UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Core Fund

Annual Report
2.28.11

Management’s discussion of
Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

U.S. stocks delivered solid gains during the 12 months ended February 28, 2011, all of them occurring in the second half of the period. The first six months saw the market struggle with concern about the European sovereign debt crisis, weakness in the energy sector following a massive oil spill in the Gulf of Mexico and tepid data on the U.S. economy. However, after Fed Chairman Ben Bernanke proposed another round of quantitative easing at the end of August to stimulate economic growth, his remarks ignited an impressive rally that boosted the S&P 500 Index to a gain of 22.57%, while the average large blend fund monitored by Morningstar, Inc. advanced 20.92%.

During the 12-month period, John Hancock U.S. Core Fund’s Class A shares returned 14.26% at net asset value, trailing the S&P 500 Index and the Morningstar peer average. The Fund’s emphasis on quality was the main factor weighing on its results, particularly overweightings in health care and consumer staples, which underperformed the broader market. Conversely, the Fund had light exposures to outperforming cyclical sectors such as energy, materials and industrials. At the stock level, Microsoft Corp. was the Fund’s biggest detractor and largest holding at period end. In health care, drug manufacturer Merck & Company, Inc., health/personal products maker Johnson & Johnson and medical device maker Medtronic, Inc. held back performance. Positions in consumer staples holdings Wal-Mart Stores, Inc. and The Procter & Gamble Company also were unrewarding. Additionally, underweighting strong-performing energy companies Exxon Mobil Corp. and Schlumberger, Ltd. detracted. On the positive side, the Fund benefited from underweighting or not owning several weak-performing commercial banks, notably Bank of America Corp. and JPMorgan Chase & Co. Overweighting consumer electronics and computer maker Apple, Inc. also added value, as did wireless infrastructure manufacturer QUALCOMM, Inc. and enterprise software maker Oracle Corp.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	U.S. Core Fund | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	8.53	—	—	–0.02	8.53	—	—	–0.08

Class B1	8.51	—	—	–0.02	8.51	—	—	–0.09

Class C1	12.52	—	—	0.38	12.52	—	—	1.79

Class i1,2	14.81	—	—	1.50	14.81	—	—	7.28

Class R1[1,2]	13.92	—	—	0.84	13.92	—	—	4.03

Class R3[2,3]	13.99	—	—	20.21	13.99	—	—	38.64

Class R4[2,3]	14.37	—	—	20.57	14.37	—	—	39.38

Class R5[2,3]	14.68	—	—	20.93	14.68	—	—	40.12

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05%, Class I — 0.89%, Class R1 — 1.64%. Class R3 — 1.54%, Class R4 — 1.24% and Class R5 — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.91%, Class B —7.27%, Class C — 3.86%, Class I — 1.33%, Class R1 — 19.92%, Class R3 — 7.43%, Class R4 — 7.17% and Class R5 — 6.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

3 From 5-22-09.

Annual report | U.S. Core Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-12-06	$10,184	$9,991	$11,720

Class C2	6-12-06	10,179	10,179	11,720

Class I3	6-12-06	10,728	10,728	11,720

Class R1[3]	6-12-06	10,403	10,403	11,720

Class R3[3]	5-22-09	13,864	13,864	15,489

Class R4[3]	5-22-09	13,938	13,938	15,489

Class R5[3]	5-22-09	14,012	14,012	15,489

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

8	U.S. Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value on	Expenses paid during
	on 9-1-10	2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,214.50	$7.41

Class B	1,000.00	1,210.50	11.24

Class C	1,000.00	1,210.70	11.24

Class I	1,000.00	1,217.30	4.84

Class R1	1,000.00	1,213.30	9.00

Class R3	1,000.00	1,213.80	8.51

Class R4	1,000.00	1,215.70	6.87

Class R5	1,000.00	1,217.50	5.17

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-10	2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,018.10	$6.76

Class B	1,000.00	1,014.60	10.24

Class C	1,000.00	1,014.60	10.24

Class I	1,000.00	1,020.30	4.41

Class R1	1,000.00	1,016.70	8.20

Class R3	1,000.00	1,017.10	7.75

Class R4	1,000.00	1,018.60	6.26

Class R5	1,000.00	1,020.10	4.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.88%, 1.64%, 1.55%, 1.25% and 0.94% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	U.S. Core Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	4.7%	The Procter & Gamble Company	2.7%

Pfizer, Inc.	4.6%	Johnson & Johnson	2.6%

Google, Inc., Class A	4.1%	Merck & Company, Inc.	2.5%

Wal-Mart Stores, Inc.	3.9%	International Business Machines Corp.	2.4%

Oracle Corp.	3.6%	The Coca-Cola Company	2.3%

Sector Composition[2,3]

Information Technology	27%	Energy	4%

Health Care	25%	Financials	4%

Consumer Staples	19%	Telecommunication Services	3%

Consumer Discretionary	8%	Materials	1%

Industrials	4%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 2-28-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | U.S. Core Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 94.50%		$64,985,279

(Cost $57,685,254)

Consumer Discretionary 8.63%		5,931,530

Auto Components 0.12%

Autoliv, Inc.	500	37,445

TRW Automotive Holdings Corp. (I)	800	45,440

Distributors 0.14%

Genuine Parts Company	1,800	94,842

Diversified Consumer Services 0.36%

Apollo Group, Inc., Class A (I)	3,000	135,780

ITT Educational Services, Inc. (I)	500	37,925

Strayer Education, Inc.	50	6,872

Weight Watchers International, Inc.	1,100	67,243

Hotels, Restaurants & Leisure 2.13%

Chipotle Mexican Grill, Inc. (I)	160	39,200

Darden Restaurants, Inc.	900	42,417

Las Vegas Sands Corp. (I)	3,800	177,232

McDonald’s Corp.	13,700	1,036,816

Yum! Brands, Inc.	3,300	166,089

Household Durables 0.15%

Fortune Brands, Inc.	1,000	61,860

Mohawk Industries, Inc. (I)	700	40,677

Internet & Catalog Retail 0.22%

Liberty Media Corp. — Interactive, Series A (I)	5,200	83,512

Netflix, Inc. (I)(L)	330	68,201

Leisure Equipment & Products 0.06%

Hasbro, Inc.	900	40,410

Media 1.55%

Charter Communications, Inc., Class A (I)	1,000	45,770

Comcast Corp., Class A	13,400	345,184

Gannett Company, Inc.	2,900	47,879

Liberty Global, Inc., Series A (I)	1,300	54,730

The McGraw-Hill Companies, Inc.	2,200	85,096

The Washington Post Company, Class B	80	34,647

Time Warner Cable, Inc.	1,800	129,924

Time Warner, Inc.	6,100	233,020

Viacom, Inc., Class B	2,000	89,320

12	U.S. Core Fund | Annual report	See notes to financial statements

	Shares	Value
Multiline Retail 0.71%

Dollar Tree, Inc. (I)	2,300	$115,736

Family Dollar Stores, Inc.	1,600	80,128

Macy’s, Inc.	3,700	88,430

Sears Holdings Corp. (I)(L)	2,000	166,620

Target Corp.	700	36,785

Specialty Retail 1.91%

Advance Auto Parts, Inc.	1,600	100,288

Aeropostale, Inc. (I)	4,549	118,001

AutoNation, Inc. (I)(L)	2,400	80,736

AutoZone, Inc. (I)	760	196,042

Best Buy Company, Inc.	4,400	141,856

Foot Locker, Inc.	1,900	37,753

Home Depot, Inc.	5,000	187,350

Jos. A. Bank Clothiers, Inc. (I)	359	16,553

Limited Brands, Inc.	1,700	54,434

O’Reilly Automotive, Inc. (I)	1,200	66,696

PetSmart, Inc.	900	36,783

Ross Stores, Inc.	1,100	79,244

TJX Companies, Inc.	3,400	169,558

Tractor Supply Company	600	31,242

Textiles, Apparel & Luxury Goods 1.28%

Coach, Inc. (L)	3,400	186,728

Fossil, Inc. (I)	600	46,044

NIKE, Inc., Class B	6,300	560,889

VF Corp.	900	86,103

Consumer Staples 19.62%		13,492,030

Beverages 4.51%

Brown Forman Corp., Class B	1,900	131,385

Coca-Cola Enterprises, Inc.	3,600	94,680

Hansen Natural Corp. (I)	1,500	86,325

PepsiCo, Inc.	18,600	1,179,612

The Coca-Cola Company	25,200	1,610,784

Food & Staples Retailing 5.77%

Costco Wholesale Corp.	2,400	179,496

CVS Caremark Corp.	3,500	115,710

Safeway, Inc.	2,400	52,368

SUPERVALU, Inc.	2,000	17,260

Sysco Corp.	7,600	211,204

The Kroger Company	5,900	135,110

Wal-Mart Stores, Inc.	51,640	2,684,247

Walgreen Company	13,300	576,422

Food Products 1.93%

Campbell Soup Company (L)	3,600	121,176

Dean Foods Company (I)	900	9,504

Flowers Foods, Inc.	1,600	42,560

General Mills, Inc.	6,700	248,838

H.J. Heinz Company	2,000	100,440

See notes to financial statements	Annual report | U.S. Core Fund	13

	Shares	Value
Food Products (continued)

Hormel Foods Corp.	4,000	$109,600

Kellogg Company	4,000	214,240

Kraft Foods, Inc., Class A	5,400	171,936

McCormick & Company, Inc., Class B	1,600	76,240

Sara Lee Corp.	2,800	47,936

The Hershey Company	3,500	183,120

Household Products 4.08%

Church & Dwight Company, Inc.	800	60,352

Clorox Company	2,000	135,520

Colgate-Palmolive Company	5,600	439,712

Kimberly-Clark Corp.	4,800	316,320

The Procter & Gamble Company	29,400	1,853,670

Personal Products 0.48%

Avon Products, Inc.	2,200	61,182

Herbalife, Ltd.	1,000	78,410

The Estee Lauder Companies, Inc., Class A	2,000	188,820

Tobacco 2.85%

Altria Group, Inc.	27,900	707,823

Lorillard, Inc.	2,161	165,900

Philip Morris International, Inc.	14,918	936,552

Reynolds American, Inc.	4,300	147,576

Energy 3.79%		2,607,664

Energy Equipment & Services 0.35%

Halliburton Company	241	11,313

National Oilwell Varco, Inc.	1,900	151,183

Rowan Companies, Inc. (I)	900	38,403

Schlumberger, Ltd.	455	42,506

Oil, Gas & Consumable Fuels 3.44%

Anadarko Petroleum Corp.	217	17,757

Apache Corp.	108	13,459

Chevron Corp.	5,697	591,064

ConocoPhillips	14,773	1,150,374

Exxon Mobil Corp.	1,228	105,031

Marathon Oil Corp.	4,400	218,240

Occidental Petroleum Corp.	680	69,340

Pioneer Natural Resources Company	600	61,404

Sunoco, Inc.	1,200	50,232

Valero Energy Corp.	3,100	87,358

Financials 2.70%		1,857,394

Commercial Banks 0.21%

CapitalSource, Inc.	5,700	43,206

CIT Group, Inc. (I)	1,500	64,980

First Citizens BancShares, Inc.	50	10,100

TCF Financial Corp.	700	11,361

Valley National Bancorp	900	12,267

14	U.S. Core Fund | Annual report	See notes to financial statements

	Shares	Value
Consumer Finance 0.10%

SLM Corp. (I)	4,900	$72,618

Diversified Financial Services 0.14%

Bank of America Corp.	6,610	94,457

Insurance 2.08%

Allied World Assurance Company Holdings, Ltd.	800	49,368

American Financial Group, Inc.	1,400	48,482

American International Group, Inc. (I)(L)	7,600	281,656

Arch Capital Group, Ltd. (I)	600	54,300

Aspen Insurance Holdings, Ltd.	1,000	29,550

Assurant, Inc.	1,100	44,693

Axis Capital Holdings, Ltd.	1,000	36,320

Brown & Brown, Inc.	1,900	49,666

Chubb Corp.	1,000	60,680

Endurance Specialty Holdings, Ltd.	600	29,754

Everest Re Group, Ltd.	400	35,460

Hartford Financial Services Group, Inc.	1,900	56,240

PartnerRe, Ltd.	500	39,650

Platinum Underwriters Holdings, Ltd.	200	8,340

Prudential Financial, Inc.	1,500	98,745

RenaissanceRe Holdings, Ltd.	600	40,212

StanCorp Financial Group, Inc.	200	9,200

The Travelers Companies, Inc.	4,900	293,657

Torchmark Corp.	600	39,150

Transatlantic Holdings, Inc.	600	30,558

Validus Holdings, Ltd.	1,800	55,710

W.R. Berkley Corp.	1,400	41,930

Real Estate Investment Trusts 0.17%

Annaly Capital Management, Inc.	4,900	87,857

National Retail Properties, Inc.	500	12,845

Omega Healthcare Investors, Inc.	600	14,382

Health Care 24.66%		16,960,349

Biotechnology 1.65%

Amgen, Inc. (I)	12,300	631,359

Biogen Idec, Inc. (I)(L)	2,300	157,320

Cephalon, Inc. (I)	600	33,786

Gilead Sciences, Inc. (I)	8,000	311,840

Health Care Equipment & Supplies 3.86%

Alere, Inc. (I)	2,659	102,744

Baxter International, Inc.	7,863	417,918

Becton, Dickinson & Company	2,600	208,000

C.R. Bard, Inc.	800	78,208

DENTSPLY International, Inc.	1,300	48,581

Edwards Lifesciences Corp. (I)	1,480	125,859

Gen-Probe, Inc. (I)	500	31,440

IDEXX Laboratories, Inc. (I)(L)	900	69,930

Intuitive Surgical, Inc. (I)	160	52,472

Kinetic Concepts, Inc. (I)	1,100	53,867

Medtronic, Inc.	16,400	654,688

See notes to financial statements	Annual report | U.S. Core Fund	15

	Shares	Value
Health Care Equipment & Supplies (continued)

ResMed, Inc. (I)(L)	1,700	$53,720

St. Jude Medical, Inc. (I)	3,400	162,792

STERIS Corp.	400	13,540

Stryker Corp.	4,200	265,692

Varian Medical Systems, Inc. (I)	1,200	83,136

Zimmer Holdings, Inc. (I)	3,700	230,658

Health Care Providers & Services 4.56%

Aetna, Inc.	4,200	156,912

AMERIGROUP Corp. (I)	500	28,675

AmerisourceBergen Corp.	4,800	181,968

Cardinal Health, Inc.	3,900	162,396

Catalyst Health Solutions, Inc. (I)	300	13,563

Coventry Health Care, Inc. (I)	2,000	60,400

Express Scripts, Inc. (I)	5,300	297,966

Health Net, Inc. (I)	1,400	41,188

Henry Schein, Inc. (I)	900	62,082

Humana, Inc. (I)	2,300	149,523

Laboratory Corp. of America Holdings (I)	1,500	135,195

Lincare Holdings, Inc. (L)	3,340	97,996

McKesson Corp.	1,500	118,920

MEDNAX, Inc. (I)	600	38,958

Omnicare, Inc.	1,100	31,493

Owens & Minor, Inc.	300	9,360

Patterson Companies, Inc.	1,400	46,732

Quest Diagnostics, Inc.	1,900	107,825

Triple-S Management Corp., Class B (I)	3,591	70,958

UnitedHealth Group, Inc.	21,356	909,338

VCA Antech, Inc. (I)	700	17,528

WellPoint, Inc. (I)	5,986	397,889

Health Care Technology 0.11%

Cerner Corp. (I)(L)	720	72,324

Life Sciences Tools & Services 0.38%

Covance, Inc. (I)	600	33,858

Mettler-Toledo International, Inc. (I)	490	83,971

Pharmaceutical Product Development, Inc.	1,500	41,205

Techne Corp.	300	21,507

Waters Corp. (I)	1,000	83,050

Pharmaceuticals 14.10%

Abbott Laboratories	19,400	933,140

Allergan, Inc.	3,900	289,263

Bristol-Myers Squibb Company	20,200	521,362

Eli Lilly & Company	24,900	860,544

Endo Pharmaceuticals Holdings, Inc. (I)	2,900	103,008

Forest Laboratories, Inc. (I)	7,000	226,800

Johnson & Johnson	28,700	1,763,328

Merck & Company, Inc.	52,683	1,715,885

Pfizer, Inc.	165,488	3,183,989

Warner Chilcott PLC, Class A	4,337	102,700

16	U.S. Core Fund | Annual report	See notes to financial statements

	Shares	Value
Industrials 4.44%		$3,055,280

Aerospace & Defense 1.15%

General Dynamics Corp.	3,700	281,644

L-3 Communications Holdings, Inc.	800	63,432

Northrop Grumman Corp.	1,300	86,684

Precision Castparts Corp.	970	137,498

Rockwell Collins, Inc.	1,200	77,328

United Technologies Corp.	1,700	142,018

Air Freight & Logistics 0.35%

C.H. Robinson Worldwide, Inc.	2,400	173,736

Expeditors International of Washington, Inc.	1,400	66,920

Airlines 0.09%

United Continental Holdings, Inc. (I)	2,600	62,504

Commercial Services & Supplies 0.36%

Copart, Inc. (I)(L)	1,000	42,010

Pitney Bowes, Inc.	2,800	70,504

Rollins, Inc.	2,250	44,145

Stericycle, Inc. (I)	1,100	95,062

Industrial Conglomerates 1.02%

3M Company	7,600	700,948

Machinery 1.07%

Caterpillar, Inc.	1,700	174,981

Cummins, Inc.	1,070	108,198

Danaher Corp.	5,500	278,300

Deere & Company	1,300	117,195

Joy Global, Inc.	600	58,428

Professional Services 0.13%

Dun & Bradstreet Corp.	400	32,320

IHS, Inc., Class A (I)	700	58,590

Road & Rail 0.17%

Union Pacific Corp.	1,200	114,492

Trading Companies & Distributors 0.10%

Fastenal Company (L)	1,100	68,343

Information Technology 26.84%		18,457,845

Communications Equipment 3.07%

Aruba Networks, Inc. (I)	400	12,180

Cisco Systems, Inc. (I)	36,600	679,296

F5 Networks, Inc. (I)	580	68,446

Harris Corp.	800	37,328

QUALCOMM, Inc.	21,800	1,298,844

Tellabs, Inc.	2,400	12,936

Computers & Peripherals 3.51%

Apple, Inc. (I)	4,310	1,522,335

Dell, Inc. (I)	11,015	174,367

Hewlett-Packard Company	9,300	405,759

Lexmark International, Inc., Class A (I)	900	33,777

NCR Corp. (I)	1,800	34,380

See notes to financial statements	Annual report | U.S. Core Fund	17

	Shares	Value
Computers & Peripherals (continued)

NetApp, Inc. (I)	1,700	$87,822

Seagate Technology PLC (I)	2,900	36,830

Western Digital Corp. (I)	3,919	119,843

Electronic Equipment, Instruments & Components 0.21%

Dolby Laboratories, Inc., Class A (I)	1,500	75,855

Ingram Micro, Inc., Class A (I)	2,600	51,818

Tech Data Corp. (I)	300	14,874

Internet Software & Services 4.92%

eBay, Inc. (I)	17,500	586,338

Google, Inc., Class A (I)	4,567	2,801,398

IT Services 4.61%

Accenture PLC, Class A	5,900	303,732

Amdocs, Ltd. (I)	2,400	71,616

Automatic Data Processing, Inc.	3,700	185,000

Broadridge Financial Solutions, Inc.	1,700	38,964

Cognizant Technology Solutions Corp., Class A (I)	3,700	284,419

Computer Sciences Corp.	900	43,317

Fiserv, Inc. (I)	1,100	69,597

Global Payments, Inc.	1,200	57,588

International Business Machines Corp.	10,321	1,670,763

Jack Henry & Associates, Inc.	1,300	41,483

MasterCard, Inc., Class A	907	218,188

NeuStar, Inc., Class A (I)	200	5,050

Paychex, Inc.	4,000	134,520

Total Systems Services, Inc. (L)	2,500	44,375

Office Electronics 0.14%

Xerox Corp.	8,800	94,600

Semiconductors & Semiconductor Equipment 0.16%

Texas Instruments, Inc.	3,100	110,391

Software 10.22%

Adobe Systems, Inc. (I)	2,300	79,350

ANSYS, Inc. (I)	600	33,792

BMC Software, Inc. (I)	1,900	94,050

Citrix Systems, Inc. (I)	1,600	112,256

FactSet Research Systems, Inc.	820	86,002

Informatica Corp. (I)	1,400	65,814

Intuit, Inc. (I)	5,600	294,448

McAfee, Inc. (I)	900	43,155

MICROS Systems, Inc. (I)	1,300	61,932

Microsoft Corp.	122,241	3,249,166

Oracle Corp.	74,147	2,439,436

Quest Software, Inc. (I)	1,700	45,543

Salesforce.com, Inc. (I)	610	80,685

Symantec Corp. (I)	9,100	164,073

TIBCO Software, Inc. (I)	1,200	29,544

VMware, Inc., Class A (I)	1,800	150,570

18	U.S. Core Fund | Annual report	See notes to financial statements

			Shares	Value
Materials 0.73%				$497,786

Chemicals 0.55%

E.I. Du Pont de Nemours & Company			3,900	213,993

Ecolab, Inc.			2,000	97,280

Sigma-Aldrich Corp.			1,000	63,890

Metals & Mining 0.02%

Commercial Metals Company			600	10,002

Paper & Forest Products 0.16%

Schweitzer-Mauduit International, Inc.			2,054	112,621

Telecommunication Services 3.09%				2,125,401

Diversified Telecommunication Services 2.97%

AT&T, Inc.			28,000	794,640

CenturyLink, Inc. (L)			1,900	78,242

Verizon Communications, Inc.			31,700	1,170,364

Wireless Telecommunication Services 0.12%

MetroPCS Communications, Inc. (I)			2,200	31,680

Telephone & Data Systems, Inc.			1,500	50,475

Investment Companies 1.01%				$692,247

(Cost $635,987)

Financials 1.01%				692,247
SPDR S&P 500 ETF Trust			5,199	692,247

		Yield	Shares	Value

Securities Lending Collateral 1.63%				$1,124,229

(Cost $1,124,155)

John Hancock Collateral Investment Trust (W)		0.2855% (Y)	112,340	1,124,229

Short-Term Investments 3.34%				$2,299,518

(Cost $2,299,512)

		Maturity
	Yield*	date	Par value	Value
U.S. Government 0.43%				299,993
U.S. Treasury Bill	0.180%	3-10-11	$300,000	299,993

			Shares	Value
Short-Term Securities 2.91%				1,999,525
State Street Institutional Treasury Money
Market Fund	0.0453% (Y)		1,999,525	1,999,525

Total investments (Cost $61,744,908)† 100.48%				$69,101,273

Other assets and liabilities, net (0.48%)				($329,900)

Total net assets 100.00%				$68,771,373

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | U.S. Core Fund	19

Notes to Schedule of Investments

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $62,554,907. Net unrealized appreciation aggregated $6,546,366, of which $6,969,277 related to appreciated investment securities and $422,911 related to depreciated investment securities.

20	U.S. Core Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $60,620,753) including
$1,091,259 of securities loaned (Note 2)	$67,977,044
Investments in affiliated issuers, at value (Cost $1,124,155) (Note 2)	1,124,229

Total investments, at value (Cost $61,744,908)	69,101,273
Receivable for fund shares sold	791,944
Dividends and interest receivable	142,140
Receivable for securities lending income	2,226
Other receivables and prepaid expenses	6,271

Total assets	70,043,854

Liabilities

Payable for investments purchased	4,513
Payable for fund shares repurchased	14,187
Payable upon return of securities loaned (Note 2)	1,125,131
Payable to affiliates
Accounting and legal services fees	874
Transfer agent fees	12,832
Distribution and service fees	3
Trustees’ fees	615
Due to adviser	102,961
Other liabilities and accrued expenses	11,365

Total liabilities	1,272,481

Net assets

Capital paid-in	$63,928,417
Undistributed net investment income	144,998
Accumulated net realized loss on investments and futures contracts	(2,658,407)
Net unrealized appreciation (depreciation) on investments	7,356,365
Net assets	$68,771,373

See notes to financial statements	Annual report | U.S. Core Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($31,179,454 ÷ 1,608,524 shares)	$19.38
Class B ($824,284 ÷ 42,665 shares)[1]	$19.32
Class C ($2,377,992 ÷ 123,169 shares)[1]	$19.31
Class I ($34,172,344 ÷ 1,761,956 shares)	$19.39
Class R1 ($113,771 ÷ 5,879 shares)	$19.35
Class R3 ($34,510 ÷ 1,779.359 shares)	$19.39
Class R4 ($34,509 ÷ 1,779.359 shares)	$19.39
Class R5 ($34,509 ÷ 1,779.359 shares)	$19.39

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.40

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	U.S. Core Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,070,628
Securities lending	11,561
Interest	2,090
Less foreign taxes withheld	(18)

Total investment income	1,084,261

Expenses

Investment management fees (Note 5)	386,107
Distribution and service fees (Note 5)	106,110
Accounting and legal services fees (Note 5)	6,737
Transfer agent fees (Note 5)	62,533
Trustees’ fees (Note 5)	3,510
State registration fees (Note 5)	56,044
Printing and postage (Note 5)	11,383
Professional fees	48,721
Custodian fees	12,140
Registration and filing fees	32,269
Other	7,702

Total expenses	733,256
Less expense reductions (Note 5)	(140,827)

Net expenses	592,429

Net investment income	491,832

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,571,228
Investments in affiliated issuers	(819)
Futures contracts (Note 3)	89,593
1,660,002
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,111,297
Investments in affiliated issuers	(137)
Futures contracts (Note 3)	(18,147)
Translation of assets and liabilities in foreign currencies	215
5,093,228
Net realized and unrealized gain	6,753,230

Increase in net assets from operations	$7,245,062

See notes to financial statements	Annual report | U.S. Core Fund	23

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10

Increase (decrease) in net assets

From operations
Net investment income	$491,832	$197,722
Net realized gain (loss)	1,660,002	(1,312,068)
Change in net unrealized appreciation (depreciation)	5,093,228	7,710,519

Increase in net assets resulting from operations	7,245,062	6,596,173

Distributions to shareholders
From net investment income
Class A	(167,314)	(77,787)
Class I	(207,682)	(124,896)
Class R1	(282)	(22)
Class R3	(117)	(34)
Class R4	(209)	(113)
Class R5	(301)	(193)

Total distributions	(375,905)	(203,045)

From Fund share transactions (Note 6)	20,847,789	22,212,754

Total increase	27,716,946	28,605,882

Net assets

Beginning of year	41,054,427	12,448,545

End of year	$68,771,373	$41,054,427

Undistributed net investment income	$144,998	$29,071

24	U.S. Core Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of period	$17.06	$12.25	$19.42	$22.24	$20.00
Net investment income[2]	0.14	0.11	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	2.29	4.76	(7.19)	(1.88)	2.41
Total from investment operations	2.43	4.87	(7.04)	(1.72)	2.53
Less distributions
From net investment income	(0.11)	(0.06)	(0.13)	(0.17)	(0.09)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	(0.11)	(0.06)	(0.13)	(1.10)	(0.29)
Net asset value, end of period	$19.38	$17.06	$12.25	$19.42	$22.24
Total return (%)[3,4]	14.26	39.78	(36.34)	(8.16)	12.64[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$22	$11	$18	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	1.76[6]	1.75	1.86	1.93[7]
Expenses net of fee waivers	1.35	1.35[6]	1.35	1.34	1.34[7]
Expenses net of fee waivers and credits	1.35	1.35[6]	1.35	1.34	1.34[7]
Net investment income	0.82	0.72	0.86	0.70	0.76[7]
Portfolio turnover (%)	78	44	61	81	36

1 The inception date for Class A shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.

See notes to financial statements	Annual report | U.S. Core Fund	25

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of period	$17.02	$12.26	$19.38	$22.20	$20.00
Net investment income[2]	0.03	0.01	0.04	—[3]	0.02
Net realized and unrealized gain (loss) on investments	2.27	4.75	(7.16)	(1.88)	2.40
Total from investment operations	2.30	4.76	(7.12)	(1.88)	2.42
From net investment income	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	—	—	(0.94)	(0.22)
Net asset value, end of period	$19.32	$17.02	$12.26	$19.38	$22.20
Total return (%)[4,5]	13.51	38.83	(36.74)	(8.84)	12.07[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.02	7.67[8]	8.79	6.98	13.58[9]
Expenses net of fee waivers	2.05	2.08[8]	2.40	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05	2.05[8]	2.05	2.05	2.04[9]
Net investment income	0.19	0.03	0.24	—[10]	0.12[9]
Portfolio turnover (%)	78	44	61	81	36

1 The inception date for Class B shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.
10 Less than 0.005%.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of period	$17.01	$12.26	$19.39	$22.21	$20.00
Net investment income[2]	0.02	—[3]	0.01	—[4]	0.03
Net realized and unrealized gain (loss) on investments	2.28	4.75	(7.14)	(1.88)	2.40
Total from investment operations	2.30	4.75	(7.13)	(1.88)	2.43
From net investment income	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	—	—	(0.94)	(0.22)
Net asset value, end of period	$19.31	$17.01	$12.26	$19.39	$22.21
Total return (%)[5,6]	13.52	38.74	(36.77)	(8.84)	12.12[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.40	3.92[8]	3.43	2.94	3.82[9]
Expenses net of fee waivers	2.05	2.06[8]	2.07	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05	2.05[8]	2.05	2.05	2.04[9]
Net investment income (loss)	0.12	—[10]	0.06	(0.01)	0.16[9]
Portfolio turnover (%)	78	44	61	81	36

1 The inception date for Class C shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 Annualized.
10 Less than (0.005%).

26	U.S. Core Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of period	$17.06	$12.25	$19.43	$22.26	$20.00
Net investment income[2]	0.24	0.16	0.21	0.25	0.18
Net realized and unrealized gain (loss) on investments	2.28	4.79	(7.19)	(1.89)	2.41
Total from investment operations	2.52	4.95	(6.98)	(1.64)	2.59
Less distributions
From net investment income	(0.19)	(0.14)	(0.20)	(0.26)	(0.13)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	(0.19)	(0.14)	(0.20)	(1.19)	(0.33)
Net asset value, end of period	$19.39	$17.06	$12.25	$19.43	$22.26
Total return (%)[3]	14.81	40.35	(36.06)	(7.82)	12.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$16	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.39[6]	10.44	12.79	17.83[7]
Expenses net of fee waivers	0.88	0.87[6]	0.95	0.95	0.95[7]
Expenses net of fee waivers and credits	0.88	0.87[6]	0.95	0.95	0.95[7]
Net investment income	1.34	0.94	1.19	1.10	1.16[7]
Portfolio turnover (%)	78	44	61	81	36

1 The inception date for Class I shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to less than 0.005% of average net assets.
7 Annualized.

CLASS R1 SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of period	$17.03	$12.23	$19.37	$22.20	$20.00
Net investment income[2]	0.09	0.07	0.13	0.13	0.06
Net realized and unrealized gain (loss) on investments	2.28	4.73	(7.16)	(1.88)	2.42
Total from investment operations	2.37	4.80	(7.03)	(1.75)	2.48
Less distributions
From net investment income	(0.05)	—[3]	(0.11)	(0.15)	(0.08)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	(0.05)	—[3]	(0.11)	(1.08)	(0.28)
Net asset value, end of period	$19.35	$17.03	$12.23	$19.37	$22.20
Total return (%)[4]	13.92	39.28	(36.37)	(8.32)	12.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.66	20.80[7]	19.51	15.98	21.12[8]
Expenses net of fee waivers	1.67	1.66[7]	1.95	1.45	1.69[8]
Expenses net of fee waivers and credits	1.67	1.66[7]	1.45	1.45	1.69[8]
Net investment income	0.48	0.43	0.76	0.59	0.41[8]
Portfolio turnover (%)	78	44	61	81	36

1 The inception date for Class R1 shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

See notes to financial statements	Annual report | U.S. Core Fund	27

CLASS R3 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$17.07	$14.05
Net investment income[2]	0.10	0.03
Net realized and unrealized gain on investments	2.29	3.01
Total from investment operations	2.39	3.04
Less distributions
From net investment income	(0.07)	(0.02)
Net asset value, end of period	$19.39	$17.07
Total return (%)[3]	13.99	21.63[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	39.27	9.87[6]
Expenses net of fee waivers	1.58	1.66[6]
Expenses net of fee waivers and credits	1.58	1.66[6]
Net investment income	0.57	0.21[6]
Portfolio turnover (%)	78	44

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R4 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$17.06	$14.05
Net investment income[2]	0.15	0.06
Net realized and unrealized gain on investments	2.30	3.01
Total from investment operations	2.45	3.07
Less distributions
From net investment income	(0.12)	(0.06)
Net asset value, end of period	$19.39	$17.06
Total return (%)[3]	14.37	21.87[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	39.00	9.61[6]
Expenses net of fee waivers	1.28	1.36[6]
Expenses net of fee waivers and credits	1.28	1.36[6]
Net investment loss	0.87	0.50[6]
Portfolio turnover (%)	78	44

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

28	U.S. Core Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$17.06	$14.05
Net investment income[2]	0.21	0.10
Net realized and unrealized gain on investments	2.29	3.02
Total from investment operations	2.50	3.12
Less distributions
From net investment income	(0.17)	(0.11)
Net asset value, end of period	$19.39	$17.06
Total return (%)[3]	14.68	22.18[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	38.74	9.36[6]
Expenses net of fee waivers	0.98	1.06[6]
Expenses net of fee waivers and credits	0.98	1.06[6]
Net investment income	1.17	0.81[6]
Portfolio turnover (%)	78	44

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | U.S. Core Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except U.S. Treasury Bills, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the

30	U.S. Core Fund | Annual report

close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Annual report | U.S. Core Fund	31

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,848,409 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2018 — $1,848,409.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2011 and 2010 was as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	$375,905	$203,045

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the components of distributable earnings on a tax basis included $145,320 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

32	U.S. Core Fund | Annual report

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended February 28, 2011, the Fund used futures contracts to gain market exposure. During year ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from zero to $1.9 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2011.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

	STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS

Equity contracts	Net realized gain	$89,593

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

	STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS

Equity contracts	Change in	($18,147)
	unrealized
	appreciation
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | U.S. Core Fund	33

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.76% of the next $500,000,000; (c) 0.75% of the next $1,000,000,000; (d) 0.74% of the next $1,000,000,000; and (e) 0.72% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, 2.05%, 0.89%, 1.64%, 1.54%, 1.24% and 0.94% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.87%, 1.75%, 1.65%, 1.35% and 1.05% for Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Effective June 26, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.04% of average daily net assets. During the period from May 1, 2010 to June 26, 2010, the fee waiver and/or reimbursement was such that these expenses did not exceed 0.09% of average daily net assets.

Accordingly, these expense reductions amounted to $40,615, $5,407, $7,461, $48,692, $2,975, $11,875, $11,890 and $11,912 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to the service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended February 28, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

34	U.S. Core Fund | Annual report

CLASS	12b–1 FEES	SERVICE FEES

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,941 for the year ended February 28, 2011. Of this amount, $5,676 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,842 was paid as sales commissions to broker-dealers and $423 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $261 and $121 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Annual report | U.S. Core Fund	35

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$78,782	$43,102	$3,804	$6,840
Class B	5,587	1,488	4,052	120
Class C	21,195	4,256	3,761	504
Class I	—	12,373	6,827	3,776
Class R1	310	350	2,923	66
Class R3	157	320	11,559	25
Class R4	79	320	11,559	25
Class R5	—	324	11,559	27
Total	$106,110	$62,533	$56,044	$11,383

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid expenses and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the year ended February 28, 2011 and for the year ended February 28, 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	460,570	$8,297,278	455,553	$7,151,566
Distributions reinvested	8,755	163,886	4,368	75,873
Repurchased	(177,915)	(3,252,228)	(72,964)	(1,132,654)

Net increase	291,410	$5,208,936	386,957	$6,094,785

Class B shares

Sold	25,910	$455,620	11,993	$182,687
Repurchased	(5,850)	(105,831)	(5,610)	(86,556)

Net increase	20,060	$349,789	6,383	$96,131

Class C shares

Sold	40,635	$708,765	68,921	$1,077,457
Repurchased	(16,680)	(297,360)	(21,998)	(334,545)

Net increase	23,955	$411,405	46,923	$742,912

Class I shares

Sold	1,074,227	$19,696,800	1,020,503	$16,466,223
Distributions reinvested	9,115	170,640	6,074	105,386
Repurchased	(279,012)	(4,999,129)	(80,937)	(1,367,705)

Net increase	804,330	$14,868,311	945,640	$15,203,904

36	U.S. Core Fund | Annual report

	Year ended 2-28-11		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	502	$9,066	—	—
Distributions reinvested	15	282	1	$22

Net increase	517	$9,348	1	$22

Class R3 shares

Sold	—	—	1,779	$25,000

Net increase	—	—	1,779	$25,000

Class R4 shares

Sold	—	—	1,779	$25,000

Net increase	—	—	1,779	$25,000

Class R5 shares

Sold	—	—	1,779	$25,000

Net increase	—	—	1,779	$25,000

Net increase	1,140,272	$20,847,789	1,391,241	$22,212,754

1 The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

Affiliates of the Fund owned 49%, 91%, 100%, 100% and 100% of shares of beneficial interest of Class A, Class R1, Class R3, Class R4 and Class R5 shares on February 28, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $57,073,926 and $37,002,876, respectively, for the year ended February 28, 2011.

Annual report | U.S. Core Fund	37

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Core Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

38	U.S. Core Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 28, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

Annual report | U.S. Core Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

40	U.S. Core Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

Annual report | U.S. Core Fund	41

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

42	U.S. Core Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | U.S. Core Fund	43

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	U.S. Core Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	6500A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Annual Report
2.28.11

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

International stocks fared quite well during the 12 months ended February 28, 2011, thanks to a vigorous second-half rally. During the first half of the period, global markets struggled with concern about the European sovereign debt crisis, weakness in the energy sector following a massive oil spill from an explosion at a BP drilling rig in the Gulf of Mexico and tepid data on the U.S. economy that led investors to fear a double-dip recession. Over the summer, anxiety about the European debt situation eased, and BP managed to contain its leaking undersea well. Meanwhile, Fed Chairman Ben Bernanke proposed another round of quantitative easing at the end of August to stimulate U.S. economic growth. His remarks ignited an impressive global stock rally that boosted the MSCI EAFE Index to a gain of 20.54%, while the average large value fund monitored by Morningstar, Inc. advanced 19.64%.

During the period, John Hancock International Core Fund’s Class A shares returned 21.13% at net asset value. Our quantitative model’s momentum criteria were particularly helpful to relative performance during the period. At the sector level, the strongest contributions came from energy, financials and information technology. Geographically, Japan, Sweden and the United Kingdom were noteworthy contributors. A large underweighting in U.K.-based energy major BP PLC, a benchmark component, was timely. After the Gulf of Mexico spill occurred, we increased the position, although it remained underweighted versus our benchmark. An out-of-benchmark position in Canadian auto parts company Magna International, Inc. also bolstered performance, as did not owning Teva Pharmaceuticals, an Israel-based manufacturer of generic drugs, underweighting global bank HSBC Holdings PLC and overweighting Danish insulin maker Novo Nordisk A/S. Conversely, the Fund’s sizable overweighting in health care detracted from performance. On a country basis, weak picks in Switzerland and Hong Kong had a negative impact. At the stock level, overweighting two drug stocks, France’s Sanofi-Aventis S.A. and U.K.-headquartered GlaxoSmithKline PLC, was counterproductive, while Japanese bank Resona Holdings, Inc. saw its share price plunge when the company revealed its plans to raise substantial capital.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	International Core Fund | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	15.09	0.56	—	2.31	15.09	2.85	—	13.27

Class B2	15.28	0.56	—	2.40	15.28	2.81	—	13.79

Class C2	19.32	0.89	—	2.56	19.32	4.54	—	14.77

Class i2,3	21.73	2.09	—	3.78	21.73	10.88	—	22.42

Class R1[2,3]	20.71	1.39	—	3.04	20.71	7.13	—	17.74

Class R3[3,4]	20.87	—	—	18.84	20.87	—	—	35.86

Class R4[3,4]	21.21	—	—	19.20	21.21	—	—	36.59

Class R5[3,4]	21.59	—	—	19.56	21.59	—	—	37.33

Class 1[3,5]	21.75	—	—	–0.02	21.75	—	—	–0.10

Class NAV[3,6]	21.85	—	—	0.80	21.85	—	—	3.63

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.60%, Class B — 2.30%, Class C — 2.30%, Class R1 — 1.89%, Class R3 —1.79%, Class R4 — 1.49% and Class R5 — 1.19%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.62%, Class B — 2.62%, Class C — 2.51%, Class R1 — 8.19%, Class R3 — 8.46%, Class R4 — 8.20% and Class R5 — 7.95%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 1.05%, Class NAV — 1.01% and Class 1 — 1.05%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06. Returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I and Class R1 shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

Annual report | International Core Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B3	9-16-05	$11,473	$11,379	$12,901

Class C3,4	9-16-05	11,477	11,477	12,901

Class I3,5	9-16-05	12,242	12,242	12,901

Class R1[3,5]	9-16-05	11,774	11,774	12,901

Class R3[5]	5-22-09	13,586	13,586	14,315

Class R4[5]	5-22-09	13,659	13,659	14,315

Class R5[5]	5-22-09	13,733	13,733	14,315

Class 1[5]	11-6-06	9,990	9,990	10,260

Class NAV[5]	8-29-06	10,363	10,363	10,740

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, as of 2-28-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 NAV represents net asset value and POP represents public offering price.

3 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06. Returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I and Class R1 shares, respectively.

4 The contingent deferred sales charge, if any, is not applicable.

5 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

8	International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,253.20	$9.05

Class B	1,000.00	1,248.60	12.82

Class C	1,000.00	1,249.00	12.83

Class I	1,000.00	1,255.70	6.38

Class R1	1,000.00	1,251.00	10.55

Class R3	1,000.00	1,251.90	9.99

Class R4	1,000.00	1,253.90	8.33

Class R5	1,000.00	1,255.80	6.66

Class 1	1,000.00	1,256.40	6.04

Class NAV	1,000.00	1,256.50	5.76

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,016.80	$8.10

Class B	1,000.00	1,013.40	11.48

Class C	1,000.00	1,013.40	11.48

Class I	1,000.00	1,019.10	5.71

Class R1	1,000.00	1,015.40	9.44

Class R3	1,000.00	1,015.90	8.95

Class R4	1,000.00	1,017.40	7.45

Class R5	1,000.00	1,018.90	5.96

Class 1	1,000.00	1,019.40	5.41

Class NAV	1,000.00	1,019.70	5.16

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.62%, 2.30%, 2.30%, 1.14%, 1.89%, 1.79%, 1.49%, 1.19%, 1.08% and 1.03% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Core Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	2.8%	Novartis AG	2.0%

Total SA	2.6%	Royal Dutch Shell PLC, A shares	1.6%

Sanofi-Aventis SA	2.6%	Novo Nordisk A/S	1.4%

Eni SpA	2.3%	Enel SpA	1.4%

AstraZeneca PLC	2.3%	Vodafone Group PLC	1.3%

Sector Composition[2,3]

Consumer Discretionary	16%	Telecommunication Services	7%

Health Care	15%	Consumer Staples	6%

Energy	12%	Utilities	5%

Financials	12%	Information Technology	4%

Industrials	11%	Short-Term Investments & Other	4%

Materials	8%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Holdings or Top Five Countries.

2 As a percentage of net assets on 2-28-11.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Core Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 94.16%	$1,508,777,873

(Cost $1,352,542,643)

Australia 4.26%		68,269,545

BHP Billiton, Ltd.	74,944	3,540,700

BlueScope Steel, Ltd.	1,094,561	2,334,544

Commonwealth Bank of Australia	158,461	8,604,330

Dexus Property Group	2,226,934	1,945,125

General Property Trust, Ltd.	781,431	2,473,574

Goodman Fielder, Ltd.	1,035,757	1,318,405

Goodman Group	3,608,277	2,583,532

ING Industrial Fund	1,895,397	1,023,682

ING Office Fund	3,274,224	2,040,700

Macquarie Office Trust	667,561	2,181,058

Mirvac Group, Ltd.	1,274,507	1,692,657

Newcrest Mining, Ltd.	40,437	1,568,012

Pacific Brands, Ltd.	994,344	904,728

Qantas Airways, Ltd. (I)	504,911	1,204,523

QBE Insurance Group, Ltd. (L)	100,802	1,870,771

Rio Tinto, Ltd.	50,195	4,381,043

Stockland	907,935	3,521,933

Suncorp-Metway, Ltd.	190,707	1,644,520

TABCORP Holdings, Ltd.	329,604	2,559,564

Telstra Corp., Ltd.	3,019,803	8,599,592

Wesfarmers, Ltd.	131,945	4,450,513

Westfield Group	96,810	964,389

Woodside Petroleum, Ltd. (L)	104,191	4,539,501

Woolworths, Ltd.	84,633	2,322,149

Austria 0.55%		8,825,927

Erste Group Bank AG	18,543	979,233

Immofinanz AG (I)(L)	395,708	1,748,363

OMV AG	98,452	4,190,394

Raiffeisen International Bank Holding AG (L)	31,763	1,907,937

Belgium 0.81%		13,004,057

Ageas	556,722	1,766,137

Belgacom SA	80,430	3,014,296

Colruyt SA	45,245	2,273,638

Delhaize Group SA	25,808	1,995,839

Dexia SA (I)	315,923	1,380,206

12	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Belgium (continued)

Mobistar SA	19,088	$1,218,884

Umicore	26,854	1,355,057

Bermuda 0.10%		1,551,515

Golden Ocean Group, Ltd. (L)	509,800	657,538

Lancashire Holdings, Ltd.	91,502	893,977

Canada 2.55%		40,858,275

Barrick Gold Corp. (L)	100,100	5,283,442

BCE, Inc. (L)	82,300	3,051,254

Canadian Pacific Railway, Ltd.	12,400	841,600

EnCana Corp.	320,500	10,417,776

IGM Financial, Inc.	38,700	1,880,130

Magna International, Inc.	87,000	4,284,854

Methanex Corp.	44,600	1,297,763

Metro, Inc.	33,900	1,535,279

National Bank of Canada	23,065	1,777,207

Research In Motion, Ltd. (I)	43,400	2,865,637

RONA, Inc.	82,400	1,255,231

Sun Life Financial, Inc.	103,300	3,431,106

Teck Resources, Ltd., Class B	32,600	1,803,561

Yellow Media, Inc. (L)	197,700	1,133,435

Denmark 1.63%		26,207,386

Carlsberg A/S	22,147	2,354,784

D.S. Norden A/S	13,905	492,713

Danske Bank A/S (I)	58,605	1,374,621

Novo Nordisk A/S	174,608	21,985,268

Finland 1.09%		17,537,421

Metra Oyj	19,632	1,508,772

Metso Oyj	58,864	3,041,851

Neste Oil Oyj (L)	83,552	1,482,934

Nokia AB Oyj	361,797	3,118,809

Sampo Oyj, A Shares	39,726	1,232,335

Stora Enso Oyj, Series R	281,980	3,182,498

UPM-Kymmene Oyj	182,747	3,634,185

YIT Oyj	11,664	336,037

France 10.54%		168,902,508

Arkema	24,632	1,802,173

BNP Paribas	155,436	12,149,062

Casino Guichard Perrachon SA	14,172	1,387,610

Cie de Saint-Gobain SA	25,704	1,536,196

Dassault Systemes SA	24,048	1,841,209

Essilor International SA	25,100	1,792,509

Eutelsat Communications	16,060	640,655

France Telecom SA	173,048	3,834,704

Hermes International SA	15,810	3,442,166

L’Oreal SA	28,066	3,263,462

Lagardere S.C.A.	65,191	2,934,087

LVMH Moet Hennessy Louis Vuitton SA	64,577	10,179,025

See notes to financial statements	Annual report | International Core Fund	13

	Shares	Value
France (continued)

Nexans SA	7,234	$654,786

PagesJaunes Groupe SA (L)	91,685	894,193

Peugeot SA (I)	30,085	1,205,279

PPR	17,043	2,587,328

Renault SA (I)	59,891	3,672,708

Rhodia SA	137,543	3,967,307

Sanofi-Aventis SA	604,849	41,753,681

Schneider Electric SA	26,581	4,396,499

Societe Generale	88,551	6,233,915

Technip SA	5,386	531,581

Total SA	688,682	42,254,232

Valeo SA (I)	47,654	2,967,404

Vivendi SA	361,054	10,290,579

Wendel	26,070	2,690,158

Germany 6.30%		101,002,135

Adidas AG	15,142	971,609

Aixtron AG (L)	22,379	921,710

BASF SE	92,890	7,723,923

Bayerische Motoren Werke (BMW) AG	108,955	8,836,470

Bilfinger Berger AG	20,564	1,723,799

Daimler AG (I)	225,895	15,911,032

Deutsche Lufthansa AG (I)	126,374	2,583,303

Deutsche Post AG	42,756	784,115

Dialog Semiconductor PLC (I)	22,032	450,048

E.ON AG	454,823	14,930,404

Fresenius AG	8,411	766,968

Heidelberger Druckmaschinen AG (I)	41,808	204,641

Infineon Technologies AG	590,881	6,463,088

Kloeckner & Company SE (I)	67,574	2,198,720

Lanxess AG	75,209	5,597,232

Leoni AG (I)	23,361	978,382

MAN AG	35,149	4,462,885

MTU Aero Engines Holding AG	36,539	2,436,102

Norddeutsche Affinerie AG (L)	44,282	2,356,591

Puma AG	4,537	1,349,174

RWE AG	19,638	1,325,334

Salzgitter AG	31,388	2,605,572

SAP AG	117,305	7,077,480

Siemens AG	13,133	1,768,333

Software AG	14,302	2,308,079

Suedzucker AG	62,829	1,725,860

Symrise AG	42,181	1,107,153

Volkswagen AG	9,442	1,434,128

Greece 0.47%		7,484,844

Alpha Bank A.E. (I)	227,616	1,517,642

National Bank of Greece SA (I)	239,371	2,241,372

OPAP SA	143,654	2,999,867

Public Power Corp. SA	46,958	725,963

14	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong 1.51%		$24,272,304

Cathay Pacific Airways, Ltd.	605,000	1,414,337

CLP Holdings, Ltd.	655,699	5,356,280

Esprit Holdings, Ltd.	458,995	2,259,579

Hong Kong & China Gas Company, Ltd.	713,130	1,607,017

Hong Kong Electric Holdings, Ltd.	607,854	3,974,173

Hutchison Whampoa, Ltd.	332,000	3,928,499

Noble Group, Ltd.	253,727	409,790

Pacific Basin Shipping, Ltd.	2,371,000	1,386,158

Swire Pacific, Ltd., Class A	162,000	2,271,764

Yue Yuen Industrial Holdings, Ltd.	526,718	1,664,707

Ireland 0.98%		15,729,846

C&C Group PLC	257,317	1,255,313

CRH PLC	250,827	5,800,980

DCC PLC	62,315	1,999,262

Experian PLC	74,653	946,475

Kerry Group PLC	76,353	2,774,705

Paddy Power PLC	23,715	966,233

Shire PLC	70,175	1,986,878

Israel 0.29%		4,667,196

Bezek Israeli Telecommunications Corp., Ltd.	647,541	1,762,314

Israel Chemicals, Ltd.	104,982	1,745,324

Partner Communications Company, Ltd.	62,197	1,159,558

Italy 5.45%		87,374,334

BGP Holdings PLC (I)	2,714,128	4

Bulgari SpA	51,892	549,827

Enel SpA	3,629,517	21,625,884

Eni SpA	1,535,795	37,478,044

Fiat SpA	157,084	1,460,449

Finmeccanica SpA	41,892	524,307

Fondiaria-Sai SpA (L)	159,263	1,500,138

Italcementi SpA — RSP	38,152	193,569

Mediaset SpA	205,570	1,321,467

Milano Assicurazioni SpA	129,493	215,277

Parmalat SpA	3	9

Recordati SpA	92,425	863,610

Saipem SpA	80,675	4,079,703

Snam Rete Gas SpA	485,884	2,657,732

Telecom Italia SpA	2,035,184	3,178,721

Telecom Italia RSP	3,983,387	5,270,546

Terna Rete Elettrica Nazionale SpA	419,339	1,933,781

UniCredit Italiano SpA	1,756,898	4,521,266

Japan 23.23%		372,156,580

Advance Residence Investment Corp.	705	1,467,219

AEON Company, Ltd. (L)	175,300	2,212,280

AEON Credit Service Company, Ltd.	115,200	1,758,776

Aiful Corp. (I)(L)	418,000	886,032

Aisin Seiki Company, Ltd.	36,300	1,386,965

See notes to financial statements	Annual report | International Core Fund	15

	Shares	Value
Japan (continued)

All Nippon Airways Company, Ltd. (I)	342,000	$1,236,032

Alps Electric Company, Ltd.	298,946	4,024,974

Anritsu Corp. (L)	120,000	1,126,033

Asahi Diamond Industrial Company, Ltd.	71,000	1,377,839

Asahi Kasei Corp.	244,000	1,687,459

Astellas Pharma, Inc.	170,900	6,711,641

Bank of Yokohama, Ltd.	182,000	982,296

Canon, Inc.	64,500	3,119,516

Circle K Sunkus Company, Ltd.	32,600	551,066

Cosmo Oil Company, Ltd.	434,000	1,575,135

CyberAgent, Inc.	746	2,394,392

Daiei, Inc. (I)(L)	123,050	501,297

Daikyo, Inc. (I)(L)	829,000	1,611,827

Dainippon Ink & Chemicals, Inc.	298,000	792,817

Dainippon Screen Manufacturing Company, Ltd. (I)	446,000	4,326,764

Daito Trust Construction Company, Ltd.	100,000	8,195,421

Dena Company, Ltd.	87,400	3,374,286

Denki Kagaku Kogyo Kabushiki Kaisha	246,000	1,321,920

Don Quijote Company, Ltd. (L)	56,800	1,979,839

Eisai Company, Ltd. (L)	61,780	2,311,326

Electric Power Development Company, Ltd.	36,200	1,142,967

Fanuc, Ltd.	67,400	10,491,252

Fast Retailing Company, Ltd.	21,300	3,342,884

Fuji Electric Holdings Company, Ltd.	304,000	1,030,080

Fuji Heavy Industries, Ltd.	425,116	3,663,432

Fuji Oil Company, Ltd.	48,500	694,393

Gunze, Ltd.	178,000	766,160

Hanwa Company, Ltd.	331,000	1,542,877

Haseko Corp. (I)	1,737,000	1,620,600

Hikari Tsushin, Inc.	31,000	757,756

Hitachi, Ltd. (L)	1,487,000	9,027,456

Honda Motor Company, Ltd.	246,412	10,743,854

Inpex Corp.	219	1,539,988

Isuzu Motors, Ltd.	864,000	3,893,324

Itochu Corp.	387,000	4,019,691

JFE Holdings, Inc.	68,700	2,170,279

JX Holdings, Inc.	1,794,300	12,617,398

K’s Holding Corp.	80,200	2,708,615

Kajima Corp.	952,000	2,550,150

Kakaku.com, Inc.	236	1,380,209

Kao Corp.	207,850	5,604,440

Kawasaki Kisen Kaisha, Ltd.	684,000	2,987,963

KDDI Corp.	1,106	7,179,628

Komatsu, Ltd.	186,500	5,713,158

Konami Corp.	52,923	1,125,871

Lawson, Inc.	25,100	1,236,560

Leopalace21 Corp. (I)(L)	390,200	661,247

Makino Milling Machine Company, Ltd. (I)	129,000	1,212,345

16	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

Marubeni Corp.	587,824	$4,510,375

Mazda Motor Corp.	1,151,000	2,968,280

Mitsubishi Chemical Holdings Corp.	495,000	3,625,249

Mitsubishi Corp.	68,595	1,903,860

Mitsubishi Electric Corp.	320,000	3,793,949

Mitsubishi UFJ Lease & Finance Company, Ltd.	44,510	1,978,926

Mitsui Mining & Smelting Company, Ltd.	507,000	2,012,948

Mitsui O.S.K. Lines, Ltd.	469,000	3,114,032

Mizuho Financial Group, Inc.	3,090,300	6,371,526

Murata Manufacturing Company, Ltd.	10,700	798,366

Net One Systems Company, Ltd.	375	602,809

Nintendo Company, Ltd.	8,700	2,554,645

Nippon Light Metal Company, Ltd. (I)	972,000	2,094,730

Nippon Steel Corp.	555,000	2,017,494

Nippon Telegraph & Telephone Corp.	199,600	9,763,131

Nippon Yakin Kogyo Company, Ltd. (I)(L)	217,500	617,212

Nippon Yusen Kabushiki Kaisha	826,000	3,646,163

Nissan Motor Company, Ltd.	841,700	8,632,381

Nisshinbo Holdings, Inc.	88,000	965,463

Nitori Company, Ltd.	24,250	2,147,350

Nitto Denko Corp.	61,500	3,717,506

NSK, Ltd.	160,000	1,529,262

NTT DoCoMo, Inc.	5,208	9,787,156

Obayashi Corp.	358,000	1,606,062

OKUMA Corp. (I)	133,000	1,251,599

Omron Corp.	47,500	1,321,575

Oriental Land Company, Ltd.	15,400	1,541,506

ORIX Corp. (L)	63,390	7,121,547

Osaka Gas Company, Ltd.	895,120	3,405,095

Pacific Metals Company, Ltd.	48,000	454,039

Pioneer Corp. (I)	512,200	2,758,919

Point, Inc.	38,340	1,839,762

Resona Holdings, Inc.	602,400	3,290,433

Ricoh Company, Ltd.	144,000	1,905,683

Round One Corp.	219,700	1,441,371

Ryohin Keikaku Company, Ltd. (L)	30,200	1,440,501

Sankyo Company, Ltd.	50,000	2,836,003

Sawai Pharmaceutical Company, Ltd. (L)	11,500	1,078,640

Secom Company, Ltd.	42,000	2,118,990

SEGA SAMMMY HOLDINGS, Inc.	107,600	2,453,388

Seven & I Holdings Company, Ltd.	144,100	4,020,355

Shimamura Company, Ltd.	11,700	1,131,702

Showa Shell Sekiyu KK	119,300	1,081,440

Softbank Corp.	126,600	5,210,733

Sojitz Holdings Corp.	1,416,100	3,192,261

Sumitomo Corp.	603,000	8,948,703

Sumitomo Heavy Industries, Ltd.	184,000	1,294,623

Taiheiyo Cement Corp. (I)	1,950,000	2,905,708

See notes to financial statements	Annual report | International Core Fund	17

	Shares	Value
Japan (continued)

Taisei Corp.	962,000	$2,276,190

Taisho Pharmaceuticals Company, Ltd.	46,790	1,024,127

Takeda Pharmaceutical Company, Ltd.	415,989	20,699,494

Takefuji Corp.	83,020	1,015

The Sumitomo Trust & Banking Company, Ltd.	603,841	3,844,728

Toho Zinc Company, Ltd.	154,000	881,967

Tokyo Gas Company, Ltd.	304,397	1,359,637

Tokyo Steel Manufacturing Company, Ltd.	133,300	1,487,549

Tokyo Tatemono Company, Ltd.	462,000	2,177,815

TonenGeneral Sekiyu KK	124,133	1,463,702

Tosoh Corp.	370,000	1,326,336

Toyota Motor Corp.	275,400	12,847,898

Toyota Tsusho Corp.	210,400	3,998,342

Tsugami Corp. (L)	96,000	719,021

Unicharm Corp.	38,800	1,502,453

UNY Company, Ltd.	197,500	1,971,509

USS Company, Ltd.	15,240	1,233,788

Yahoo! Japan Corp.	3,295	1,241,754

Yamada Denki Company, Ltd.	54,940	4,194,380

Yamaha Motor Company, Ltd. (I)	98,200	1,741,463

Zeon Corp.	295,000	3,022,232

Netherlands 1.81%		28,967,827

CSM	40,017	1,422,540

Heineken NV	76,367	3,938,276

ING Groep NV (I)	1,316,992	16,515,747

Koninklijke BAM Groep NV	310,529	1,996,554

Koninklijke Boskalis Westinster NV	29,116	1,513,645

Koninklijke DSM NV	29,533	1,735,923

Koninklijke Philips Electronics NV	1	33

Koninklijke Vopak NV	16,044	776,569

Reed Elsevier NV	1	13

Wereldhave NV	10,529	1,068,527

New Zealand 0.32%		5,097,111

Fletcher Building, Ltd.	309,172	2,046,874

Telecom Corp. of New Zealand, Ltd.	1,939,940	3,050,237

Norway 0.17%		2,681,534

DnB NOR ASA	88,393	1,367,176

Yara International ASA	24,800	1,314,358

Portugal 0.02%		259,199

Jeronimo Martins SGPS SA	16,167	259,199

Singapore 2.20%		35,185,832

CapitaCommercial Trust	1,564,000	1,700,697

Cosco Corp. Singapore, Ltd.	522,000	810,479

Ezra Holdings, Ltd.	590,000	726,833

Genting Singapore PLC (I)	2,360,000	3,563,980

Golden Agri-Resources, Ltd.	8,913,000	4,592,886

Jaya Holdings, Ltd. (I)	811,000	354,170

18	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Singapore (continued)

Midas Holdings, Ltd.	590,000	$345,067

Neptune Orient Lines, Ltd. (I)	1,444,854	2,334,011

Oversea-Chinese Banking Corp., Ltd.	367,000	2,665,782

SembCorp Marine, Ltd.	912,573	3,843,638

Singapore Exchange, Ltd.	419,000	2,604,766

Singapore Press Holdings, Ltd.	825,000	2,518,015

Singapore Telecommunications, Ltd.	2,104,350	4,929,224

Suntec Real Estate Investment Trust	1,424,000	1,658,260

Swiber Holdings, Ltd. (I)	531,000	329,018

Venture Corp., Ltd.	119,000	886,486

Yangzijiang Shipbuilding Holdings, Ltd.	936,000	1,322,520

Spain 1.85%		29,606,592

Banco Popular Espanol SA	440,427	2,664,047

Banco Santander SA	484,954	5,968,815

Gas Natural SDG SA	90,727	1,549,703

Iberdrola SA	344,455	3,004,930

Inditex SA	44,771	3,239,981

Repsol YPF SA	273,172	9,163,464

Telefonica SA	157,887	4,015,652

Sweden 3.27%		52,442,133

Alfa Laval AB	94,273	1,927,327

Assa Abloy AB, Series B	59,188	1,656,487

Atlas Copco AB, Series A	195,190	4,901,632

Boliden AB	180,420	3,840,227

Hennes & Mauritz AB, B Shares	227,472	7,423,122

Modern Times Group AB, B Shares	30,584	2,048,377

NCC AB	90,165	2,356,529

Sandvik AB	243,614	4,670,593

Scania AB, Series B	61,414	1,368,448

Skandinaviska Enskilda Banken AB, Series A	201,250	1,831,284

SKF AB, B Shares	99,899	2,787,176

Swedbank AB, Class A (I)	454,864	8,013,132

Trelleborg AB, Series B	236,195	2,362,209

Volvo AB, Series B (I)	419,431	7,255,590

Switzerland 5.54%		88,726,877

Clariant AG (I)	137,661	2,269,467

Compagnie Financiere Richemont SA, BR Shares	176,638	10,127,754

Nestle SA	346,096	19,590,797

Novartis AG	564,164	31,683,037

Roche Holdings AG	83,373	12,570,736

Swisscom AG	4,022	1,776,987

Synthes AG	32,618	4,475,532

The Swatch Group AG, BR Shares	14,619	6,232,567

United Kingdom 19.22%		307,966,895

3i Group PLC	335,850	1,704,797

Acergy SA	86,216	2,217,664

Aggreko PLC	84,000	1,975,600

See notes to financial statements	Annual report | International Core Fund	19

	Shares	Value
United Kingdom (continued)

Amlin PLC	226,458	$1,427,374

Antofagasta PLC	74,448	1,701,764

ARM Holdings PLC	649,429	6,537,211

Asos PLC (I)(L)	39,270	1,202,578

Associated British Foods PLC	84,717	1,330,828

AstraZeneca PLC	741,996	36,179,443

Barclays PLC	1,528,173	7,935,299

BG Group PLC	379,304	9,253,860

BHP Billiton PLC	114,710	4,544,658

BP PLC	933,714	7,524,459

British American Tobacco PLC	88,822	3,554,549

BT Group PLC	3,150,507	9,391,101

Burberry Group PLC	297,824	5,803,942

Capita Group PLC	134,818	1,589,897

Centrica PLC	649,448	3,595,023

Cobham PLC	507,987	1,861,988

Compass Group PLC	294,452	2,648,905

Cookson Group PLC (I)	43,396	461,086

Daily Mail & General Trust	63,676	581,595

Diageo PLC	226,690	4,432,120

Dixons Retail PLC (I)	1,372,811	432,400

Drax Group PLC	364,522	2,339,162

Electrocomponents PLC	106,447	479,138

Eurasian Natural Resources Corp.	91,329	1,431,265

GlaxoSmithKline PLC	2,353,157	45,235,655

Home Retail Group PLC	756,197	2,713,422

HSBC Holdings PLC	171,097	1,883,100

ICAP PLC	102,434	867,018

IMI PLC	174,952	2,527,466

Kazakhmys PLC	75,035	1,760,349

Ladbrokes PLC	13,856	30,540

Lloyds Banking Group PLC (I)	4,787,487	4,831,358

National Express Group PLC (I)	93,384	376,225

Next PLC	128,364	4,128,836

Petrofac, Ltd.	67,161	1,520,623

Punch Taverns PLC (I)	634,860	687,034

Reckitt Benckiser Group PLC	90,566	4,667,489

Reed Elsevier PLC	99,729	890,527

Rio Tinto PLC	193,557	13,653,015

Royal Dutch Shell PLC, A Shares	719,028	25,882,094

Royal Dutch Shell PLC, B Shares	446,919	15,969,896

Sage Group PLC	374,218	1,729,082

Scottish & Southern Energy PLC	159,402	3,210,205

Smith & Nephew PLC	216,744	2,510,083

Standard Chartered PLC	200,534	5,302,171

Taylor Woodrow PLC (I)	1,835,317	1,179,436

Tesco PLC	256,723	1,688,412

The Weir Group PLC	106,169	2,956,948

20	International Core Fund | Annual report	See notes to financial statements

			Shares	Value
United Kingdom (continued)

Travis Perkins PLC			138,518	$2,239,950

Trinity Mirror PLC (I)			140,795	185,401

Unilever PLC			1	30

United Utilities Group PLC			101,648	979,204

Vodafone Group PLC			7,600,234	21,565,727

William Hill PLC			423,222	1,321,155

Wolseley PLC (I)			164,064	5,709,168

WPP PLC			168,025	2,311,523

Xstrata PLC			220,682	5,036,980

Yell Group PLC (I)(L)			2,421,736	279,067

			Shares	Value
Preferred Securities 1.06%				$17,006,279

(Cost $12,776,808)

Germany 1.06%				17,006,279

Bayerische Motoren Werke AG			11,115	598,903

Henkel AG & Company KGaA			19,368	1,167,467

Porsche Automobil Holding SE			40,879	3,238,289

ProSiebenSat.1 Media AG			94,563	3,058,860

Volkswagen AG			52,736	8,942,760

			Shares	Value
Rights 0.00%				$1

(Cost $0)

Austria 0.00%				1

Immofinanz AG (Expiration Date: 3-2-11, Strike Price: EUR 4.12) (I)(L)			395,708	1

			Shares	Value
Securities Lending Collateral 2.61%				$41,799,045

(Cost $41,797,486)
John Hancock Collateral Investment Trust (W)		0.2855% (Y)	4,176,814	41,799,045

		Maturity
		date	Par value	Value
Short-Term Investments 3.68%				$58,852,163

(Cost $58,852,092)

U.S. Government 0.21%				3,349,920

U.S. Treasury Bills	0.1800%	3-10-11	$3,350,000	3,349,920

			Shares	Value
Short-Term Securities 3.47%				55,502,243

State Street Institutional Treasury Money
Market Fund	0.0453% (Y)		55,502,243	55,502,243

Total investments (Cost $1,465,969,029)† 101.51%			$1,626,435,361

Other assets and liabilities, net (1.51%)				($24,121,312)

Total net assets 100.00%			$1,602,314,049

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | International Core Fund	21

Notes to Schedule of Investments

Currency abbreviation
EUR	Euro

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $1,488,147,472. Net unrealized appreciation aggregated $138,287,889, of which $204,457,955 related to appreciated investment securities and $66,170,066 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 2-28-11:

Consumer Discretionary	16%
Health Care	15%
Energy	12%
Financials	12%
Industrials	11%
Materials	8%
Telecommunication Services	7%
Consumer Staples	6%
Utilities	5%
Information Technology	4%
Short-Term Investments & Other	4%

22	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,424,171,543)
including $39,580,580 of securities loaned (Note 2)	$1,584,636,316
Investments in affiliated issuers, at value (Cost $41,797,486) (Note 2)	41,799,045

Total investments, at value (Cost $1,465,969,029)	1,626,435,361
Foreign currency, at value (Cost $530,322)	534,886
Cash held at broker for futures contracts	8,102,405
Receivable for investments sold	1,555,702
Receivable for forward foreign currency exchange contracts (Note 3)	2,077,843
Receivable for fund shares sold	4,166,757
Dividends and interest receivable	6,300,085
Receivable for securities lending income	36,357
Receivable for futures variation margin	232,630
Other receivables and prepaid expenses	115,371

Total assets	1,649,557,397

Liabilities

Payable for investments purchased	753
Payable for forward foreign currency exchange contracts (Note 3)	2,922,469
Payable for fund shares repurchased	1,577,835
Payable upon return of securities loaned (Note 2)	41,764,997
Payable to affiliates
Accounting and legal services fees	26,383
Transfer agent fees	124,477
Distribution and service fees	110
Trustees’ fees	33,952
Investment management fees	37,909
Other liabilities and accrued expenses	754,463

Total liabilities	47,243,348

Net assets

Capital paid-in	$1,659,115,316
Undistributed net investment income	2,757,635
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(221,234,537)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	161,675,635

Net assets	$1,602,314,049

See notes to financial statements	Annual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($332,891,503 ÷ 10,791,010 shares)	$30.85
Class B ($5,455,296 ÷ 177,672 shares)[1]	$30.70
Class C ($5,444,780 ÷ 177,302 shares)[1]	$30.71
Class I ($290,609,070 ÷ 9,391,796 shares)	$30.94
Class R1 ($229,120 ÷ 7,446 shares)	$30.77
Class R3 ($33,154 ÷ 1,072 shares)	$30.94[2]
Class R4 ($33,666 ÷ 1,088 shares)	$30.94
Class R5 ($68,651 ÷ 2,219 shares)	$30.94
Class 1 ($47,113,203 ÷ 1,520,089 shares)	$30.99
Class NAV ($920,435,606 ÷ 29,712,520 shares)	$30.98

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$32.47

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on 2-28-11.
3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$40,798,496
Securities lending	1,567,413
Interest	46,538
Less foreign taxes withheld	(3,497,023)

Total investment income	38,915,424

Expenses

Investment management fees (Note 5)	12,067,909
Distribution and service fees (Note 5)	934,606
Accounting and legal services fees (Note 5)	169,034
Transfer agent fees (Note 5)	680,446
Trustees’ fees (Note 5)	77,837
State registration fees (Note 5)	119,689
Printing and postage (Note 5)	238,359
Professional fees	186,633
Custodian fees	1,344,642
Registration and filing fees	47,744
Other	40,053

Total expenses	15,906,952
Less expense reductions (Note 5)	(88,821)

Net expenses	15,818,131

Net investment income	23,097,293

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,784,606
Investments in affiliated issuers	(22,286)
Futures contracts (Note 3)	584,787
Foreign currency transactions	2,277,239

5,624,346
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	246,555,446
Investments in affiliated issuers	945
Futures contracts (Note 3)	3,767,544
Translation of assets and liabilities in foreign currencies	(513,652)

249,810,283

Net realized and unrealized gain	255,434,629

Increase in net assets from operations	$278,531,922

See notes to financial statements	Annual report | International Core Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$23,097,293	$17,429,122
Net realized gain (loss)	5,624,346	(138,521,721)
Change in net unrealized appreciation (depreciation)	249,810,283	420,053,420

Increase in net assets resulting from operations	278,531,922	298,960,821

Distributions to shareholders
From net investment income
Class A	(3,147,377)	(3,861,204)
Class B	(20,240)	(95,282)
Class C	(19,160)	(73,557)
Class I	(3,662,817)	(1,997,302)
Class R1	(1,465)	(2,466)
Class R3	(245)	(477)
Class R4	(330)	(554)
Class R5	(672)	(631)
Class 1	(671,339)	(1,080,309)
Class NAV	(13,024,392)	(18,258,674)

Total distributions	(20,548,037)	(25,370,456)

From Fund share transactions (Note 6)	179,570,655	188,583,389

Total increase	437,554,540	462,173,754

Net assets

Beginning of year	1,164,759,509	702,585,755

End of year	$1,602,314,049	$1,164,759,509

Undistributed (Accumulated distributions in excess of)
net investment income	$2,757,635	($3,293,725)

26	International Core Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.74	$18.43	$39.06	$43.30	$36.26
Net investment income[2]	0.33	0.24	0.76	0.35	0.63
Net realized and unrealized gain (loss) on investments	5.09	7.59	(18.65)	(0.35)	6.79
Total from investment operations	5.42	7.83	(17.89)	—	7.42
Less distributions
From net investment income	(0.31)	(0.52)	(1.56)	(0.45)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.31)	(0.52)	(2.74)	(4.24)	(0.38)
Net asset value, end of year	$30.85	$25.74	$18.43	$39.06	$43.30
Total return (%)[3]	21.13	42.33	(47.16)	(0.76)	20.48

Ratios and supplemental data

Net assets, end of year (in millions)	$333	$225	$54	$130	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	1.95[4]	1.75	1.68	2.23
Expenses net of fee waivers	1.60	1.66[4]	1.75	1.65	1.40
Expenses net of fee waivers and credits	1.60	1.62[4]	1.70	1.65	1.40
Net investment income	1.21	0.94	2.33	0.78	1.58
Portfolio turnover (%)	39	44	54	50[5]	37

1 Effective 6-12-06, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Excludes merger activity.

See notes to financial statements	Annual report | International Core Fund	27

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.62	$18.36	$38.80	$43.08	$35.92
Net investment income (loss)[2]	0.18	0.17	0.53	—[3]	(0.25)
Net realized and unrealized gain (loss) on investments	5.01	7.44	(18.49)	(0.33)	7.79
Total from investment operations	5.19	7.61	(17.96)	(0.33)	7.54
Less distributions
From net investment income	(0.11)	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.11)	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of year	$30.70	$25.62	$18.36	$38.80	$43.08
Total return (%)[4]	20.28	41.35	(47.53)	(1.48)	21.01[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$6	$7	$20	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36	3.07[6]	2.75	2.48	6.83[7]
Expenses net of fee waivers	2.30	2.36[6]	2.63	2.41	2.39[7]
Expenses net of fee waivers and credits	2.30	2.33[6]	2.40	2.40	2.39[7]
Net investment income (loss)	0.65	0.69	1.64	—[8]	(0.84)[7]
Portfolio turnover (%)	39	44	54	50[9]	37

1 The inception date for Class B shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.
8 Less than 0.005%.
9 Excludes merger activity.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.62	$18.36	$38.81	$43.09	$35.92
Net investment income (loss)[2]	0.17	0.15	0.55	0.13	(0.24)
Net realized and unrealized gain (loss) on investments	5.03	7.46	(18.52)	(0.46)	7.79
Total from investment operations	5.20	7.61	(17.97)	(0.33)	7.55
Less distributions
From net investment income	(0.11)	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.11)	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of year	$30.71	$25.62	$18.36	$38.81	$43.09
Total return (%)[3]	20.32	41.35	(47.55)	(1.48)	21.04[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$5	$4	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.47	2.69[5]	2.59	2.49	3.72[6]
Expenses net of fee waivers	2.30	2.36[5]	2.43	2.40	2.39[6]
Expenses net of fee waivers and credits	2.30	2.33[5]	2.40	2.40	2.39[6]
Net investment income (loss)	0.62	0.60	1.69	0.28	(0.79)[6]
Portfolio turnover (%)	39	44	54	50[7]	37

1 The inception date for Class C shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.
7 Excludes merger activity.

28	International Core Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, end of year	$25.80	$18.45	$39.20	$43.43	$35.92
Net investment income[2]	0.45	0.35	0.94	0.55	0.16
Net realized and unrealized gain (loss) on investments	5.12	7.63	(18.77)	(0.35)	7.73
Total from investment operations	5.57	7.98	(17.83)	0.20	7.89
Less distributions
From net investment income	(0.43)	(0.63)	(1.74)	(0.64)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.43)	(0.63)	(2.92)	(4.43)	(0.38)
Net asset value, end of year	$30.94	$25.80	$18.45	$39.20	$43.43
Total return (%)[3]	21.73	43.10	(46.91)	(0.33)	21.99[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$291	$84	$1	$3	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.06	2.37	2.34	12.52[6]
Expenses net of fee waivers	1.12	1.06	1.18	1.18	1.20[6]
Expenses net of fee waivers and credits	1.12	1.06	1.18	1.18	1.20[6]
Net investment income	1.61	1.34	2.87	1.24	0.56[6]
Portfolio turnover (%)	39	44	54	50[7]	37

1 The inception date for Class I shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Excludes merger activity.

CLASS R1 SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.67	$18.36	$38.94	$43.19	$35.92
Net investment income (loss)[2]	0.24	0.23	0.69	0.66	(0.03)
Net realized and unrealized gain (loss) on investments	5.06	7.50	(18.54)	(0.69)	7.68
Total from investment operations	5.30	7.73	(17.85)	(0.03)	7.65
Less distributions
From net investment income	(0.20)	(0.42)	(1.55)	(0.43)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.20)	(0.42)	(2.73)	(4.22)	(0.38)
Net asset value, end of year	$30.77	$25.67	$18.36	$38.94	$43.19
Total return (%)[3]	20.71	42.00	(47.16)	(0.82)	21.32[4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.88	8.85[6]	15.16	13.85	20.40[7]
Expenses net of fee waivers	1.92	1.92[6]	2.10	1.70	1.94[7]
Expenses net of fee waivers and credits	1.92	1.92[6]	1.70	1.70	1.94[7]
Net investment income (loss)	0.90	0.92	2.21	1.48	(0.10)[7]
Portfolio turnover (%)	39	44	54	50[8]	37

1 The inception date for Class R1 shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.
8 Excludes merger activity.

See notes to financial statements	Annual report | International Core Fund	29

CLASS R3 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$25.80	$23.33
Net investment income[2]	0.29	0.02
Net realized and unrealized gain on investments	5.08	2.90
Total from investment operations	5.37	2.92
Less distributions
From net investment income	(0.23)	(0.45)
Net asset value, end of year	$30.94	$25.80
Total return (%)[3]	20.87	12.40[4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	44.55	10.97[6]
Expenses net of fee waivers	1.83	1.91[6]
Expenses net of fee waivers and credits	1.83	1.91[6]
Net investment income	1.05	0.10[6]
Portfolio turnover (%)	39	44

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R4 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$25.80	$23.33
Net investment income[2]	0.37	0.08
Net realized and unrealized gain on investments	5.08	2.91
Total from investment operations	5.45	2.99
Less distributions
From net investment income	(0.31)	(0.52)
Net asset value, end of year	$30.94	$25.80
Total return (%)[3]	21.21	12.69[4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	44.22	10.71[6]
Expenses net of fee waivers	1.53	1.61[6]
Expenses net of fee waivers and credits	1.53	1.61[6]
Net investment loss	1.34	0.40[6]
Portfolio turnover (%)	39	44

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

30	International Core Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$25.79	$23.33
Net investment income[2]	0.44	0.14
Net realized and unrealized gain on investments	5.10	2.91
Total from investment operations	5.54	3.05
Less distributions
From net investment income	(0.39)	(0.59)
Net asset value, end of year	$30.94	$25.79
Total return (%)[3]	21.59	12.95[4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	31.41	10.50[6]
Expenses net of fee waivers	1.22	1.31[6]
Expenses net of fee waivers and credits	1.22	1.31[6]
Net investment income	1.58	0.70[6]
Portfolio turnover (%)	39	44

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS 1 SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.84	$18.48	$39.22	$43.43	$40.56
Net investment income[2]	0.50	0.46	0.93	0.95	0.02
Net realized and unrealized gain (loss) on investments	5.09	7.54	(18.74)	(0.72)	3.26
Total from investment operations	5.59	8.00	(17.81)	0.23	3.28
Less distributions
From net investment income	(0.44)	(0.64)	(1.75)	(0.65)	(0.03)
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.44)	(0.64)	(2.93)	(4.44)	(0.41)
Net asset value, end of year	$30.99	$25.84	$18.48	$39.22	$43.43
Total return (%)[3]	21.75	43.11	(46.83)	(0.25)	8.11[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$47	$44	$34	$74	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.08[5]	1.10	1.16	1.23[6]
Expenses net of fee waivers	1.07	1.07[5]	1.10	1.14	1.17[6]
Expenses net of all fee waivers and credits	1.07	1.07[5]	1.10	1.14	1.17[6]
Net investment income	1.83	1.83	2.88	2.09	0.16[6]
Portfolio turnover (%)	39	44	54	50[7]	37

1 The inception date for Class 1 shares is 11-6-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.
7 Excludes merger activity.

See notes to financial statements	Annual report | International Core Fund	31

CLASS NAV SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$25.82	$18.47	$39.21	$43.42	$39.18
Net investment income[2]	0.51	0.49	0.99	0.95	0.08
Net realized and unrealized gain (loss) on investments	5.10	7.51	(18.78)	(0.70)	4.58
Total from investment operations	5.61	8.00	(17.79)	0.25	4.66
Less distributions
From net investment income	(0.45)	(0.65)	(1.77)	(0.67)	(0.04)
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.45)	(0.65)	(2.95)	(4.46)	(0.42)
Net asset value, end of year	$30.98	$25.82	$18.47	$39.21	$43.42
Total return (%)[3]	21.85	43.14	(46.80)	(0.20)	11.90[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$920	$800	$603	$1,415	$1,244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.04[5]	1.04	1.11	1.08[6]
Expenses net of fee waivers	1.02	1.02[5]	1.04	1.08	1.08[6]
Expenses net of fee waivers and credits	1.02	1.02[5]	1.04	1.08	1.08[6]
Net investment income	1.87	1.99	3.06	2.09	0.38[6]
Portfolio turnover (%)	39	44	54	50[7]	37

1 The inception date for Class NAV shares is 8-29-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.
7 Excludes merger activity.

32	International Core Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | International Core Fund	33

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$68,269,545	—	$68,269,545	—
Austria	8,825,928	—	8,825,928	—
Belgium	13,004,057	—	13,004,057	—
Bermuda	1,551,515	—	1,551,515	—
Canada	40,858,275	$40,858,275	—	—
Denmark	26,207,386	—	26,207,386	—
Finland	17,537,421	—	17,537,421	—
France	168,902,508	—	168,902,508	—
Germany	101,002,135	—	101,002,135	—
Greece	7,484,844	—	7,484,844	—
Hong Kong	24,272,304	—	24,272,304	—
Ireland	15,729,846	—	15,729,846	—
Israel	4,667,196	—	4,667,196	—
Italy	87,374,334	—	87,374,334	—
Japan	372,156,580	—	372,156,580	—
Netherlands	28,967,827	—	28,967,827	—
New Zealand	5,097,111	—	5,097,111	—
Norway	2,681,534	—	2,681,534	—
Portugal	259,199	—	259,199	—
Singapore	35,185,832	—	35,185,832	—
Spain	29,606,592	—	29,606,592	—
Sweden	52,442,133	—	52,442,133	—
Switzerland	88,726,877	—	88,726,877	—
United Kingdom	307,966,895	—	307,966,895	—
Preferred Securities
Germany	17,006,279	—	17,006,279	—
Securities Lending
Collateral	41,799,045	41,799,045	—	—
Short-Term Investments	58,852,163	55,502,243	3,349,920	—

Total Investments in
Securities	$1,626,435,361	$138,159,563	$1,488,275,798	—
Other Financial
Instruments
Futures	$1,940,287	$1,940,287	—	—
Forward Foreign
Currency Contracts	($844,626)	—	($844,626)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies, including forward foreign

34	International Core Fund | Annual report

currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Annual report | International Core Fund	35

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired, and a similar agreement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $208,228,163 available to offset future net realized capital gains as of February 28, 2011. The following table details the capital loss carryforward available as of February 28, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2017	2018	2019

$18,555,069	$182,628,123	$7,044,971

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain

36	International Core Fund | Annual report

their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2011 and February 28, 2010 was as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	$20,548,037	$25,370,456

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the components of distributable earnings on a tax basis included $11,905,858 of undistributable ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

Annual report | International Core Fund	37

During the year ended February 28, 2011, the Fund used futures contracts to gain market exposure. The following table summarizes the contracts held at February 28, 2011. During the year ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from $92.0 million to $133.8 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

DAX Index Futures	72	Long	Mar 2011	$18,071,686	$648,954
FTSE 100 Index	264	Long	Mar 2011	25,636,547	624,775
Futures
FTSE MIB Index	141	Long	Mar 2011	21,868,052	1,732,374
Futures
SGX MSCI Singapore	170	Long	Mar 2011	9,453,059	(46,249)
Index Futures
TOPIX Index Futures	93	Long	Mar 2011	10,811,442	582,928
ASX SPI 200 Index	226	Short	Mar 2011	(27,761,782)	(201,143)
Futures
S&P TSE 60 Index	121	Short	Mar 2011	(20,240,770)	(1,401,352)
Futures
Total					$1,940,287

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended February 28, 2011, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2011. During the year ended February 28, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $115.2 million to $308.5 million, as measured at each quarter end.

38	International Core Fund | Annual report

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
GBP	3,234,062	$5,182,332	Bank of America N.A.	4-20-11	$72,819
GBP	3,260,002	5,217,470	Brown Brothers	4-20-11	79,831
			Harriman & Company
GBP	17,093,966	27,332,055	Mellon Bank NA	4-20-11	444,587
GBP	16,602,804	26,527,014	Morgan Stanley	4-20-11	451,521
			Capital Services, Inc.
HKD	41,093,478	5,276,512	Barclays Bank PLC	4-20-11	2,540
HKD	105,805,753	13,582,253	Brown Brothers	4-20-11	10,027
			Harriman & Company
HKD	41,093,478	5,275,672	Morgan Stanley	4-20-11	3,380
			Capital Services, Inc.
HKD	82,186,956	10,549,503	State Street Bank &	4-20-11	8,601
			Trust Company
SEK	160,534,185	24,596,837	Deutsche Bank AG	4-20-11	689,678
SGD	26,662,857	20,801,430	Bank of America N.A.	4-20-11	169,447
SGD	13,331,429	10,399,742	Barclays Bank PLC	4-20-11	85,697
SGD	1,876,439	1,463,503	Mellon Bank NA	4-20-11	12,354
SGD	3,752,879	2,926,530	Royal Bank of Scotland	4-20-11	25,186
			PLC
SGD	1,876,439	1,463,145	State Street Bank &	4-20-11	12,713
			Trust Company
Total		$160,593,998			$2,068,381

Sells
CAD	20,258,042	$20,465,067	Bank of America N.A.	4-20-11	($364,430)
CAD	5,475,675	5,531,158	Morgan Stanley	4-20-11	(98,979)
			Capital Services, Inc.
CAD	9,324,164	9,422,402	Royal Bank of Scotland	4-20-11	(164,785)
			PLC
CHF	7,466,186	7,693,292	Barclays Bank PLC	4-20-11	(346,214)
CHF	4,484,764	4,620,705	Brown Brothers	4-20-11	(208,439)
			Harriman & Company
CHF	1,830,252	1,881,253	Deutsche Bank AG	4-20-11	(89,542)
CHF	8,197,186	8,453,853	Royal Bank of Scotland	4-20-11	(372,785)
			PLC
DKK	56,230,617	10,147,211	Royal Bank of Scotland	4-20-11	(256,201)
			PLC
DKK	56,230,617	10,154,880	State Street Bank &	4-20-11	(248,531)
			Trust Company
EUR	5,256,000	7,076,169	Morgan Stanley	4-20-11	(172,418)
			Capital Services, Inc.
EUR	10,666,523	14,351,828	Royal Bank of Scotland	4-20-11	(358,448)
			PLC
EUR	2,701,000	3,634,844	State Street Bank &	4-20-11	(90,124)
			Trust Company
JPY	251,402,000	3,017,687	JPMorgan Chase Bank	4-20-11	(56,533)
JPY	424,686,000	5,098,149	Mellon Bank NA	4-20-11	(95,040)
NZD	3,623,763	2,726,338	Royal Bank of Scotland	4-20-11	9,462
			PLC
Total		$114,274,836			($2,913,007)

Annual report | International Core Fund	39

Currency Abbreviations
CAD	Canadian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures†	$3,589,031	($1,648,744)

Foreign exchange	Receivable/payable for	Forward for-	2,077,843	(2,922,469)
contracts	forward foreign currency	eign currency
	contracts	contracts
Total			$5,666,874	($4,571,213)

† Reflects cumulative appreciation/deprecation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized gain	$584,787	—	$584,787

Foreign exchange	Net realized gain	—	$2,336,962	2,336,962
contracts	(loss)
Total		$584,787	$2,336,962	$2,921,749

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

			TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	FUTURES	AND LIABILITIES IN
RISK	LOCATION	CONTRACTS	FOREIGN CURRENCIES*	TOTAL

Equity contracts	Change in unrealized	$3,767,544	—	$3,767,544
	appreciation
	(depreciation)
Foreign exchange	Change in unrealized	—	($632,837)	(632,837)
contracts	appreciation
	(depreciation)
Total		$3,767,544	($632,837)	$3,134,707

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

40	International Core Fund | Annual report

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.89% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.14%, 1.89%, 1.79%, 1.49%, 1.19% and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.60%, 2.30%, 2.30%, 1.12%, 2.00%, 1.90%, 1.60%, 1.30%, 1.10% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Accordingly, these expense reductions amounted to $29,949, $3,265, $8,547, $9,495, $12,495, $12,509 and $12,561 for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a

Annual report | International Core Fund	41

service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $35,481 for the year ended February 28, 2011. Of this amount, $5,248 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,001 was paid as sales commissions to broker-dealers and $6,232 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $8,698 and $340 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

42	International Core Fund | Annual report

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$803,006	$552,198	$24,444	$195,311
Class B	57,089	19,097	(1,219)	1,428
Class C	51,226	13,465	7,848	1,546
Class I	—	94,225	42,727	40,624
Class R1	1,144	479	9,337	257
Class R3	146	320	12,184	85
Class R4	73	320	12,184	85
Class R5	2	342	12,184	117
Class 1	21,920	—	—	(1,094)
Total	$934,606	$680,446	$119,689	$238,359

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates – Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2011 and 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,988,845	$135,149,591	6,631,074	$175,433,435
Distributions reinvested	107,875	3,096,325	127,968	3,461,527
Repurchased	(3,062,983)	(83,492,001)	(937,289)	(23,342,208)

Net increase	2,033,737	$54,753,915	5,821,753	$155,552,754

Class B shares

Sold	16,897	$459,057	34,238	$822,466
Distributions reinvested	657	18,794	3,234	87,218
Repurchased	(89,983)	(2,431,531)	(157,836)	(3,860,326)

Net decrease	(72,429)	($1,953,680)	(120,364)	($2,950,642)

Class C shares

Sold	42,245	$1,142,066	33,391	$831,273
Distributions reinvested	552	15,791	2,024	54,586
Repurchased	(70,516)	(1,901,411)	(70,882)	(1,706,967)

Net decrease	(27,719)	($743,554)	(35,467)	($821,108)

Class I shares

Sold	7,465,309	$205,795,143	3,684,749	$84,068,147
Distributions reinvested	125,109	3,598,127	69,850	1,892,236
Repurchased	(1,435,344)	(40,176,056)	(566,742)	(14,806,818)

Net increase	6,155,074	$169,217,214	3,187,857	$71,153,565

Annual report | International Core Fund	43

	Year ended 2-28-11		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	1,366	$35,353	2,549	$60,268
Distributions reinvested	51	1,465	91	2,466
Repurchased	(323)	(8,639)	(897)	(22,016)

Net increase	1,094	$28,179	1,743	$40,718

Class R3 shares

Sold	—	—	1,072	$25,000

Net increase	—	—	1,072	$25,000

Class R4 shares

Sold	16	$504	1,072	$25,000

Net increase	16	$504	1,072	$25,000

Class R5 shares

Sold	959	$27,352	1,425	$34,030
Distributions reinvested	9	255	—	—
Repurchased	—	(8)	(174)	(4,500)

Net increase	968	$27,599	1,251	$29,530

Class 1 shares

Sold	125,007	$3,404,068	125,633	$3,081,025
Distributions reinvested	23,310	671,339	39,820	1,080,309
Repurchased	(312,147)	(8,546,125)	(306,337)	(7,335,607)

Net decrease	(163,830)	($4,470,718)	(140,884)	($3,174,273)

Class NAV shares

Sold	3,439,057	$88,261,114	4,768,948	$118,536,541
Distributions reinvested	452,550	13,024,392	673,503	18,258,674
Repurchased	(5,176,286)	(138,574,310)	(7,076,676)	(168,092,370)

Net decrease	(1,284,679)	($37,288,804)	(1,634,225)	($31,297,155)

Net increase	6,642,232	$179,570,655	7,083,808	$188,583,389

1 The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

Affiliates of the Fund owned 47%, 100%, 99% and 48% of shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5 shares, respectively, on February 28, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $710,197,121 and $500,879,445, respectively, for the year ended February 28, 2011.

44	International Core Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

Annual report | International Core Fund	45

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 28, 2011.

Income derived from foreign sources was $22,101,128. The Fund intends to pass through foreign tax credits of $1,716,697 for the fiscal year ended February 28, 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

46	International Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | International Core Fund	47

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

48	International Core Fund | Annual report

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | International Core Fund	49

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

50	International Core Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Core Fund	51

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	6600A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock
MUTUAL FUNDS

John Hancock
Growth Opportunities Fund

Annual Report
2.28.11

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

U.S. stocks delivered solid gains during the 12 months ended February 28, 2011, all of them occurring in the second half of the period. The first six months saw the market struggle with concern about the European sovereign debt crisis, weakness in the energy sector following a massive oil spill in the Gulf of Mexico and tepid data on the U.S. economy. However, after Fed Chairman Ben Bernanke proposed another round of quantitative easing at the end of August to stimulate economic growth, an impressive rally ensued that boosted the Fund’s benchmark, the Russell 2500 Growth Index, to a gain of 36.42% for the period, while the average small growth fund monitored by Morningstar, Inc. advanced 34.61%.

During the 12-month period, John Hancock Growth Opportunities Fund’s Class A shares returned 40.83% at net asset value, handily beating the Russell 2500 Growth Index and the Morningstar peer average. Favorable stock selection was the main driver of the Fund’s outperformance, with industrials, information technology and consumer discretionary adding the most value. At the stock level, the Fund’s results were aided by two communications equipment stocks, Acme Packet, Inc. and F5 Networks, Inc. Acme Packet, the top contributor, makes session-border-control equipment used to integrate Internet Protocol (IP) capabilities with corporate phone systems. The company hit a sweet spot in the adoption of its products, and its stock gained more than 350% during the period. Other contributors included Polypore International, Inc. and WABCO Holdings, Inc., both from the industrials sector. Consumer discretionary holdings Fossil, Inc. and Deckers Outdoor Corp. bolstered performance as well. Conversely, an underweighting and weak stock selection in energy detracted. Stocks that had a negative impact included Genworth Financial, Inc., which was hampered by poor performance in its residential mortgage and mortgage insurance businesses. Additionally, the company suffered a downgrade in its credit rating. Lincare Holdings, Inc. a provider of respiratory care equipment, Cree, Inc., a maker of LED (light-emitting diode) lights, and coal producer Massey Energy Company also weighed on performance. We sold Genworth, Cree and Massey Energy during the period.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Growth Opportunities Fund | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	33.78	–0.51	—	1.00	33.78	–2.51	—	5.57

Class B2	34.84	–0.51	—	1.13	34.84	–2.54	—	6.31

Class C2	38.78	–0.12	—	1.29	38.78	–0.60	—	7.26

Class i2,3	41.44	1.00	—	2.44	41.44	5.12	—	14.03

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20% and Class I — 1.04%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.81%, Class B —2.52%, Class C — 2.98% and Class I — 25.10%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 9-16-05.

2 On 6-9-06, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is 6-12-06; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Growth Opportunities Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B1	9-16-05	$10,731	$10,631	$14,413

Class C1,3	9-16-05	10,726	10,726	14,413

Class I1,4	9-16-05	11,403	11,403	14,413

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares’ returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is 6-12-06; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Growth Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,424.30	$9.02

Class B	1,000.00	1,420.00	13.20

Class C	1,000.00	1,419.30	13.20

Class I	1,000.00	1,427.70	6.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Growth Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,017.40	$7.50

Class B	1,000.00	1,013.90	10.99

Class C	1,000.00	1,013.90	10.99

Class I	1,000.00	1,019.60	5.21

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.20%, 2.20% and 1.04% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Growth Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Acme Packet, Inc.	2.9%	Atmel Corp.	2.3%

Chipotle Mexican Grill, Inc.	2.9%	Mettler-Toledo International, Inc.	2.0%

Riverbed Technology, Inc.	2.6%	Erie Indemnity Company	1.8%

TIBCO Software, Inc.	2.6%	Albemarle Corp.	1.7%

Herbalife, Ltd.	2.3%	Fossil, Inc.	1.6%

Sector Composition[2,3]

Information Technology	28%	Energy	5%

Consumer Discretionary	20%	Consumer Staples	5%

Industrials	17%	Financials	5%

Health Care	11%	Telecommunication Services	1%

Materials	6%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on 2-28-11.

Annual report | Growth Opportunities Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 98.03%		$70,349,103

(Cost $54,079,129)

Consumer Discretionary 20.26%		14,543,468

Auto Components 2.95%

Autoliv, Inc.	900	67,401

BorgWarner, Inc. (I)	9,000	698,490

Cooper Tire & Rubber Company	2,300	53,958

Dorman Products, Inc. (I)	4,100	142,147

Lear Corp.	400	42,320

Standard Motor Products, Inc.	1,300	15,119

Tenneco, Inc. (I)(L)	9,000	358,920

TRW Automotive Holdings Corp. (I)	13,000	738,400

Diversified Consumer Services 2.02%

CPI Corp.	400	9,228

Pre-Paid Legal Services, Inc. (I)(L)	2,700	178,038

Sotheby’s	8,000	393,760

Universal Technical Institute, Inc.	800	14,720

Weight Watchers International, Inc.	14,000	855,820

Hotels, Restaurants & Leisure 4.32%

BJ’s Restaurants, Inc. (I)	500	17,975

California Pizza Kitchen, Inc. (I)	4,700	79,148

Carrols Restaurant Group, Inc. (I)	1,400	11,088

CEC Entertainment, Inc. (I)	2,900	112,201

Chipotle Mexican Grill, Inc. (I)(L)	8,400	2,058,000

Cracker Barrel Old Country Store, Inc.	3,900	194,376

DineEquity, Inc. (I)	1,500	85,815

Domino’s Pizza, Inc. (I)	5,300	89,411

Life Time Fitness, Inc. (I)	3,600	138,060

Panera Bread Company, Class A (I)	1,600	186,800

Texas Roadhouse, Inc., Class A (I)	1,300	22,074

The Cheesecake Factory, Inc. (I)	3,600	104,544

Internet & Catalog Retail 0.15%

1-800-Flowers.com, Inc., Class A (I)	4,300	11,782

HSN, Inc. (I)	3,000	97,440

Leisure Equipment & Products 0.76%

Polaris Industries, Inc. (L)	7,100	535,695

Sturm Ruger & Company, Inc.	700	12,642

12	Growth Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Media 0.06%

Arbitron, Inc.	1,000	$39,810

Specialty Retail 4.88%

Abercrombie & Fitch Company, Class A	1,300	74,581

AnnTaylor Stores Corp. (I)	1,300	30,173

AutoNation, Inc. (I)(L)	2,000	67,280

Big 5 Sporting Goods Corp.	1,900	26,486

Hibbett Sports, Inc. (I)	6,400	201,024

Jos. A. Bank Clothiers, Inc. (I)	6,650	306,632

Monro Muffler Brake, Inc.	3,450	112,746

PetSmart, Inc.	13,900	568,093

Sally Beauty Holdings, Inc. (I)	21,200	274,964

The Cato Corp., Class A	7,700	186,725

The Children’s Place Retail Stores, Inc. (I)	3,100	141,670

The Finish Line, Inc., Class A	100	1,746

Tractor Supply Company	21,500	1,119,505

Williams-Sonoma, Inc.	10,800	389,772

Textiles, Apparel & Luxury Goods 5.12%

CROCS, Inc. (I)	19,900	351,235

Deckers Outdoor Corp. (I)	9,300	820,446

Fossil, Inc. (I)	15,400	1,181,796

G-III Apparel Group, Ltd. (I)	700	27,524

Liz Claiborne, Inc. (I)(L)	7,700	39,578

Maidenform Brands, Inc. (I)	3,500	94,990

Oxford Industries, Inc.	2,200	53,064

Steven Madden, Ltd. (I)	4,350	187,659

Under Armour, Inc., Class A (I)(L)	13,900	920,597

Consumer Staples 4.94%		3,542,342

Beverages 1.11%

Boston Beer Company, Inc. (I)	4,200	389,844

Hansen Natural Corp. (I)	7,000	402,850

Food & Staples Retailing 0.85%

BJ’s Wholesale Club, Inc. (I)	1,000	48,420

Casey’s General Stores, Inc.	1,100	45,177

Pricesmart, Inc.	7,600	270,484

Ruddick Corp.	3,000	110,100

Susser Holdings Corp. (I)	600	8,310

The Pantry, Inc. (I)	500	7,880

United Natural Foods, Inc. (I)	2,800	118,860

Food Products 0.18%

B&G Foods, Inc.	1,700	25,500

Darling International, Inc. (I)	7,300	101,397

John B. Sanfilippo & Son, Inc. (I)	200	2,410

Household Products 0.09%

WD-40 Company	1,600	65,056

See notes to financial statements	Annual report | Growth Opportunities Fund	13

	Shares	Value
Personal Products 2.56%

Herbalife, Ltd.	20,900	$1,638,769

Inter Parfums, Inc.	3,800	68,666

USANA Health Sciences, Inc. (I)	3,700	128,834

Tobacco 0.15%

Vector Group, Ltd.	6,500	109,785

Energy 5.22%		3,742,949

Energy Equipment & Services 4.06%

CARBO Ceramics, Inc.	2,600	322,322

Core Laboratories NV	3,100	320,385

Dresser-Rand Group, Inc. (I)	4,200	206,976

Dril-Quip, Inc. (I)	7,100	544,570

Hercules Offshore, Inc. (I)	2,000	9,880

Lufkin Industries, Inc.	5,200	406,380

Newpark Resources, Inc. (I)	1,400	9,772

OYO Geospace Corp. (I)	200	20,336

Rowan Companies, Inc. (I)	1,600	68,272

RPC, Inc. (L)	49,850	976,063

Superior Energy Services, Inc. (I)	800	30,648

Oil, Gas & Consumable Fuels 1.16%

Apco Oil and Gas International, Inc.	1,700	137,598

Callon Petroleum Company (I)	4,400	36,872

Clayton Williams Energy, Inc. (I)	3,500	371,280

Cloud Peak Energy, Inc. (I)	3,000	61,500

Enbridge Energy Management LLC (I)	2	134

Holly Corp.	3,300	188,562

International Coal Group, Inc. (I)	100	987

Teekay Tankers, Ltd., Class A	400	4,276

Whiting Petroleum Corp. (I)	400	26,136

Financials 4.79%		3,436,561

Capital Markets 0.14%

Virtus Investment Partners, Inc. (I)	1,700	99,076

Commercial Banks 0.09%

Bank of the Ozarks, Inc. (L)	1,000	43,050

First Interstate Bancsystem, Inc.	300	4,286

OmniAmerican Bancorp, Inc. (I)	400	6,268

SunTrust Banks, Inc.	100	3,017

SY Bancorp, Inc.	400	9,920

Consumer Finance 1.69%

Credit Acceptance Corp. (I)	7,800	550,680

EZCORP, Inc., Class A (I)	12,900	369,972

First Cash Financial Services, Inc. (I)	6,200	202,988

Nelnet, Inc., Class A	900	20,097

World Acceptance Corp. (I)	1,100	65,791

Diversified Financial Services 0.08%

Interactive Brokers Group, Inc., Class A	100	1,545

Life Partners Holdings, Inc.	1,625	13,423

14	Growth Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Diversified Financial Services (continued)

MarketAxess Holdings, Inc.	800	$17,112

Portfolio Recovery Associates, Inc. (I)	300	25,005

Insurance 2.25%

Axis Capital Holdings, Ltd.	6,000	217,920

Brown & Brown, Inc.	4,200	109,788

Endurance Specialty Holdings, Ltd.	300	14,877

Erie Indemnity Company, Class A	18,200	1,271,088

Real Estate Investment Trusts 0.54%

Alexander’s, Inc.	300	118,719

Anworth Mortgage Asset Corp.	100	714

Apollo Commercial Real Estate Finance, Inc.	300	5,106

Associated Estates Realty Corp.	4,800	78,000

Chesapeake Lodging Trust	300	5,580

Colony Financial, Inc.	200	4,250

CreXus Investment Corp.	300	3,960

Getty Realty Corp.	700	20,594

MFA Financial, Inc.	100	847

Pennymac Mortgage Investment Trust	200	3,770

Saul Centers, Inc.	2,700	124,200

Terreno Realty Corp. (I)	200	3,666

Urstadt Biddle Properties, Inc., Class A	700	13,573

Walter Investment Management Corp.	392	7,679

Health Care 10.35%		7,429,940

Biotechnology 0.48%

Emergent Biosolutions, Inc. (I)	2,600	54,704

Immunogen, Inc. (I)	100	901

Incyte Corp. (I)(L)	7,400	101,232

InterMune, Inc. (I)	3,800	139,118

Neurocrine Biosciences, Inc. (I)	5,400	36,450

NPS Pharmaceuticals, Inc. (I)	1,600	12,368

Health Care Equipment & Supplies 2.84%

Analogic Corp.	900	48,780

Atrion Corp.	100	17,634

Delcath Systems, Inc. (I)(L)	6,100	39,955

Exactech, Inc. (I)	1,900	36,005

Hill-Rom Holdings, Inc.	21,200	807,084

Merit Medical Systems, Inc. (I)	4,800	81,984

Neogen Corp. (I)	4,800	179,472

NxStage Medical, Inc. (I)(L)	26,700	550,821

Orthofix International NV (I)	2,800	88,480

The Cooper Companies, Inc.	3,100	191,642

Health Care Providers & Services 2.34%

Almost Family, Inc. (I)	900	35,100

AMERIGROUP Corp. (I)	3,500	200,725

AMN Healthcare Services, Inc. (I)	1,200	8,964

Chemed Corp.	2,300	150,512

Corvel Corp. (I)	5,300	262,350

See notes to financial statements	Annual report | Growth Opportunities Fund	15

	Shares	Value
Health Care Providers & Services (continued)

Health Management Associates, Inc., Class A (I)	42,600	$426,000

HMS Holdings Corp. (I)	2,000	151,120

Lincare Holdings, Inc.	50	1,467

Molina Healthcare, Inc. (I)	6,100	213,683

MWI Veterinary Supply, Inc. (I)	1,100	76,142

National Research Corp.	1,000	32,710

Rural/Metro Corp. (I)	4,600	68,954

The Providence Service Corp. (I)	2,600	42,666

US Physical Therapy, Inc. (I)	500	9,885

Health Care Technology 0.44%

Computer Programs & Systems, Inc.	800	43,208

SXC Health Solutions Corp. (I)	5,500	271,425

Life Sciences Tools & Services 3.46%

Albany Molecular Research, Inc. (I)	100	452

Dionex Corp. (I)	1,300	153,166

eResearch Technology, Inc. (I)	10,900	69,215

Mettler-Toledo International, Inc. (I)	8,300	1,422,371

Parexel International Corp. (I)	8,600	201,842

PerkinElmer, Inc.	6,400	169,600

Pharmaceutical Product Development, Inc.	16,500	453,255

Sequenom, Inc. (I)	1,628	9,996

Pharmaceuticals 0.79%

Akorn, Inc. (I)	19,000	106,210

Hi-Tech Pharmacal Company, Inc. (I)	800	18,472

Impax Laboratories, Inc. (I)	12,500	257,375

Questcor Pharmaceuticals, Inc. (I)(L)	11,300	146,448

The Medicines Company (I)	2,300	39,997

Industrials 16.78%		12,040,423

Aerospace & Defense 0.89%

Astronics Corp. (I)	2,400	51,744

Cubic Corp.	500	25,155

DigitalGlobe, Inc. (I)	19	613

GeoEye, Inc. (I)	4,600	204,930

Hexcel Corp. (I)	15,700	291,235

TransDigm Group, Inc. (I)	800	64,304

Air Freight & Logistics 0.24%

HUB Group, Inc., Class A (I)	600	20,976

Pacer International, Inc. (I)	1,100	5,973

Park-Ohio Holdings Corp. (I)	1,400	30,912

UTi Worldwide, Inc.	5,700	113,430

Airlines 0.72%

Alaska Air Group, Inc. (I)	700	41,615

Hawaiian Holdings, Inc. (I)	500	3,320

Skywest, Inc.	100	1,650

United Continental Holdings, Inc. (I)(L)	19,440	467,338

16	Growth Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Building Products 0.21%

A.O. Smith Corp.	2,500	$101,000

AAON, Inc. (L)	1,700	52,190

Masco Corp.	100	1,359

Commercial Services & Supplies 1.06%

Consolidated Graphics, Inc. (I)	600	32,724

Deluxe Corp.	7,100	181,405

Herman Miller, Inc.	1,700	45,798

HNI Corp.	100	3,173

Interface, Inc., Class A	7,400	123,358

Knoll, Inc. (L)	6,100	126,087

Rollins, Inc.	10,200	200,124

Schawk, Inc., Class A	2,300	41,561

Standard Parking Corp. (I)	300	5,448

Construction & Engineering 0.35%

Chicago Bridge & Iron Company NV (I)	5,900	209,568

KBR, Inc.	1,300	42,640

Electrical Equipment 3.46%

Acuity Brands, Inc. (L)	2,700	152,604

AMETEK, Inc.	24,800	1,040,360

AZZ, Inc.	1,200	51,192

Franklin Electric Company, Inc.	1,900	80,750

Polypore International, Inc. (I)	17,300	1,011,012

Thomas & Betts Corp. (I)	1,600	88,624

Vicor Corp.	3,700	56,351

Machinery 6.45%

Actuant Corp., Class A	1,400	39,620

Altra Holdings, Inc. (I)	600	12,978

ArvinMeritor, Inc. (I)	19,500	349,440

Blount International, Inc. (I)	2,300	34,960

CLARCOR, Inc.	1,100	45,254

Colfax Corp. (I)	1,800	39,924

EnPro Industries, Inc. (I)	500	19,840

Force Protection, Inc. (I)	100	504

FreightCar America, Inc. (I)	100	2,812

Gardner Denver, Inc.	9,300	680,202

Middleby Corp. (I)	3,700	331,779

Pall Corp.	3,200	173,952

RBC Bearings, Inc. (I)	1,400	50,666

Sauer-Danfoss, Inc. (I)	7,600	232,028

The Toro Company	8,600	536,640

Timken Company	10,600	516,432

TriMas Corp. (I)	23,400	481,338

WABCO Holdings, Inc. (I)	18,500	1,080,955

Professional Services 1.35%

Acacia Research — Acacia Technologies (I)	3,800	111,416

Administaff, Inc.	6,000	179,580

Exponent, Inc. (I)	2,500	98,375

See notes to financial statements	Annual report | Growth Opportunities Fund	17

	Shares	Value
Professional Services (continued)

IHS, Inc., Class A (I)	5,100	$426,870

The Advisory Board Company (I)	2,900	148,364

VSE Corp.	100	2,711

Road & Rail 0.95%

Celadon Group, Inc. (I)	2,000	29,220

Genesee & Wyoming, Inc., Class A (I)	5,700	296,913

Old Dominion Freight Lines, Inc. (I)	10,000	307,800

Ryder Systems, Inc.	1,000	47,830

Trading Companies & Distributors 1.10%

Applied Industrial Technologies, Inc.	6,800	217,872

CAI International, Inc. (I)	500	10,590

DXP Enterprises, Inc. (I)	2,600	55,276

TAL International Group, Inc.	3,800	132,544

Textainer Group Holdings, Ltd.	3,900	137,865

Titan Machinery, Inc. (I)	400	10,292

WESCO International, Inc. (I)(L)	3,900	227,058

Information Technology 28.04%		20,122,482

Communications Equipment 7.88%

Acme Packet, Inc. (I)(L)	28,000	2,106,720

ADTRAN, Inc.	19,700	895,956

Aruba Networks, Inc. (I)	1,800	54,810

Finisar Corp. (I)	1,200	49,224

Ixia (I)	17,200	301,860

Loral Space & Communications, Inc. (I)	4,600	348,036

Plantronics, Inc.	1,000	34,890

Riverbed Technology, Inc. (I)	45,100	1,862,179

Tellabs, Inc.	300	1,617

Computers & Peripherals 1.15%

NCR Corp. (I)	34,700	662,770

Stratasys, Inc. (I)	1,400	63,532

Super Micro Computer, Inc. (I)	6,500	97,175

Electronic Equipment, Instruments & Components 1.06%

Anixter International, Inc.	900	64,458

Coherent, Inc. (I)	800	49,400

Comverge, Inc. (I)	100	509

DDi Corp.	3,000	31,110

FARO Technologies, Inc. (I)	2,900	103,385

Insight Enterprises, Inc. (I)	1,100	20,119

MTS Systems Corp.	300	13,893

Spectrum Control, Inc. (I)	500	7,005

Trimble Navigation, Ltd. (I)	9,200	452,180

Universal Display Corp. (I)	400	16,836

Internet Software & Services 1.38%

Ancestry.com, Inc. (I)	5,100	167,586

Earthlink, Inc.	100	823

IAC/InterActiveCorp (I)	3,300	102,531

Liquidity Services, Inc. (I)	2,900	46,603

18	Growth Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Internet Software & Services (continued)

LogMeIn, Inc. (I)(L)	2,000	$71,780

OpenTable, Inc. (I)	5,900	524,333

Stamps.com, Inc.	800	10,752

Support.com, Inc. (I)	1,600	8,928

Travelzoo, Inc. (I)	1,400	55,230

ValueClick, Inc. (I)	100	1,493

IT Services 2.24%

Cardtronics, Inc. (I)	6,900	130,755

Forrester Research, Inc.	600	21,708

Gartner, Inc. (I)	3,500	132,020

Global Cash Access Holdings, Inc. (I)	14,700	50,568

iGate Corp.	7,000	126,700

Sapient Corp. (I)	20,000	237,000

Syntel, Inc.	5,800	305,370

VeriFone Systems, Inc. (I)	12,400	563,456

Virtusa Corp. (I)	2,300	38,847

Office Electronics 0.17%

Zebra Technologies Corp., Class A (I)	3,300	123,156

Semiconductors & Semiconductor Equipment 6.79%

Atmel Corp. (I)	110,700	1,625,076

AXT, Inc. (I)	1,900	14,098

Cirrus Logic, Inc. (I)(L)	25,800	602,430

Entropic Communications, Inc. (I)(L)	28,000	259,280

GSI Technology, Inc. (I)	1,400	13,174

GT Solar International, Inc. (I)(L)	18,100	193,489

IXYS Corp. (I)	3,100	38,502

Lattice Semiconductor Corp. (I)	23,400	155,376

Micrel, Inc.	10,760	144,614

MIPS Technologies, Inc. (I)	16,500	200,805

MKS Instruments, Inc.	100	3,002

Novellus Systems, Inc. (I)	3,700	147,852

NVE Corp. (I)	1,100	65,175

OmniVision Technologies, Inc. (I)	8,900	272,518

Silicon Image, Inc. (I)	16,600	133,464

Skyworks Solutions, Inc. (I)(L)	25,100	902,094

TriQuint Semiconductor, Inc. (I)	7,100	101,175

Software 7.37%

ACI Worldwide, Inc. (I)	3,400	106,454

Actuate Corp. (I)	4,500	21,465

Ariba, Inc. (I)	6,300	194,985

Compuware Corp. (I)	11,800	132,868

FactSet Research Systems, Inc.	2,200	230,736

Fortinet, Inc. (I)	600	24,504

Informatica Corp. (I)(L)	10,600	498,306

Manhattan Associates, Inc. (I)	3,600	115,920

MICROS Systems, Inc. (I)	13,900	662,196

Opnet Technologies, Inc.	3,600	122,688

Parametric Technology Corp. (I)	10,200	241,740

See notes to financial statements	Annual report | Growth Opportunities Fund	19

	Shares	Value
Software (continued)

Progress Software Corp. (I)	4,050	$118,908

Quest Software, Inc. (I)	14,700	393,813

Radiant Systems, Inc. (I)	11,300	193,795

Renaissance Learning, Inc.	5,700	61,218

Rovi Corp. (I)	210	11,612

Smith Micro Software, Inc. (I)	9,100	85,267

Synchronoss Technologies, Inc. (I)	4,500	154,170

TIBCO Software, Inc. (I)	75,500	1,858,810

Virnetx Holding Corp.	5,300	63,600

Materials 6.26%		4,492,798

Chemicals 4.12%

Albemarle Corp.	20,800	1,197,248

Balchem Corp.	3,800	136,800

Ferro Corp. (I)	1,200	19,104

Hawkins, Inc.	2,300	88,021

Innophos Holdings, Inc.	800	34,264

International Flavors & Fragrances, Inc.	11,200	637,840

Kraton Performance Polymers, Inc. (I)	5,600	192,080

LSB Industries, Inc. (I)	2,100	63,588

NewMarket Corp.	1,100	140,921

Omnova Solutions, Inc. (I)	4,200	29,568

PolyOne Corp. (I)	12,300	170,724

Quaker Chemical Corp.	1,100	42,603

Rockwood Holdings, Inc. (I)	3,000	139,650

The Scotts Miracle-Gro Company, Class A	1,200	67,404

Containers & Packaging 0.46%

Ball Corp.	1,800	64,980

Crown Holdings, Inc. (I)	1,700	65,416

Rock-Tenn Company, Class A (L)	1,100	75,515

Silgan Holdings, Inc.	3,300	120,384

Metals & Mining 1.60%

Brush Engineered Materials, Inc. (I)	300	13,131

Carpenter Technology Corp.	8,300	345,112

Globe Specialty Metals, Inc.	6,400	149,056

Stillwater Mining Company (I)	7,400	176,638

Titanium Metals Corp. (I)	13,900	263,961

US Gold Corp. (I)	28,000	203,280

Paper & Forest Products 0.08%

Clearwater Paper Corp. (I)	700	55,510

Telecommunication Services 1.33%		954,251

Diversified Telecommunication Services 0.11%

Consolidated Communications Holdings, Inc.	4,300	78,647

Wireless Telecommunication Services 1.22%

MetroPCS Communications, Inc. (I)	54,900	790,560

USA Mobility, Inc.	5,700	85,044

20	Growth Opportunities Fund | Annual report	See notes to financial statements

		Shares	Value
Utilities 0.06%			$43,889

Gas Utilities 0.06%

South Jersey Industries, Inc.		800	43,889

	Yield	Shares	Value
Securities Lending Collateral 9.43%			$6,770,934

(Cost $6,770,627)
John Hancock Collateral Investment Trust (W)	0.2855% (Y)	676,593	6,770,934

	Yield	Shares	Value
Short-Term Investments 2.53%			$1,818,545

(Cost $1,818,545)
State Street Institutional Treasury
Money Market Fund	0.0453% (Y)	1,818,545	1,818,545

Total investments (Cost $62,668,301)† 109.99%			$78,938,582

Other assets and liabilities, net (9.99%)			($7,171,788)

Total net assets 100.00%			$71,766,794

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $62,711,639. Net unrealized appreciation aggregated $16,226,943, of which $16,799,125 related to appreciated investment securities and $572,182 related to depreciated investment securities.

See notes to financial statements	Annual report | Growth Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $55,897,674) including
$6,585,457 of securities loaned (Note 2)	$72,167,648
Investments in affiliated issuers, at value (Cost $6,770,627) (Note 2)	6,770,934

Total investments, at value (Cost $62,668,301)	78,938,582
Receivable for investments sold	933,550
Receivable for fund shares sold	70,481
Dividends and interest receivable	14,646
Receivable for securities lending income	1,609
Other receivables and prepaid expenses	12,598

Total assets	79,971,466

Liabilities

Payable for investments purchased	1,204,428
Payable for fund shares repurchased	63,123
Payable upon return of securities loaned (Note 2)	6,770,167
Payable to affiliates
Accounting and legal services fees	1,196
Transfer agent fees	21,307
Trustees’ fees	8,015
Due to Adviser	27,038
Other liabilities and accrued expenses	109,398

Total liabilities	8,204,672

Net assets

Capital paid-in	$86,292,529
Accumulated net investment loss	(5,598)
Accumulated net realized loss on investments and futures contracts	(30,790,418)
Net unrealized appreciation (depreciation) on investments	16,270,281

Net assets	$71,766,794

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($63,118,428 ÷ 2,652,231 shares)	$23.80
Class B ($5,144,341 ÷ 223,090 shares)[1]	$23.06
Class C ($3,321,521 ÷ 144,111 shares)[1]	$23.05
Class I ($182,504 ÷ 7,510 shares)	$24.30

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.05

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	Growth Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$370,844
Securities lending	31,606
Interest	2,823
Less foreign taxes withheld	(163)

Total investment income	405,110

Expenses

Investment management fees (Note 5)	475,337
Distribution and service fees (Note 5)	228,099
Accounting and legal services fees (Note 5)	11,558
Transfer agent fees (Note 5)	169,920
Trustees’ fees (Note 5)	3,962
State registration fees (Note 5)	38,020
Printing and postage (Note 5)	22,184
Professional fees	46,722
Custodian fees	12,772
Registration and filing fees	25,164
Other	79,547

Total expenses	1,113,285
Less expense reductions (Note 5)	(172,440)

Net expenses	940,845

Net investment loss	(535,735)

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	10,021,126
Investments in affiliated issuers	741
Futures contracts (Note 3)	305,152
10,327,019
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,154,809
Investments in affiliated issuers	(2,668)
Futures contracts (Note 3)	(112,098)
11,040,043

Net realized and unrealized gain	21,367,062

Increase in net assets from operations	$20,831,327

See notes to financial statements	Annual report | Growth Opportunities Fund	23

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment loss	($535,735)	($389,560)
Net realized gain (loss)	10,327,019	(8,764,202)
Change in net unrealized appreciation (depreciation)	11,040,043	27,627,086

Increase in net assets resulting from operations	20,831,327	18,473,324

From Fund share transactions (Note 6)	(2,659,363)	(7,035,680)

Total increase	18,171,964	11,437,644

Net assets

Beginning of year	53,594,830	42,157,186

End of year	$71,766,794	$53,594,830

Accumulated net investment loss	($5,598)	($942)

24	Growth Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$16.90	$11.53	$20.76	$24.34	$23.29
Net investment loss[2]	(0.16)	(0.10)	(0.10)	(0.15)	(0.07)[3]
Net realized and unrealized gain (loss) on investments	7.06	5.47	(9.13)	(3.43)	1.36
Total from investment operations	6.90	5.37	(9.23)	(3.58)	1.29
Less distributions
From net realized gain	—	—	—	—[4]	(0.24)
Net asset value, end of year	$23.80	$16.90	$11.53	$20.76	$24.34
Total return (%)[5,6]	40.83	46.57	(44.46)	(14.69)	5.57

Ratios and supplemental data

Net assets, end of year (in millions)	$63	$47	$36	$72	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	2.12[7]	2.01	1.81	5.59
Expenses net of fee waivers	1.50	1.64[7]	1.81	1.55	1.32
Expenses net of fee waivers and credits	1.50	1.51[7]	1.54	1.54	1.32
Net investment loss	(0.82)	(0.68)	(0.52)	(0.64)	(0.34)[3]
Portfolio turnover (%)	126	125	140	262[8]	96

1 Effective 6-12-06, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.14% of average net assets.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Excludes merger activity.

See notes to financial statements	Annual report | Growth Opportunities Fund	25

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$16.49	$11.33	$20.52	$24.23	$22.17
Net investment loss[2]	(0.28)	(0.20)	(0.23)	(0.31)	(0.20)[3]
Net realized and unrealized gain (loss) on investments	6.85	5.36	(8.96)	(3.40)	2.50
Total from investment operations	6.57	5.16	(9.19)	(3.71)	2.30
Less distributions
From net realized gain	—	—	—	—[4]	(0.24)
Net asset value, end of year	$23.06	$16.49	$11.33	$20.52	$24.23
Total return (%)[5,6]	39.84	45.54	(44.79)	(15.29)	10.40[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$5	$5	$13	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.69	3.19[9]	3.07	2.61	14.62[10]
Expenses net of fee waivers	2.20	2.24[9]	2.72	2.25	2.22[10]
Expenses net of fee waivers and credits	2.20	2.21[9]	2.24	2.24	2.22[10]
Net investment loss	(1.52)	(1.38)	(1.24)	(1.34)	(1.21)[3,10]
Portfolio turnover (%)	126	125	140	262[11]	96

1 The inception date for Class B shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.11% of average net assets.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Annualized.
11 Excludes merger activity.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$16.49	$11.32	$20.53	$24.23	$22.17
Net investment loss[2]	(0.29)	(0.20)	(0.21)	(0.32)	(0.19)[3]
Net realized and unrealized gain (loss) on investments	6.85	5.37	(9.00)	(3.38)	2.49
Total from investment operations	6.56	5.17	(9.21)	(3.70)	2.30
Less distributions
From net realized gain	—	—	—	—[4]	(0.24)
Net asset value, end of year	$23.05	$16.49	$11.32	$20.53	$24.23
Total return (%)[5,6]	39.78	45.67	(44.86)	(15.25)	10.40[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.78	3.27[8]	3.45	3.14	10.43[9]
Expenses net of fee waivers	2.20	2.28[8]	2.55	2.25	2.22[9]
Expenses net of fee waivers and credits	2.20	2.21[8]	2.24	2.24	2.22[9]
Net investment loss	(1.53)	(1.39)	(1.21)	(1.35)	(1.15)[3,9]
Portfolio turnover (%)	126	125	140	262[10]	96

 1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.
10 Excludes merger activity.

26	Growth Opportunities Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.18	$11.66	$20.90	$24.41	$22.17
Net investment loss[2]	(0.06)	(0.04)	(0.01)	(0.07)	(0.02)[3]
Net realized and unrealized gain (loss) on investments	7.18	5.56	(9.23)	(3.44)	2.50
Total from investment operations	7.12	5.52	(9.24)	(3.51)	2.48
Less distributions
From net realized gain	—	—	—	—[4]	(0.24)
Net asset value, end of year	$24.30	$17.18	$11.66	$20.90	$24.41
Total return (%)[5]	41.44	47.34	(44.21)	(14.36)	11.22[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.92	26.99[8]	121.96	12.17	16.26[9]
Expenses net of fee waivers	1.04	1.07[8]	1.09	1.04	1.13[9]
Expenses net of fee waivers and credits	1.04	1.07[8]	1.09	1.04	1.13[9]
Net investment loss	(0.31)	(0.27)	(0.04)	(0.30)	(0.10)[3,9]
Portfolio turnover (%)	126	125	140	262[10]	96

1 The inception date for Class I shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.
9 Annualized.
10 Excludes merger activity.

See notes to financial statements	Annual report | Growth Opportunities Fund	27

Notes to financial statements

Note 1 — Organization

John Hancock Growth Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital growth.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, state registration fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the

28	Growth Opportunities Fund | Annual report

close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date for dividends of foreign securities where the dividend may not be known until after ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Annual report | Growth Opportunities Fund	29

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $30,747,080 available to offset future net realized capital gains. The loss carryforward expires as follows: February 28, 2017 — $11,007,488 and February 28, 2018 — $19,739,592.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. There were no distributions during the years ended February 28, 2011 and February 28, 2010.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sale loss deferrals and merger related transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

30	Growth Opportunities Fund | Annual report

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended February 28, 2011, the Fund used futures contracts to maintain diversity and liquidity of the portfolio. During year ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from zero to $2.2 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2011.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Equity contracts	Net realized gain	$305,152

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

	Change in unrealized appreciation
Equity contracts	(depreciation)	($112,098)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | Growth Opportunities Fund	31

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $500,000,000; and (c) 0.77% of the next $1,500,000,000; and (d) 0.76% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50%, 2.20%, 2.20% and 1.04% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.02% for Class I shares.

Accordingly, these expense reductions amounted to $123,423, $22,539, $15,101 and $11,377 for Class A, Class B, Class C and Class I shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,748 for the year ended February 28, 2011. Of this amount, $5,175 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,940 was paid as sales commissions to broker-dealers and $7,633 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

32	Growth Opportunities Fund | Annual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $8,151 and $86 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the performance of the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$156,179	$146,649	$8,412	$19,240
Class B	45,912	16,142	9,306	1,434
Class C	26,008	6,719	9,969	966
Class I	—	410	10,333	544

Total	$228,099	$169,920	$38,020	$22,184

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and payable to affiliates — trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | Growth Opportunities Fund	33

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2011 and February 28, 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	309,928	$6,227,473	239,627	$3,485,927
Exchanged from Class R1	—	—	6,731	100,417
Repurchased	(428,241)	(8,291,062)	(581,309)	(8,514,817)
Net decrease	(118,313)	($2,063,589)	(334,951)	($4,928,473)

Class B shares

Sold	38,918	$771,837	33,636	$477,682
Repurchased	(98,790)	(1,855,707)	(152,890)	(2,199,177)
Net decrease	(59,872)	($1,083,870)	(119,254)	($1,721,495)

Class C shares

Sold	72,408	$1,350,138	20,040	$295,286
Repurchased	(53,653)	(968,349)	(45,542)	(585,976)
Net increase (decrease)	18,755	$381,789	(25,502)	($290,690)

Class I shares

Sold	50,028	$943,676	5,869	$76,363
Repurchased	(44,392)	(837,369)	(5,195)	(76,017)
Net increase	5,636	$106,307	674	$346

Class R1 shares

Sold	—	—	381	$5,049
Exchanged for Class A	—	—	(6,769)	(100,417)
Net decrease	—	—	(6,388)	($95,368)

Net decrease	(153,794)	($2,659,363)	(485,421)	($7,035,680)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $71,878,215 and $73,894,903, respectively, for the year ended February 28, 2011.

Note 8 — Subsequent event

At the close of business on April 8, 2011, the Fund was acquired by the John Hancock Small Company Fund (the Acquiring Fund). This reorganization was approved by the Board of Trustees on December 7, 2010 and subsequently approved by the shareholders of the Fund on March 23, 2011. Under the terms of the reorganization, the Fund transferred all of its assets and liabilities to the Acquiring Fund in exchange for shares of equal value of the Acquiring Fund. Upon completion of the reorganization the Fund terminated. In addition, the Fund incurred $71,600 of merger expenses, which amounted to 0.12% of average net assets.

34	Growth Opportunities Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of  John Hancock Growth Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Opportunities Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

Annual report | Growth Opportunities Fund	35

Shareholder meeting

The Fund held a Special Meeting of Shareholders on March 23, 2011. The following proposal was considered by the shareholders:

Proposal: Approve an Agreement and Plan of Reorganization between John Hancock Growth Opportunities Fund and John Hancock Small Company Fund. The votes cast are set forth below.

THE PROPOSAL PASSED ON MARCH 23, 2011.

FOR	AGAINST	ABSTAIN	UNINSTRUCTED

1,145,331.1523	69,182.3307	72,823.8580	266,667.0000

36	Growth Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Growth Opportunities Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

38	Growth Opportunities Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Growth Opportunities Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

40	Growth Opportunities Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Growth Opportunities Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	8400A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock

MUTUAL FUNDS

John Hancock

International Growth Fund

Annual Report

2.28.11

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

International stocks fared quite well during the 12 months ended February 28, 2011, thanks to a vigorous second-half rally. During the first half of the period, global markets struggled with concern about the European sovereign debt crisis, weakness in the energy sector following the BP drilling rig explosion and oil leak in the Gulf of Mexico and tepid data on the U.S. economy that led investors to fear a double-dip recession. Over the summer, anxiety about the European debt situation eased and BP managed to contain its leaking undersea well. Meanwhile, the Federal Reserve proposed another round of quantitative easing to stimulate U.S. economic growth. The Fed’s remarks ignited a global stock rally that boosted the MSCI EAFE Growth Index to a gain of 21.72%, while the average large blend fund monitored by Morningstar, Inc. advanced 20.63%.

During the period, John Hancock International Growth Fund’s Class A shares returned 21.58% at net asset value. The strongest sector contributions came from industrials, financials and consumer staples. Geographically, Denmark, Sweden and Japan were noteworthy contributors. The top individual contributor was Danish insulin maker Novo Nordisk A/S, whose stock advanced by more than 80%. Overweighting U.K.-headquartered mining company Rio Tinto PLC also helped, as did underweighting two weak benchmark components from the financial sector, Barclays PLC and Westpac Banking Corp. Not owning Israel-based Teva Pharmaceuticals further bolstered performance. Conversely, the Fund’s sizable overweighting in health care weighed on performance, although we offset that negative with positive stock selection in the sector. On a country basis, weak picks in Switzerland detracted. Additionally, our efforts to hedge an out-of-benchmark Canadian exposure via currency forward contracts had a mildly negative impact. At the stock level, a large overweighting in U.K. drug stock GlaxoSmithKline PLC was counterproductive. Other notable detractors were benchmark components we underweighted or didn’t own for quality or valuation reasons: Australian natural resources company BHP Billiton Ltd, Swiss bank UBS AG and two German stocks, automaker Daimler AG and industrial conglomerate Siemens AG.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	International Growth Fund | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	15.52	—	—	2.78	15.52	—	—	13.85

Class B	15.56	—	—	2.75	15.56	—	—	13.66

Class C	19.59	—	—	3.11	19.59	—	—	15.56

Class I2	22.08	—	—	4.37	22.08	—	—	22.41

Class 1[2]	22.11	—	—	4.39	22.11	—	—	22.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40 and Class 1 — 1.20%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class B — 4.17%, Class C — 3.67% and Class 1 — 1.22%. For Class I, the net expenses equal the gross expenses and are 1.23%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I and Class 1 shares prospectuses.

Annual report | International Growth Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B	6-12-06	$11,566	$11,366	$11,552	$11,991

Class C2	6-12-06	11,556	11,556	11,552	11,991

Class I3	6-12-06	12,241	12,241	11,552	11,991

Class 1[3]	6-12-06	12,250	12,250	11,552	11,991

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class 1 shares prospectuses.

8	International Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,232.10	$8.86

Class B	1,000.00	1,226.80	13.25

Class C	1,000.00	1,227.10	13.25

Class I	1,000.00	1,234.30	6.32

Class 1	1,000.00	1,234.60	6.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,016.90	$8.00

Class B	1,000.00	1,012.90	11.98

Class C	1,000.00	1,012.90	11.98

Class I	1,000.00	1,019.10	5.71

Class 1	1,000.00	1,019.20	5.66

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.40%, 2.40%, 1.14% and 1.13% for Class A, Class B, Class C, Class I and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Growth Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	3.5%	British American Tobacco PLC	1.6%

Nestle SA	3.2%	SAP AG	1.5%

Novo Nordisk A/S	2.9%	Daimler AG	1.4%

Roche Holdings AG	2.4%	Honda Motor Company, Ltd.	1.2%

Novartis AG	1.8%	Canon, Inc.	1.2%

Sector Composition[2,3]

Health Care	17%	Financials	8%

Consumer Discretionary	16%	Telecommunication Services	4%

Industrials	16%	Energy	3%

Consumer Staples	13%	Utilities	2%

Materials	9%	Short-Term Securities & Other	4%

Information Technology	8%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents not included in Top 10 Holdings and Top Five Countries.

2 As a percentage of net assets on 2-28-11.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Growth Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 93.99%		$242,526,085

(Cost $203,718,076)

Australia 4.02%		10,383,783

BHP Billiton, Ltd.	45,178	2,134,417

Cochlear, Ltd.	3,748	296,225

CSL, Ltd.	15,954	579,731

Fortescue Metals Group, Ltd. (I)	31,629	216,178

JB Hi-Fi, Ltd. (L)	7,072	141,478

Newcrest Mining, Ltd.	17,436	676,110

Rio Tinto, Ltd.	16,443	1,435,153

Sims Group, Ltd.	6,858	131,100

Telstra Corp., Ltd.	193,663	551,500

Wesfarmers, Ltd.	15,801	532,969

Westpac Banking Corp.	16,846	405,667

Woodside Petroleum, Ltd. (L)	22,686	988,407

Woolworths, Ltd.	83,638	2,294,848

Austria 0.27%		688,618

Andritz AG	2,881	243,497

Immofinanz AG (I)(L)	39,303	173,653

Immofinanz AG — Escrow Shares (I)(L)	49,581	0

Raiffeisen International Bank Holding AG	2,773	166,568

Voestalpine AG	2,267	104,900

Belgium 0.97%		2,509,541

Anheuser-Busch InBev NV	5,495	307,082

Bekaert SA	4,005	434,743

Belgacom SA	6,631	248,512

Colruyt SA	9,285	466,587

Delhaize Group SA	2,611	201,919

Mobistar SA	3,863	246,676

Telenet Group Holding NV (I)	5,111	229,204

Umicore	7,428	374,818

Bermuda 0.23%		582,458

Alliance Oil Company, Ltd., SADR (I)	6,651	119,596

Frontline, Ltd.	3,858	104,455

Golden Ocean Group, Ltd. (L)	63,400	81,773

Seadrill, Ltd.	7,262	276,634

12	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Canada 3.12%		$8,050,162

Bank of Montreal (L)	6,200	395,401

Barrick Gold Corp.	27,600	1,456,773

Canadian National Railway Company	22,600	1,652,983

Eldorado Gold Corp.	15,300	260,630

Enbridge, Inc.	4,600	274,849

Imperial Oil, Ltd.	3,900	203,079

Magna International, Inc.	10,700	526,988

Pacific Rubiales Energy Corp.	6,600	221,189

Potash Corp. of Saskatchewan, Inc.	2,400	147,871

Research In Motion, Ltd. (I)	12,700	838,562

Rogers Communications, Inc., Class B	10,100	356,575

Royal Bank of Canada	4,200	245,503

Saputo, Inc.	4,900	207,590

Shaw Communications, Inc., Class B	6,000	127,775

Shoppers Drug Mart Corp.	8,700	368,936

Silver Wheaton Corp. (I)	5,500	233,802

Teck Resources, Ltd., Class B	6,400	354,073

Valeant Pharmaceuticals International, Inc.	4,425	177,583

Cayman Islands 0.14%		366,540

Sands China, Ltd. (I)	90,000	214,789

Wynn Macau, Ltd.	56,000	151,751

Denmark 3.55%		9,153,370

A P Moller Maersk A/S, Series A	21	208,186

Carlsberg A/S	5,058	537,793

Danske Bank A/S (I)	15,321	359,365

Novo Nordisk A/S	58,767	7,399,479

Novozymes A/S, B Shares	4,639	648,547

Finland 1.11%		2,868,437

Kone Oyj (L)	11,134	607,369

Metra Oyj	5,174	397,636

Metso Oyj	9,734	503,013

Nokia AB Oyj	20,710	178,527

Nokian Renkaat Oyj	6,062	247,076

Stora Enso Oyj, Series R	25,531	288,149

UPM-Kymmene Oyj	32,518	646,667

France 6.38%		16,472,940

Air Liquide SA	2,323	300,664

Arkema	3,329	243,563

BNP Paribas	20,446	1,598,084

Bureau Veritas SA	4,684	361,493

Carrefour SA	5,212	255,888

Christian Dior SA	1,369	197,408

Cie de Saint-Gobain SA	3,778	225,792

Credit Agricole SA	12,073	212,183

Danone SA	9,579	600,374

Dassault Systemes SA	3,681	281,832

Essilor International SA	4,567	326,151

See notes to financial statements	Annual report | International Growth Fund	13

	Shares	Value
France (continued)

Eutelsat Communications	5,471	$218,245

Hermes International SA	3,669	798,818

L’Oreal SA	7,961	925,690

Legrand SA, ADR	8,608	361,040

LVMH Moet Hennessy Louis Vuitton SA	11,960	1,885,209

Neopost SA	2,001	189,795

Peugeot SA (I)	5,367	215,015

PPR	3,033	460,445

Publicis Groupe SA	3,402	194,076

Renault SA (I)	13,874	850,798

Rhodia SA	6,377	183,939

Safran SA	8,249	293,776

Sanofi-Aventis SA	19,065	1,316,087

Schneider Electric SA	5,011	828,820

SEB SA	1,638	161,071

Societe Generale	11,284	794,384

Total SA	19,529	1,198,206

Valeo SA (I)	4,387	273,178

Vallourec SA	1,832	189,647

Wendel	3,040	313,697

Zodiac SA	3,122	217,572

Germany 6.47%		16,703,916

Adidas AG	5,063	324,875

BASF SE	17,048	1,417,563

Bayerische Motoren Werke (BMW) AG	30,580	2,480,100

Beiersdorf AG	4,055	243,421

Daimler AG (I)	51,634	3,636,868

Deutsche Lufthansa AG (I)	13,692	279,888

Henkel AG & Company, KGaA	993	50,704

Infineon Technologies AG	57,022	623,710

K&S AG	3,272	252,567

Lanxess AG	11,207	834,051

Linde AG	1,491	227,632

MAN AG	7,053	895,523

Metro AG	2,605	190,542

Norddeutsche Affinerie AG (L)	1,710	91,002

SAP AG	62,792	3,788,493

Software AG	1,774	286,291

Stada Arzneimittel AG	7,447	297,930

Suedzucker AG	3,083	84,687

Symrise AG	6,284	164,940

Volkswagen AG	2,281	346,457

Wacker Chemie AG	1,012	186,672

Greece 0.38%		969,065

Alpha Bank A.E. (I)	14,196	94,653

EFG Eurobank Ergasias SA (I)	14,671	93,765

National Bank of Greece SA (I)	44,525	416,914

OPAP SA	17,418	363,733

14	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong 2.44%		$6,286,908

BOC Hong Kong Holdings, Ltd.	79,500	247,474

Cathay Pacific Airways, Ltd.	83,000	194,033

CLP Holdings, Ltd.	110,500	902,653

Esprit Holdings, Ltd.	83,663	411,863

Hang Seng Bank, Ltd.	31,700	507,214

Hong Kong & China Gas Company, Ltd.	299,550	675,027

Hong Kong Electric Holdings, Ltd.	85,500	559,002

Hong Kong Exchanges & Clearing, Ltd.	37,400	813,369

Hutchison Whampoa, Ltd.	74,000	875,629

Jardine Matheson Holdings, Ltd.	6,000	277,078

SJM Holdings, Ltd.	142,000	210,503

Sun Hung Kai Properties, Ltd.	8,000	129,261

Swire Pacific, Ltd., Class A	34,500	483,802

Ireland 1.01%		2,612,006

CRH PLC	24,280	561,534

Experian PLC	42,058	533,225

Shire PLC	53,588	1,517,247

Israel 0.07%		192,700

Israel Chemicals, Ltd.	11,591	192,700

Italy 0.16%		419,063

Assicurazioni Generali SpA	5,014	113,464

Fiat SpA	14,478	134,606

Mediobanca SpA	16,159	170,993

Japan 19.35%		49,920,127

AEON Company, Ltd. (L)	17,800	224,635

Asahi Glass Company, Ltd.	18,000	251,404

Astellas Pharma, Inc.	12,700	498,759

Canon, Inc.	61,500	2,974,422

Central Japan Railway Company, Ltd.	43	385,039

Chugai Pharmaceutical Company, Ltd.	18,300	352,061

Daihatsu Motor Company, Ltd.	12,000	189,573

Daiichi Sankyo Company, Ltd.	11,100	238,216

Dainippon Ink & Chemicals, Inc.	44,000	117,060

Daito Trust Construction Company, Ltd.	13,000	1,065,405

Dena Company, Ltd.	11,900	459,428

Denso Corp.	4,300	161,154

Eisai Company, Ltd. (L)	13,000	486,359

FamilyMart Company, Ltd.	3,800	143,835

Fanuc, Ltd.	15,900	2,474,939

Fast Retailing Company, Ltd.	4,600	721,937

Fuji Heavy Industries, Ltd.	44,000	379,169

Fujitsu, Ltd.	24,000	162,414

Gree, Inc.	8,500	138,693

Hirose Electric Company, Ltd.	2,700	309,565

Hisamitsu Pharmaceutical Company, Inc.	10,900	440,293

Hitachi, Ltd.	324,000	1,966,978

Honda Motor Company, Ltd.	68,300	2,977,961

See notes to financial statements	Annual report | International Growth Fund	15

	Shares	Value
Japan (continued)

Hoya Corp.	32,900	$787,410

Idemitsu Kosan Company, Ltd.	1,300	153,867

Inpex Corp.	130	914,148

Ishikawajima-Harima Heavy Industries Company, Ltd.	55,000	144,422

Isuzu Motors, Ltd.	118,000	531,727

Itochu Corp.	30,300	314,720

Japan Tobacco, Inc.	88	365,981

JX Holdings, Inc.	89,400	628,655

Kao Corp.	46,000	1,240,338

Kawasaki Kisen Kaisha, Ltd.	55,000	240,260

KDDI Corp.	64	415,458

Keyence Corp.	4,100	1,118,276

Kintetsu Corp. (L)	51,000	161,217

Kobe Steel Company, Ltd.	88,000	240,990

Komatsu, Ltd.	39,700	1,216,152

Kurita Water Industries, Ltd.	5,300	150,549

Lawson, Inc.	6,100	300,519

Marubeni Corp.	13,000	99,749

Mazda Motor Corp.	62,000	159,890

Mitsubishi Chemical Holdings Corp.	114,000	834,906

Mitsubishi Electric Corp.	52,000	616,517

Mitsubishi Estate Company, Ltd.	11,000	225,210

Mitsui O.S.K. Lines, Ltd.	61,000	405,023

Murata Manufacturing Company, Ltd.	10,100	753,598

Nabtesco Corp.	6,900	164,069

NHK Spring Company, Ltd.	19,000	222,831

Nidec Corp. (L)	3,500	326,116

Nintendo Company, Ltd.	3,800	1,115,822

Nippon Yusen Kabushiki Kaisha	77,000	339,897

Nissan Motor Company, Ltd.	91,100	934,311

Nitori Company, Ltd.	5,800	513,593

Nitto Denko Corp.	10,300	622,607

Nomura Research Institute, Ltd.	8,300	194,775

NSK, Ltd.	22,000	210,274

NTT Data Corp.	37	131,909

NTT DoCoMo, Inc.	554	1,041,107

Odakyu Electric Railway Company, Ltd.	42,000	391,320

Olympus Corp.	6,400	187,646

Omron Corp.	9,600	267,097

Ono Pharmaceutical Company, Ltd.	2,200	115,106

Oriental Land Company, Ltd.	4,300	430,420

ORIX Corp.	880	98,864

Rakuten, Inc.	259	230,516

Resona Holdings, Inc.	12,700	69,370

Ricoh Company, Ltd.	29,000	383,783

Sankyo Company, Ltd.	2,600	147,472

Santen Pharmaceutical Company, Ltd.	6,500	254,167

Sawai Pharmaceutical Company, Ltd.	2,500	234,487

16	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

Secom Company, Ltd.	13,200	$665,968

SEGA SAMMMY HOLDINGS, Inc.	10,900	248,531

Shimamura Company, Ltd.	1,900	183,781

Shin-Etsu Chemical Company, Ltd.	11,700	674,187

Shionogi & Company, Ltd.	12,600	239,231

Shiseido Company, Ltd.	18,000	366,681

SMC Corp.	3,400	582,109

Softbank Corp.	43,000	1,769,838

Stanley Electric Company, Ltd.	12,400	228,202

Sumitomo Corp.	34,700	514,959

Sumitomo Heavy Industries, Ltd.	22,000	154,792

Sysmex Corp.	3,200	207,685

Takeda Pharmaceutical Company, Ltd.	42,100	2,094,884

Teijin, Ltd.	39,000	188,981

Terumo Corp.	15,500	850,177

The Sumitomo Trust & Banking Company, Ltd.	24,000	152,811

THK Company, Ltd.	6,700	177,302

Toshiba Corp.	47,000	308,254

Toyota Tsusho Corp.	12,100	229,943

Trend Micro, Inc.	7,300	226,946

Tsumura & Company, Ltd.	6,200	201,229

Unicharm Corp.	19,300	747,354

Yahoo! Japan Corp.	1,116	420,576

Yamada Denki Company, Ltd.	4,520	345,078

Yamato Kogyo Company, Ltd.	4,200	138,556

Zeon Corp.	23,000	235,632

Luxembourg 0.33%		838,442

Millicom International Cellular SA	5,161	452,530

Oriflame Cosmetics SA	3,026	177,308

SES SA	8,103	208,604

Netherlands 2.06%		5,311,352

Aegon NV (I)	30,018	230,895

ASML Holding NV	7,445	322,969

Fugro NV	4,794	403,734

Heineken NV	7,027	362,385

Koninklijke (Royal) KPN NV	61,895	1,002,245

Koninklijke Philips Electronics NV	10,932	356,796

Koninklijke Vopak NV	4,877	236,059

Reed Elsevier NV	36,234	478,404

Unilever NV (L)	63,545	1,917,865

Norway 0.48%		1,242,818

Norsk Hydro ASA	20,011	165,098

Statoil ASA	5,134	135,302

Telenor ASA	6,900	114,681

TGS Nopec Geophysical Company ASA	10,055	260,178

Yara International ASA	10,709	567,559

See notes to financial statements	Annual report | International Growth Fund	17

	Shares	Value
Singapore 3.32%		$8,570,613

CapitaCommercial Trust	157,000	170,722

Cosco Corp. Singapore, Ltd.	161,000	249,975

Ezra Holdings, Ltd.	103,000	126,888

Fraser and Neave, Ltd.	55,000	243,138

Genting Singapore PLC (I)	388,000	585,943

Golden Agri-Resources, Ltd.	773,000	398,328

Hyflux, Ltd.	82,500	126,377

Keppel Corp., Ltd.	94,000	836,408

Midas Holdings, Ltd.	131,000	76,617

Neptune Orient Lines, Ltd. (I)	142,000	229,386

Olam International, Ltd.	62,000	136,327

Oversea-Chinese Banking Corp., Ltd.	67,000	486,669

SembCorp Industries, Ltd.	65,000	243,626

SembCorp Marine, Ltd.	148,000	623,357

Singapore Airport Terminal Services, Ltd.	76,000	152,471

Singapore Exchange, Ltd.	79,000	491,113

Singapore Post, Ltd.	183,000	163,982

Singapore Press Holdings, Ltd.	207,000	631,793

Singapore Technologies Engineering, Ltd.	218,000	547,701

Singapore Telecommunications, Ltd.	497,000	1,164,172

SMRT Corp., Ltd.	89,000	137,182

StarHub, Ltd.	51,000	105,378

United Overseas Bank, Ltd.	14,000	199,162

Wilmar International, Ltd.	57,000	229,130

Yangzijiang Shipbuilding Holdings, Ltd.	152,000	214,768

Spain 0.57%		1,469,686

Inditex SA	14,339	1,037,683

Red Electrica De Espana	2,381	128,070

Telefonica SA	11,950	303,933

Sweden 6.29%		16,221,955

Alfa Laval AB	24,884	508,731

Assa Abloy AB, Series B	24,111	674,791

Atlas Copco AB, Series A	61,884	1,554,038

Atlas Copco AB, Series B	46,356	1,052,711

Boliden AB	16,459	350,329

Elekta AB, Series B	12,312	469,552

Getinge AB, Series B	4,236	103,447

Hennes & Mauritz AB, B Shares	77,493	2,528,839

Hexagon AB	15,807	349,039

Investor AB, B Shares	19,871	457,314

Kinnevik Investment AB	8,028	180,139

Lundin Petroleum AB (I)	11,701	145,737

Modern Times Group AB, B Shares	5,121	342,981

Sandvik AB	36,739	704,364

Scania AB, Series B	42,176	939,780

Skandinaviska Enskilda Banken AB, Series A	54,899	499,556

SKF AB, B Shares	42,897	1,196,824

Swedbank AB, Class A (I)	51,380	905,138

18	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Sweden (continued)

Swedish Match AB	19,019	$600,482

Tele2 AB, Series B	19,071	434,421

Telefonaktiebolaget LM Ericsson, B Shares	49,301	633,529

Volvo AB, Series B (I)	91,927	1,590,213

Switzerland 9.61%		24,803,492

Compagnie Financiere Richemont SA, BR Shares	29,363	1,683,563

Geberit AG	2,422	522,621

Kuehne & Nagel International AG	2,062	277,124

Nestle SA	145,403	8,230,551

Nobel Biocare Holding AG	7,730	148,656

Novartis AG	80,368	4,513,408

Roche Holdings AG	41,303	6,227,545

Schindler Holding AG	3,094	348,551

SGS SA	386	671,468

Sonova Holding AG	3,687	490,297

Swisscom AG	674	297,785

Synthes AG	4,504	617,996

The Swatch Group AG, BR Shares	802	341,919

UBS AG (Swiss Exchange) (I)	21,740	432,008

United Kingdom 21.66%		55,888,093

Admiral Group PLC	27,988	768,311

Aggreko PLC	38,577	907,294

AMEC PLC (I)	15,001	283,803

Antofagasta PLC	14,862	339,722

ARM Holdings PLC	100,196	1,008,582

Asos PLC (I)	10,289	315,083

Associated British Foods PLC (I)	15,547	244,229

AstraZeneca PLC	41,610	2,028,888

Babcock International Group PLC	17,470	159,304

BAE Systems PLC	35,239	188,651

Balfour Beatty PLC	29,784	169,405

Barclays PLC	111,473	578,843

BG Group PLC	58,791	1,434,321

BHP Billiton PLC	16,541	655,332

British American Tobacco PLC	101,989	4,081,476

British Sky Broadcasting Group PLC	91,419	1,169,503

BT Group PLC	342,045	1,019,575

Bunzl PLC	23,132	285,726

Burberry Group PLC	69,734	1,358,964

Cairn Energy PLC (I)	22,013	153,257

Capita Group PLC	40,873	482,012

Carnival PLC	1,121	50,179

Centrica PLC	187,362	1,037,143

Chemring Group PLC (I)	3,054	162,949

Cobham PLC	85,258	312,507

Compass Group PLC (I)	79,536	715,510

Croda International PLC	17,255	444,249

Diageo PLC	141,782	2,772,045

See notes to financial statements	Annual report | International Growth Fund	19

	Shares	Value
United Kingdom (continued)

Drax Group PLC	13,172	$84,526

Eurasian Natural Resources Corp.	15,303	239,821

Fresnillo PLC	12,854	334,490

GKN PLC	61,175	208,696

GlaxoSmithKline PLC	473,482	9,101,929

ICAP PLC	40,766	345,050

IG Group Holdings PLC	42,806	311,934

IMI PLC	23,154	334,497

Informa PLC	42,872	302,842

Inmarsat PLC	27,790	302,950

Intercontinental Hotels Group PLC	22,850	508,037

International Power PLC	29,310	159,269

Intertek Group PLC	19,376	568,159

Investec PLC	13,087	100,573

ITV PLC (I)	166,557	236,661

Legal & General Group PLC	195,590	377,631

Lloyds Banking Group PLC (I)	1,617,088	1,631,907

Man Group PLC	94,837	442,790

Marks & Spencer Group PLC	52,305	294,487

National Grid PLC	23,205	215,827

Next PLC	14,547	467,905

Petrofac, Ltd.	18,340	415,244

Petropavlovsk PLC	9,294	164,216

Randgold Resources, Ltd. (I)	2,713	219,643

Reckitt Benckiser Group PLC	42,844	2,208,046

Reed Elsevier PLC	71,603	639,377

Rio Tinto PLC	30,830	2,174,669

Rolls-Royce Group PLC (I)	47,868	480,099

Sage Group PLC	51,391	237,453

Scottish & Southern Energy PLC	6,039	121,620

Serco Group PLC	24,578	217,525

Severn Trent PLC	17,804	430,835

Smith & Nephew PLC	62,908	728,529

Smiths Group PLC	29,038	632,535

Spectris PLC	8,906	201,959

Standard Chartered PLC	90,504	2,392,943

Tesco PLC	32,136	211,352

The Weir Group PLC	23,492	654,284

Tullett Prebon PLC	14,637	96,873

Unilever PLC	14,297	424,230

Vodafone Group PLC	484,878	1,375,845

Wolseley PLC (I)	13,535	470,997

WPP PLC	41,686	573,475

Xstrata PLC	49,048	1,119,500

20	International Growth Fund | Annual report	See notes to financial statements

		Shares	Value
Preferred Securities 0.93%			$2,397,754

(Cost $1,639,369)

Germany 0.93%			2,397,754

Porsche Automobil Holding SE		3,814	302,131

ProSiebenSat.1 Media AG		10,663	344,920

Volkswagen AG		10,324	1,750,703

		Shares	Value

Rights 0.00%			$0

(Cost $0)

Austria 0.00%			0

Immofinanz AG (Expiration Date: 3-2-11, Strike Price: EUR 4.12) (I)(L)		39,303	0

		Shares	Value

Warrants 0.00%			$3,230

(Cost $5,399)

Canada 0.00%			3,230

Kinross Gold Corp. (Expiration Date: 9-17-14, Strike Price: $21.30) (I)		1,133	3,230

		Shares	Value

Securities Lending Collateral 1.19%			$3,069,679

(Cost $3,069,468)
John Hancock Collateral Investment Trust (W)	0.2855% (Y)	306,741	3,069,679

		Shares	Value

Short-Term Investments 4.16%			$10,748,557

(Cost $10,748,557)

Short-Term Securities 4.16%			10,748,557

State Street Institutional Treasury Money Market Fund	0.0453% (Y)	10,748,557	10,748,557

Total investments (Cost $219,180,869)† 100.27%			$258,745,305

Other assets and liabilities, net (0.27%)			($707,785)

Total net assets 100.00%			$258,037,520

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | International Growth Fund	21

Notes to Schedule of Investments

Currency abbreviation

EUR Euro

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investments of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $220,040,489. Net unrealized appreciation aggregated $38,704,816, of which $41,315,160 related to appreciated investment securities and $2,610,344 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 2-28-11:

Health Care	17%
Consumer Discretionary	16%
Industrials	16%
Consumer Staples	13%
Materials	9%
Information Technology	8%
Financials	8%
Telecommunication Services	4%
Energy	3%
Utilities	2%
Short-Term Securities & Other	4%

22	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $216,111,401) including
$2,934,685 of securities loaned (Note 2)	$255,675,626
Investments in affiliated issuers, at value (Cost $3,069,468) (Note 2)	3,069,679

Total investments, at value (Cost $219,180,869)	258,745,305
Foreign currency, at value (Cost $249,551)	251,893
Cash held at broker for futures contracts	1,278,640
Receivable for forward foreign currency exchange contracts (Note 3)	371,523
Receivable for fund shares sold	699,821
Dividends and interest receivable	730,029
Receivable for securities lending income	2,258
Receivable for futures variation margin	52,263
Other receivables and prepaid expenses	14,168

Total assets	262,145,900

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	677,897
Payable for fund shares repurchased	167,672
Payable upon return of securities loaned (Note 2)	3,072,429
Payable to affiliates
Accounting and legal services fees	3,351
Transfer agent fees	29,737
Trustees’ fees	1,826
Due to adviser	6,831
Other liabilities and accrued expenses	148,637

Total liabilities	4,108,380

Net assets

Capital paid-in	$221,707,048
Accumulated distributions in excess of net investment income	(470,256)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(2,639,521)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	39,440,249

Net assets	$258,037,520

See notes to financial statements	Annual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($44,727,389 ÷ 2,131,369 shares)	$20.99
Class B ($792,690 ÷ 37,876 shares)[1]	$20.93
Class C ($1,119,316 ÷ 53,541 shares)[1]	$20.91
Class I ($203,642,618 ÷ 9,678,402 shares)	$21.04
Class 1 ($7,755,507 ÷ 368,920 shares)	$21.02

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.09

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,159,835
Securities lending	115,060
Interest	7,030
Less foreign taxes withheld	(393,205)

Total investment income	4,888,720

Expenses

Investment management fees (Note 5)	1,892,983
Distribution and service fees (Note 5)	111,562
Accounting and legal services fees (Note 5)	24,325
Transfer agent fees (Note 5)	136,113
Trustees’ fees (Note 5)	13,996
State registration fees (Note 5)	42,537
Printing and postage (Note 5)	9,544
Professional fees	64,185
Custodian fees	224,873
Registration and filing fees	29,912
Other	9,520

Total expenses	2,559,550
Less expense reductions (Note 5)	(21,255)

Net expenses	2,538,295

Net investment income	2,350,425

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,188,523
Investments in affiliated issuers	(3,237)
Futures contracts (Note 3)	1,370,588
Foreign currency transactions	(262,726)
8,293,148
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	33,642,964
Investments in affiliated issuers	1
Futures contracts (Note 3)	147,964
Translation of assets and liabilities in foreign currencies	(342,565)
33,448,364

Net realized and unrealized gain	41,741,512

Increase in net assets from operations	$44,091,937

See notes to financial statements	Annual report | International Growth Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$2,350,425	$935,458
Net realized gain (loss)	8,293,148	(3,844,492)
Change in net unrealized appreciation (depreciation)	33,448,364	25,186,082

Increase in net assets resulting from operations	44,091,937	22,277,048

Distributions to shareholders
From net investment income
Class A	(211,992)	(118,341)
Class I	(1,859,699)	(1,187,527)
Class 1	(65,793)	(48,594)
Class NAV[1]	(47,095)	(45,290)

Total distributions	(2,184,579)	(1,399,752)

From Fund share transactions (Note 6)	49,129,284	103,903,777

Total increase	91,036,642	124,781,073

Net assets

Beginning of year	167,000,878	42,219,805

End of year	$258,037,520	$167,000,878

Accumulated distributions in excess of net investment income	($470,256)	($423,376)

1 Class NAV shares were terminated on 12-22-10.

26	International Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.36	$12.46	$22.86	$23.94	$20.00
Net investment income (loss)[2]	0.13	0.14	0.31	0.26	(0.01)
Net realized and unrealized gain (loss) on investments	3.61	4.86	(10.31)	0.53	4.44
Total from investment operations	3.74	5.00	(10.00)	0.79	4.43
Less distributions
From net investment income	(0.11)	(0.10)	(0.40)	(0.18)	(0.09)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	(0.11)	(0.10)	(0.40)	(1.87)	(0.49)
Net asset value, end of year	$20.99	$17.36	$12.46	$22.86	$23.94
Total return (%)[3]	21.58	40.07	(44.00)	2.85	22.18[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$45	$23	$13	$26	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.68[5]	1.94	2.21	2.28[6]
Expenses net of fee waivers	1.60	1.64[5]	1.62	1.56	1.66[6]
Expenses net of fee waivers and credits	1.60	1.63[5]	1.62	1.56	1.66[6]
Net investment income (loss)	0.69	0.86	1.59	1.02	(0.06)[6]
Portfolio turnover (%)	48	37	59	97	41

1 The inception date for Class A shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

See notes to financial statements	Annual report | International Growth Fund	27

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.36	$12.48	$22.81	$23.91	$20.00
Net investment income (loss)[2]	0.01	0.05	0.15	(0.01)	(0.16)
Net realized and unrealized gain (loss) on investments	3.56	4.83	(10.25)	0.60	4.48
Total from investment operations	3.57	4.88	(10.10)	0.59	4.32
Less distributions
From net investment income	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of year	$20.93	$17.36	$12.48	$22.81	$23.91
Total return (%)[3]	20.56	39.10	(44.43)	2.03	21.64[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.24	4.83[5]	4.68	4.62	10.94[6]
Expenses net of fee waivers	2.40	2.44[5]	2.65	2.41	2.39[6]
Expenses net of fee waivers and credits	2.40	2.40[5]	2.40	2.40	2.39[6]
Net investment income (loss)	0.04	0.29	0.80	(0.03)	(0.94)[6]
Portfolio turnover (%)	48	37	59	97	41

1 The inception date for Class B shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.34	$12.47	$22.79	$23.90	$20.00
Net investment income (loss)[2]	0.01	(0.01)	0.20	0.05	(0.16)
Net realized and unrealized gain (loss) on investments	3.56	4.88	(10.29)	0.53	4.47
Total from investment operations	3.57	4.87	(10.09)	0.58	4.31
Less distributions
From net investment income	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of year	$20.91	$17.34	$12.47	$22.79	$23.90
Total return (%)[3]	20.59	39.05	(44.43)	1.99	21.59[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.45	3.95[5]	3.81	3.73	6.71[6]
Expenses net of fee waivers	2.40	2.41[5]	2.42	2.40	2.39[6]
Expenses net of fee waivers and credits	2.40	2.40[5]	2.40	2.40	2.39[6]
Net investment income (loss)	0.03	(0.06)	1.03	0.21	(0.98)[6]
Portfolio turnover (%)	48	37	59	97	41

1 The inception date for Class C shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

28	International Growth Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.40	$12.48	$22.90	$23.97	$20.00
Net investment income[2]	0.23	0.14	0.18	0.36	0.07
Net realized and unrealized gain (loss) on investments	3.60	4.95	(10.12)	0.54	4.45
Total from investment operations	3.83	5.09	(9.94)	0.90	4.52
Less distributions
From net investment income	(0.19)	(0.17)	(0.48)	(0.28)	(0.15)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	(0.19)	(0.17)	(0.48)	(1.97)	(0.55)
Net asset value, end of year	$21.04	$17.40	$12.48	$22.90	$23.97
Total return (%)[3]	22.08	40.76	(43.74)	3.27	22.60[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$204	$134	$23	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.23[6]	1.67	5.07	17.20[7]
Expenses net of fee waivers	1.14	1.21[6]	1.20	1.20	1.19[7]
Expenses net of fee waivers and credits	1.14	1.21[6]	1.20	1.20	1.19[7]
Net investment income	1.21	0.84	1.16	1.43	0.42[7]
Portfolio turnover (%)	48	37	59	97	41

1 The inception date for Class I shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.
7 Annualized.

CLASS 1 SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$17.38	$12.47	$22.89	$23.97	$20.00
Net investment income[2]	0.23	0.20	0.36	0.29	0.07
Net realized and unrealized gain (loss) on investments	3.60	4.89	(10.29)	0.61	4.45
Total from investment operations	3.83	5.09	(9.93)	0.90	4.52
Less distributions
From net investment income	(0.19)	(0.18)	(0.49)	(0.29)	(0.15)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	(0.19)	(0.18)	(0.49)	(1.98)	(0.55)
Net asset value, end of year	$21.02	$17.38	$12.47	$22.89	$23.97
Total return (%)[3]	22.11	40.73	(43.72)	3.28	22.63[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$5	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.24[5]	1.51	1.83	2.00[6]
Expenses net of fee waivers	1.13	1.19[5]	1.15	1.15	1.15[6]
Expenses net of all fee waivers and credits	1.13	1.19[5]	1.15	1.15	1.15[6]
Net investment income	1.21	1.23	1.94	1.14	0.41[6]
Portfolio turnover (%)	48	37	59	97	41

1 The inception date for Class 1 shares is 6-12-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
6 Annualized.

See notes to financial statements	Annual report | International Growth Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class NAV shares were terminated on December 22, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

30	International Growth Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks

Australia	$10,383,783	—	$10,383,783	—
Austria	688,618	—	688,618	—
Belgium	2,509,541	—	2,509,541	—
Bermuda	582,458	—	582,458	—
Canada	8,050,162	$8,050,162	—	—
Cayman Islands	366,540	—	366,540	—
Denmark	9,153,370	—	9,153,370	—
Finland	2,868,437	—	2,868,437	—
France	16,472,940	—	16,472,940	—
Germany	16,703,916	—	16,703,916	—
Greece	969,065	—	969,065	—
Hong Kong	6,286,908	—	6,286,908	—
Ireland	2,612,006	—	2,612,006	—
Israel	192,700	—	192,700	—
Italy	419,063	—	419,063	—
Japan	49,920,127	—	49,920,127	—
Luxembourg	838,442	—	838,442	—
Netherlands	5,311,352	—	5,311,352	—
Norway	1,242,818	—	1,242,818	—
Singapore	8,570,613	—	8,570,613	—
Spain	1,469,686	—	1,469,686	—
Sweden	16,221,955	—	16,221,955	—
Switzerland	24,803,492	—	24,803,492	—
United Kingdom	55,888,093	—	55,888,093	—
Preferred Securities
Germany	2,397,754	—	2,397,754	—
Warrants
Canada	3,230	3,230	—	—
Securities Lending
Collateral	3,069,679	3,069,679	—	—
Short-Term Investments	10,748,557	10,748,557	—	—

Total Investments in
Securities	$258,745,305	$21,871,628	$236,873,677	—
Other Financial
Instruments
Futures	$162,636	$162,636	—	—
Forward Foreign
Currency Contracts	($306,374)	—	($306,374)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange

Annual report | International Growth Fund	31

rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments, and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

32	International Growth Fund | Annual report

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired, and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses of the Trust that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,852,776 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2018 — $1,852,776. Net currency losses of $613,644, that are a result of security transactions occurring after October 31, 2010, are treated as occurring on March 1, 2011, the first day of the Fund’s next taxable year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Annual report | International Growth Fund	33

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2011 and February 28, 2010 was as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	$2,184,579	$1,399,752

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale deferrals and derivative transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended February 28, 2011, the Fund used futures contracts to gain market exposure, maintain diversification and liquidity and adjust exposure to foreign currencies. The following table summarizes the contracts held at February 28, 2011. During the year ended February 28, 2011, the Fund held futures contracts with notional absolute values ranging from $12.3 million to $20.7 million as measured at each quarter end.

34	International Growth Fund | Annual report

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

DAX Index Futures	23	Long	Mar 2011	$5,772,900	$159,237
FTSE 100 Index	67	Long	Mar 2011	6,506,245	131,858
Futures
SGX MSCI Singapore	8	Long	Mar 2011	444,850	(2,176)
Index Futures
ASX SPI 200 Index	42	Short	Mar 2011	(5,159,269)	(50,867)
Futures
FTSE MIB Index	2	Short	Mar 2011	(310,185)	(24,818)
Futures
S&P TSE 60 Index	5	Short	Mar 2011	(836,395)	(50,598)
Futures
Total					$162,636

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended February 28, 2011, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates.

The following table summarizes the contracts held at February 28, 2011. During the year ended February 28, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $24.2 million to $50.8 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	149,033	$148,167	Brown Brothers	4-20-11	$2,652
			Harriman & Company
AUD	724,675	719,928	JPMorgan Chase Bank	4-20-11	13,434
EUR	540,433	727,435	Bank of America N.A.	4-20-11	17,880
EUR	945,132	1,268,892	Deutsche Bank AG	4-20-11	34,546
EUR	664,614	894,239	Royal Bank of Scotland PLC	4-20-11	22,334
GBP	881,417	1,412,402	Bank of America N.A.	4-20-11	19,846
GBP	474,203	758,654	Barclays Bank PLC	4-20-11	11,897
GBP	1,146,471	1,834,870	Brown Brothers	4-20-11	28,075
			Harriman & Company
GBP	1,553,874	2,484,733	JPMorgan Chase Bank	4-20-11	40,217
GBP	1,211,533	1,935,718	Morgan Stanley Capital	4-20-11	32,948
			Services, Inc.

Annual report | International Growth Fund	35

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
HKD	8,392,911	$1,077,672	Barclays Bank PLC	4-20-11	$519
HKD	11,190,548	1,436,527	Brown Brothers	4-20-11	1,060
			Harriman & Company
HKD	4,697,105	603,879	Mellon Bank NA	4-20-11	(468)
HKD	8,392,911	1,077,501	Morgan Stanley Capital	4-20-11	690
			Services, Inc.
HKD	16,785,822	2,154,625	State Street Bank &	4-20-11	1,757
			Trust Company

JPY	322,142,600	3,862,598	Deutsche Bank AG	4-20-11	76,659
JPY	73,531,690	882,633	JPMorgan Chase Bank	4-20-11	16,535
NOK	2,404,324	416,882	Brown Brothers	4-20-11	11,351
			Harriman & Company
SGD	1,845,284	1,439,626	Bank of America N.A.	4-20-11	11,727
SGD	922,641	719,745	Barclays Bank PLC	4-20-11	5,931
SGD	766,929	601,631	Brown Brothers	4-20-11	1,574
			Harriman & Company
SGD	751,694	586,273	Mellon Bank NA	4-20-11	4,949
SGD	751,694	586,419	Morgan Stanley Capital	4-20-11	4,804
			Services, Inc.
SGD	751,694	586,178	Royal Bank of Scotland PLC	4-20-11	5,045
SGD	751,694	586,130	State Street Bank &	4-20-11	5,093
			Trust Company

Total		$28,803,357			$371,055

Sells
CAD	4,246,070	$4,289,462	Bank of America N.A.	4-20-11	($76,384)
CAD	2,102,590	2,124,215	Royal Bank of Scotland PLC	4-20-11	(37,687)
CHF	1,870,933	1,927,843	Barclays Bank PLC	4-20-11	(86,757)
CHF	1,093,905	1,127,063	Brown Brothers	4-20-11	(50,842)
			Harriman & Company
CHF	1,717,392	1,771,166	Royal Bank of Scotland PLC	4-20-11	(78,102)
CHF	2,693,080	2,776,114	State Street Bank &	4-20-11	(123,765)
			Trust Company

NOK	2,125,898	362,732	Barclays Bank PLC	4-20-11	(15,910)
NOK	4,812,506	821,093	Brown Brothers	4-20-11	(36,059)
			Harriman & Company
NOK	2,125,898	362,311	Royal Bank of Scotland PLC	4-20-11	(16,331)
SEK	7,155,724	1,097,992	Barclays Bank PLC	4-20-11	(29,141)
SEK	9,540,966	1,463,877	Brown Brothers	4-20-11	(38,966)
			Harriman & Company
SEK	6,411,075	982,297	Deutsche Bank AG	4-20-11	(27,543)
SEK	7,181,998	1,100,200	JPMorgan Chase Bank	4-20-11	(31,071)
SEK	7,155,724	1,098,262	Mellon Bank NA	4-20-11	(28,871)
Total		$21,304,627			($677,429)

36	International Growth Fund | Annual report

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures varia-	Futures†	$291,095	($128,459)
	tion margin; net unrealized
	appreciation (depreciation)
	on investments
Foreign exchange	Receivable/Payable for	Forward foreign	371,523	(677,897)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$662,618	($806,356)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized gain	$1,370,588	—	$1,370,588
Foreign exchange	Net realized gain
contracts	(loss)	—	($275,418)	(275,418)
Total		$1,370,588	($275,418)	$1,095,170

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2011:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
		FUTURES	IN FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Change in unrealized appreciation	$147,964	—	$147,964
	(depreciation)
Foreign exchange	Change in unrealized appreciation	—	($364,800)	(364,800)
contracts	(depreciation)
Total		$147,964	($364,800)	($216,836)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Annual report | International Growth Fund	37

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.91% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.70%, 2.40%, 2.40%, 1.24% and 1.20% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.70%, 2.40%, 2.40%, 1.22%, 1.20% and 1.15% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Accordingly, these expense reductions amounted to $11,045 and $10,210 for Class B and Class C shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual

38	International Growth Fund | Annual report

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,406 for the year ended February 28, 2011. Of this amount, $2,556 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,086 was paid as sales commissions to broker-dealers and $764 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $1,165 and $64 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Annual report | International Growth Fund	39

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$92,883	$53,409	$10,509	$2,741
Class B	5,990	2,055	10,708	195
Class C	9,707	2,302	10,689	314
Class I	—	78,347	10,631	6,434
Class 1	2,982	—	—	(140)
Total	$111,562	$136,113	$42,537	$9,544

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2011 and 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,001,925	$18,930,095	368,180	$6,341,223
Exchanged from Class R1	—	—	7,263	121,989
Distributions reinvested	10,486	210,444	6,431	116,714
Repurchased	(182,969)	(3,423,082)	(105,391)	(1,656,573)

Net increase	829,442	$15,717,457	276,483	$4,923,353

Class B shares

Sold	18,488	$350,796	11,882	$200,465
Repurchased	(13,173)	(234,105)	(20,091)	(318,226)

Net increase (decrease)	5,315	$116,691	(8,209)	($117,761)

Class C shares

Sold	14,797	$278,217	43,030	$684,156
Repurchased	(12,304)	(222,459)	(40,666)	(591,385)

Net increase	2,493	$55,758	2,364	$92,771

Class I shares

Sold	3,607,016	$67,388,025	6,511,940	$108,774,330
Distributions reinvested	919	18,465	499	9,073
Repurchased	(1,611,195)	(30,758,599)	(638,236)	(10,431,836)

Net increase	1,996,740	$36,647,891	5,874,203	$98,351,567

Class R1 shares

Sold	—	—	1,969	$26,066
Exchanged for Class A	—	—	(7,270)	(121,989)
Repurchased	—	—	(897)	(12,532)

Net decrease	—	—	(6,198)	($108,455)

40	International Growth Fund | Annual report

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	191,560	$3,635,364	155,089	$2,534,636
Distributions reinvested	3,275	65,793	2,674	48,594
Repurchased	(102,225)	(1,936,307)	(84,600)	(1,398,184)

Net increase	92,610	$1,764,850	73,163	$1,185,046

Class NAV shares[1]

Sold	25,913	$465,996	194,492	$2,950,895
Distributions reinvested	2,350	47,095	2,499	45,290
Repurchased	(288,620)	(5,686,454)	(191,058)	(3,418,929)

Net increase (decrease)	(260,357)	($5,173,363)	5,933	($422,744)

Net increase	2,666,243	$49,129,284	6,217,739	$103,903,777

[1] Class NAV shares were terminated on 12-22-10.

Affiliates of the Fund owned 39% of shares of beneficial interest of Class A on February 28, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $140,485,265 and $94,075,467, respectively, for the year ended February 28, 2011.

Annual report | International Growth Fund	41

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds III and Shareholders of  John Hancock International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

42	International Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 28, 2011.

Income derived from foreign sources was $2,812,259. The Fund intends to pass through foreign tax credits of $227,679 for the fiscal year ended February 28, 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

Annual report | International Growth Fund	43

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

44	International Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

Annual report | International Growth Fund	45

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

46	International Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | International Growth Fund	47

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

48	International Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	8700A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock

MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Annual Report
2.28.11

Management’s discussion of

Portfolio performance

By John Hancock Asset Management1

During the 12-month period ended February 28, 2011, international developed markets posted strong results, with the MSCI EAFE Index returning 20.54%. In Europe, Germany’s strong recovery helped propel its markets to a 32.18% gain. Japan lagged the overall MSCI EAFE Index, with a 17.45% return, weighed down by the impact of a stronger yen.

Emerging markets had a return of 21.23% for the 12-month period — roughly in line with developed international markets. Over the 12-month period, the euro advanced about 1% against the U.S. dollar, adding a small tailwind to the returns of U.S. investors, as their euro-based proceeds would translate into more dollars.

Portfolio performance

For the 12 months ended February 28, 2011, John Hancock International Allocation Portfolio’s Class A shares posted a total return of 22.43% at net asset value, versus 20.54% for the benchmark MSCI EAFE Index and 20.63% for the average foreign large blend fund, according to Morningstar, Inc.

Both asset allocation and performance by underlying managers added to relative results during the period. Allocations to the international small-cap sector helped performance, while weightings to emerging markets partially offset that with modest underperformance. Among managers, International Opportunities Fund (Marsico) had strong relative performance, helped by stock selection in consumer discretionary, materials and industrials sectors. International Value Fund (Franklin) had success with strong stock selection in financials and health care.

During the period, we established a new position in the International Growth Stock Fund (Invesco). This move was made to further diversify our exposures within the growth portion of the Portfolio. Additionally, we moved from the International Growth Fund (GMO) to the International Core Fund (GMO), which we feel will better complement the rest of our overall developed-market exposures.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Effective 1-1-11, Manulife Asset Management (US) LLC has been added as a subadviser. Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

6	International Allocation Portfolio | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	16.30	—	—	–2.03	16.30	—	—	–8.19

Class B	16.35	—	—	–1.95	16.35	—	—	–7.89

Class C	20.49	—	—	–1.50	20.49	—	—	–6.12

Class I [2]	22.87	—	—	–0.38	22.87	—	—	–1.56

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.68%, Class B — 2.38%, Class C — 2.38% and Class I — 1.22%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.16%, Class B — 3.78%, Class C — 3.06% and Class I — 5.32%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

Annual report | International Allocation Portfolio	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	12-29-06	$9,377	$9,211	$9,641

Class C2	12-29-06	9,388	9,388	9,641

Class I3	12-29-06	9,844	9,844	9,641

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class I shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

8	International Allocation Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other portfolio expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Portfolio’s actual ongoing operating expenses, and is based on the Portfolio’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1,2]

Class A	$1,000.00	$1,235.20	$3.49

Class B	1,000.00	1,229.60	7.35

Class C	1,000.00	1,231.10	7.36

Class I	1,000.00	1,237.80	0.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Allocation Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Portfolio’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1,2]

Class A	$1,000.00	$1,021.70	$3.16

Class B	1,000.00	1,018.20	6.66

Class C	1,000.00	1,018.20	6.66

Class I	1,000.00	1,024.00	0.85

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 The Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.91% to 1.11%.

10	International Allocation Portfolio | Annual report

Asset allocation

1 As a percentage of net assets on 2-28-11.

Annual report | International Allocation Portfolio	11

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

Dimensional Fund Advisors LP	(DFA)
Templeton Investment Counsel, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

As of 2-28-11

	Shares	Value
Affiliated Investment Companies 100.11%		$20,119,079

(Cost $17,088,215)

EQUITY 100.11%		20,119,079

International Large Cap 74.59%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	222,510	2,498,790

International Opportunities, Class NAV (Marsico)	174,253	2,498,790

International Value, Class NAV (Franklin)	321,672	4,995,567

John Hancock Funds III (G)
International Core, Class NAV (GMO)	161,251	4,995,567

Emerging Markets 18.01%

John Hancock Funds II (G)
Emerging Markets, Class NAV (DFA)	224,698	2,615,480

John Hancock Investment Trust III (G)
Greater China Opportunities, Class NAV (John Hancock1) (A)	49,311	1,005,954

International Small Cap 7.51%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	167,845	1,508,931

Total investments (Cost $17,088,215)† 100.11%		$20,119,079

Other assets and liabilities, net (0.11%)		($22,965)

Total net assets 100.00%		$20,096,114

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

1 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $19,468,650. Net unrealized appreciation aggregated $650,429, of which $650,429 related to appreciated investment securities and $0 related to depreciated investment securities.

12	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value	20,119,079

Total investments, at value (Cost $17,088,215)	20,119,079
Receivable for portfolio shares sold	97,179
Receivable due from adviser	4,107
Other receivables and prepaid expenses	22,177

Total assets	20,242,542

Liabilities

Due to custodian	314
Payable for investments purchased	79,879
Payable for fund shares repurchased	12,969
Payable to affiliates
Accounting and legal services fees	292
Transfer agent fees	6,072
Trustees’ fees	641
Other liabilities and accrued expenses	46,261

Total liabilities	146,428

Net assets

Capital paid-in	$32,711,953
Undistributed net investment income	137,738
Accumulated net realized loss on investments	(15,784,441)
Net unrealized appreciation (depreciation) on investments	3,030,864

Net assets	$20,096,114

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value
Class A ($11,482,643 ÷ 1,375,601 shares)	$8.35
Class B ($2,310,198 ÷ 278,210 shares)[1]	$8.30
Class C ($6,034,038 ÷ 726,153 shares)[1]	$8.31
Class I ($269,235 ÷ 32,114 shares)	$8.38

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.79

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$231,592

Total investment income	231,592

Expenses

Investment management fees (Note 4)	13,122
Distribution and service fees (Note 4)	103,948
Accounting and legal services fees (Note 4)	2,853
Transfer agent fees (Note 4)	39,723
Trustees’ fees (Note 4)	1,417
State registration fees (Note 4)	39,582
Printing and postage (Note 4)	9,899
Professional fees	36,929
Custodian fees	12,001
Registration and filing fees	20,993
Other	4,426

Total expenses	284,893
Less expense reductions (Note 4)	(118,808)

Net expenses	166,085

Net investment income	65,507

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(190,146)
Capital gain distributions received from affiliated underlying funds	156,004
(34,142)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	3,589,573

3,589,573

Net realized and unrealized gain	3,555,431

Increase in net assets from operations	$3,620,938

14	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$65,507	$75,504
Net realized loss	(34,142)	(10,066,907)
Change in net unrealized appreciation (depreciation)	3,589,573	20,230,923

Increase in net assets resulting from operations	3,620,938	10,239,520

Distributions to shareholders
From net investment income
Class A	—	(83,517)
Class B	—	(2,809)
Class C	—	(12,136)
Class I	—	(3,728)
From net realized gain
Class A	—	(2,419)
Class B	—	(300)
Class C	—	(1,298)
Class I	—	(72)

Total distributions	—	(106,279)

From Portfolio share transactions (Note 5)	(607,486)	(10,301,661)

Total increase (decrease)	3,013,452	(168,420)

Net assets

Beginning of year	17,082,662	17,251,082

End of year	$20,096,114	$17,082,662

Undistributed (distributions in excess of) net investment income	$137,738	($408)

See notes to financial statements	Annual report | International Allocation Portfolio	15

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$6.82	$4.31	$9.48	$9.96	$10.00
Net investment income (loss)[2,3]	0.05	0.02	0.12	0.13	(0.01)
Net realized and unrealized gain (loss) on investments	1.48	2.55	(4.86)	(0.03)	(0.03)
Total from investment operations	1.53	2.57	(4.74)	0.10	(0.04)
Less distributions
From net investment income	—	(0.06)	(0.14)	(0.13)	—
From net realized gain	—	—[4]	(0.29)	(0.45)	—
Total distributions	—	(0.06)	(0.43)	(0.58)	—
Net asset value, end of year	$8.35	$6.82	$4.31	$9.48	$9.96
Total return (%)[5]	22.43	59.59	(50.67)	0.70	(0.40)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$11	$10	$13	$30	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[7]	1.06[7,8]	0.92[7]	1.11[7]	8.53[9]
Expenses net of fee waivers	0.65[7]	0.67[7,8]	0.61[7]	0.58[7]	0.60[9]
Expenses net of fee waivers and credits	0.65[7]	0.66[7,8]	0.61[7]	0.58[7]	0.60[9]
Net investment income (loss)[3]	0.62	0.29	1.56	1.21	(0.60)[9]
Portfolio turnover (%)	64	41	23	23	3

1 The inception date for Class A shares is 12-29-06.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.

16	International Allocation Portfolio | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[2,3]	—	0.03	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	1.46	2.51	(4.83)	(0.06)	(0.03)
Total from investment operations	1.46	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—[4]	(0.29)	(0.45)	—
Total distributions	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of year	$8.30	$6.84	$4.32	$9.46	$9.95
Total return (%)[5]	21.35	58.73	(51.01)	(0.13)	(0.50)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$1	$1	$2	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.33[8]	3.06[8,9]	3.03[8]	4.02[8]	28.58[10]
Expenses net of fee waivers	1.34[8]	1.44[8,9]	1.53[8]	1.34[8]	1.26[10]
Expenses net of fee waivers and credits	1.34[8]	1.37[8,9]	1.31[8]	1.33[8]	1.26[10]
Net investment income (loss)[3]	0.05	0.48	0.80	0.70	(1.26)[10]
Portfolio turnover (%)	64	41	23	23	3

1 The inception date for Class B shares is 12-29-06.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
10 Annualized.

See notes to financial statements	Annual report | International Allocation Portfolio	17

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[2,3]	—[4]	0.03	0.06	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	1.47	2.51	(4.83)	(0.07)	(0.03)
Total from investment operations	1.47	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—[4]	(0.29)	(0.45)	—
Total distributions	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of year	$8.31	$6.84	$4.32	$9.46	$9.95
Total return (%)[5]	21.49	58.73	(51.01)	(0.13)	(0.50)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$6	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[7]	2.11[7,8]	1.92[7]	2.31[7]	18.62[9]
Expenses net of fee waivers	1.35[7]	1.40[7,8]	1.31[7]	1.33[7]	1.27[9]
Expenses net of fee waivers and credits	1.35[7]	1.37[7,8]	1.31[7]	1.33[7]	1.27[9]
Net investment income (loss)[3]	(0.06)	0.44	0.76	0.79	(1.27)[9]
Portfolio turnover (%)	64	41	23	23	3

1 The inception date for Class C shares is 12-29-06.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.

18	International Allocation Portfolio | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$6.82	$4.30	$9.49	$9.97	$10.00
Net investment income[2,3]	0.07	0.09	0.11	0.16	—[4]
Net realized and unrealized gain (loss) on investments	1.49	2.52	(4.84)	(0.03)	(0.03)
Total from investment operations	1.56	2.61	(4.73)	0.13	(0.03)
Less distributions
From net investment income	—	(0.09)	(0.17)	(0.16)	—
From net realized gain	—	—[4]	(0.29)	(0.45)	—
Total distributions	—	(0.09)	(0.46)	(0.61)	—
Net asset value, end of year	$8.38	$6.82	$4.30	$9.49	$9.97
Total return (%)[5]	22.87	60.62	(50.48)	1.02	(0.30)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.69[8]	4.68[8,9]	1.35[8]	7.17[8]	25.01[10]
Expenses net of fee waivers	0.18[8]	0.19[8,9]	0.16[8]	0.18[8]	0.17[10]
Expenses net of fee waivers and credits	0.18[8]	0.19[8,9]	0.16[8]	0.18[8]	0.17[10]
Net investment income (loss)[3]	0.91	1.46	1.44	1.55	(0.17)[10]
Portfolio turnover (%)	64	41	23	23	3

1 The inception date for Class I shares is 12-29-06.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Annualized.

See notes to financial statements	Annual report | International Allocation Portfolio	19

Notes to financial statements

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a diversified series of John Hancock Funds III (JHF III or the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and other permitted investments, including other affiliated funds in the John Hancock Funds complex.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 1 under the hierarchy described above.

20	International Allocation Portfolio | Annual report

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolio uses the following valuation techniques. Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Portfolio had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired, and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | International Allocation Portfolio	21

For federal income tax purposes, the Portfolio has a capital loss carryforward of $13,389,130 available to offset future net realized capital gains as of February 28, 2011. The following table details the capital loss carryforward available as of February 28, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2017	2018	2019

$1,965,278	$6,868,187	$4,555,665

Net capital losses of $14,876, that are a result of security transactions occurring after October 31, 2010, are treated as occurring on March 1, 2011, the first day of the Portfolio’s next taxable year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2011 and February 28, 2010 was as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	—	$106,279

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the components of distributable earnings on a tax basis included $138,154 of undistributable ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and short-term distributions received from underlying funds.

Note 3 — Guarantees and indemnifications

Under the Portfolio’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

22	International Allocation Portfolio | Annual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolio. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management contract with the Adviser under which the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock Funds complex (Other Assets). The Portfolio pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global Investment Management (U.S.A.) Limited) and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC). The Portfolio is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.07% of the Portfolio’s average daily net assets, which includes a voluntary waiver by the Adviser of 0.035% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I shares, respectively. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.68%, 1.38%, 1.38% and 0.20% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Effective May 1, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.16% of average daily net assets.

Accordingly, these expense reductions amounted to $52,997, $17,220, $33,335 and $15,256 for Class A, Class B, Class C and Class I shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2011, amounted to an annual rate of 0.02% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services

Annual report | International Allocation Portfolio	23

provided as the distributor of shares of the Portfolio. The Portfolio may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,651 for the year ended February 28, 2011. Of this amount, $2,444 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,461 was paid as sales commissions to broker-dealers and $746 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $2,457 and $393 for Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Portfolio paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Portfolio paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

24	International Allocation Portfolio | Annual report

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$31,780	$22,978	$8,013	$5,024
Class B	17,501	4,378	8,740	1,156
Class C	54,667	11,869	9,320	3,368
Class I	—	498	13,509	351
Total	$103,948	$39,723	$39,582	$9,899

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the years ended February 28, 2011 and 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	299,343	$2,223,804	522,788	$3,506,036
Distributions reinvested	—	—	10,629	75,571
Repurchased	(429,709)	(3,132,873)	(2,065,514)	(14,287,346)

Net decrease	(130,366)	($909,069)	(1,532,097)	($10,705,739)

Class B shares

Sold	124,785	$912,788	82,988	$561,962
Distributions reinvested	—	—	385	2,746
Repurchased	(35,612)	(257,341)	(49,422)	(311,321)

Net increase	89,173	$655,447	33,951	$253,387

Class C shares

Sold	185,601	$1,310,203	232,661	$1,591,552
Distributions reinvested	—	—	1,523	10,860
Repurchased	(221,117)	(1,580,337)	(225,150)	(1,384,944)

Net increase (decrease)	(35,516)	($270,134)	9,034	$217,468

Class I shares

Sold	12,543	$92,073	23,320	$141,232
Distributions reinvested	—	—	355	2,524
Repurchased	(24,742)	(175,803)	(33,711)	(210,533)

Net decrease	(12,199)	($83,730)	(10,036)	($66,777)

Net decrease	(88,908)	($607,486)	(1,499,148)	($10,301,661)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $11,427,071 and $11,839,574, respectively, for the year ended February 28, 2011.

Annual report | International Allocation Portfolio	25

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Allocation Portfolio (the “Portfolio”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

26	International Allocation Portfolio | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | International Allocation Portfolio	27

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

28	International Allocation Portfolio | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | International Allocation Portfolio	29

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

30	International Allocation Portfolio | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	John Hancock Asset Management
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Allocation Portfolio	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	3180A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock
MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Annual Report
2.28.11

Management’s discussion of

Fund performance

By Epoch Investment Partners, Inc.

The 12 months ended February 28, 2011, produced positive global equity performance against a backdrop of economic and political uncertainty. It was a year in which growth shares outperformed value-oriented stocks, and developed and emerging-market stocks finished on roughly equal footing, as measured by the MSCI indexes. For the fiscal year, John Hancock Global Shareholder Yield Fund’s Class A shares posted a total return of 20.64% at net asset value. By comparison, the MSCI World Index had a return of 22.31%. The average return of the world stock funds tracked by Morningstar, Inc. was 21.32%.

The Fund’s shortfall compared with the benchmark MSCI World Index can be explained by the fact that the value-oriented, dividend-paying stocks we typically favor generally lagged the returns of the higher-beta, growth-oriented shares that drove the index’s return. Indeed, our stock selection had a positive effect on performance for the fiscal year; nevertheless, the Fund trailed the index because we held overweight positions in the lagging utilities and staples sectors. It also hurt to be underrepresented in three of the four best-performing market segments for the fiscal year. Stock choices in energy shares were other key detractors, including Diamond Offshore Drilling, Inc. and France Telecom SA. At the other end of the spectrum, after utilities, our stock selection contributed strongly in the information technology sector, especially smart-phone maker HTC Corp. Stock selection and an overweight position made the telecommunication sector another source of strength, as several of the top-10 contributors to return resided in this sector, such as BCE, Inc., Vodafone Group PLC, Swisscom AG, CenturyLink, Inc. and Verizon Communications, Inc. Stock choices also drove outperformance in the utilities and consumer staples sectors, where the most helpful holdings were NiSource, Inc. in utilities and Altria Group, Inc. and Philip Morris International in consumer staples.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Global Shareholder Yield Fund | Annual report

A look at performance

For the period ended February 28, 2011

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	2-28-11	2-28-11

Class A2	14.56	—	—	0.37	14.56	—	—	1.51	2.24	2.24

Class B2	14.65	—	—	0.26	14.65	—	—	1.05	1.88	–2.18

Class C2	18.78	—	—	0.99	18.78	—	—	4.00	1.89	1.19

Class i2,3	21.09	—	—	2.18	21.09	—	—	8.99	2.93	2.88

Class NAV [3,4]	21.19	—	—	2.85	21.19	—	—	8.31	3.12	3.12

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25% and Class I — 1.09%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.66%, Class B — 3.33%, Class C — 2.56% and Class I — 1.12%. For Class NAV the net expenses equal the gross expenses and are 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

4 From 4-28-08.

Annual report | Global Shareholder Yield Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	3-1-07	$10,389	$10,105	$10,101

Class C2	3-1-07	10,400	10,400	10,101

Class I3	3-1-07	10,899	10,899	10,101

Class NAV[3]	4-28-08	10,831	10,831	9,625

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Global Shareholder Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,186.80	$8.46

Class B	1,000.00	1,183.00	12.18

Class C	1,000.00	1,184.30	12.19

Class I	1,000.00	1,190.30	5.92

Class NAV	1,000.00	1,190.90	5.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,017.10	$7.80

Class B	1,000.00	1,013.60	11.23

Class C	1,000.00	1,013.60	11.23

Class I	1,000.00	1,019.40	5.46

Class NAV	1,000.00	1,019.90	4.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.56%, 2.25%, 2.25%, 1.09% and 0.99% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Global Shareholder Yield Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Swisscom AG	2.0%	Diageo PLC	1.7%

Philip Morris International, Inc.	1.9%	France Telecom SA	1.7%

BCE, Inc.	1.8%	Pearson PLC	1.7%

Vodafone Group PLC	1.8%	National Grid PLC	1.6%

Imperial Tobacco Group PLC	1.7%	CenturyLink, Inc.	1.6%

Sector Composition[2,3]

Consumer Staples	18%	Information Technology	6%

Telecommunication Services	15%	Health Care	6%

Utilities	13%	Financials	5%

Consumer Discretionary	11%	Materials	4%

Energy	10%	Short-Term Investments & Other	4%

Industrials	8%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 2-28-11.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Shareholder Yield Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 95.63%		$338,634,007

(Cost $282,424,876)

Australia 1.77%		6,249,632

BHP Billiton, Ltd., SADR	27,100	2,563,660

JB Hi-Fi, Ltd.	88,600	1,772,478

Westpac Banking Corp.	79,461	1,913,494

Belgium 2.08%		7,382,158

Anheuser-Busch InBev NV	86,520	4,835,069

Mobistar SA	39,888	2,547,089

Brazil 0.91%		3,219,633

CPFL Energia SA	123,800	3,219,633

Canada 3.06%		10,826,878

BCE, Inc.	174,000	6,451,011

Rogers Communications, Inc., Class B	81,300	2,870,249

Shaw Communications, Inc., Class B	70,700	1,505,618

France 7.23%		25,617,912

Air Liquide SA	14,840	1,920,727

France Telecom SA	268,800	5,956,547

SCOR SE	103,300	3,035,058

Total SA	81,100	4,975,908

Vinci SA	80,600	4,850,216

Vivendi SA	171,200	4,879,456

Germany 3.08%		10,891,632

BASF SE	45,500	3,783,384

Daimler AG (I)	49,000	3,451,341

Muenchener Rueckversicherungs AG	21,900	3,656,907

Hong Kong 0.44%		1,550,456

China Mobile, Ltd., SADR	32,800	1,550,456

Italy 1.24%		4,374,466

Terna Rete Elettrica Nazionale SpA	948,600	4,374,466

Netherlands 1.56%		5,534,350

Royal Dutch Shell PLC, ADR	76,600	5,534,350

Norway 1.54%		5,448,155

Orkla ASA	169,700	1,547,713

StatoilHydro ASA, SADR	147,800	3,900,442

12	Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value
Philippines 0.38%		$1,358,798

Philippine Long Distance Telephone Company, SADR	27,351	1,358,798

Spain 1.57%		5,564,895

Telefonica SA	218,800	5,564,895

Sweden 0.46%		1,642,829

Assa Abloy AB, Series B	58,700	1,642,829

Switzerland 4.27%		15,102,588

Nestle SA	99,000	5,603,904

Roche Holdings AG	16,700	2,517,977

Swisscom AG	15,800	6,980,707

Taiwan 2.51%		8,882,798

HTC Corp.	101,650	3,693,302

Quanta Computer, Inc.	1,179,000	2,314,865

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	233,900	2,874,631

United Kingdom 18.25%		64,633,069

AstraZeneca PLC, SADR	102,300	5,030,091

BAE Systems PLC	759,400	4,065,427

British American Tobacco PLC	42,400	1,696,797

Compass Group PLC	261,700	2,354,266

Diageo PLC, SADR	76,600	5,994,716

FirstGroup PLC	838,572	4,971,945

Imperial Tobacco Group PLC	192,100	6,172,734

Meggitt PLC	414,000	2,275,409

National Grid PLC	624,260	5,806,173

Next PLC	70,729	2,275,003

Pearson PLC	345,900	5,912,665

Reckitt Benckiser Group PLC	49,700	2,561,383

Scottish & Southern Energy PLC	174,200	3,508,222

Unilever PLC	53,000	1,572,652

United Utilities Group PLC	257,663	2,482,140

Vodafone Group PLC	2,226,500	6,317,712

William Morrison Supermarket PLC	363,250	1,635,734

United States 45.28%		160,353,758

Abbott Laboratories	39,100	1,880,710

Altria Group, Inc.	192,600	4,886,262

Arthur J. Gallagher & Company	114,800	3,604,720

AT&T, Inc.	133,900	3,800,082

Automatic Data Processing, Inc.	40,300	2,015,000

Bemis Company, Inc.	51,900	1,704,915

Bristol-Myers Squibb Company	144,300	3,724,383

CenturyLink, Inc.	136,700	5,629,306

Chevron Corp.	26,400	2,739,000

CMS Energy Corp.	128,000	2,465,280

Coca-Cola Enterprises, Inc.	71,400	1,877,820

Comcast Corp., Special Class A	124,700	3,032,704

ConocoPhillips	25,700	2,001,259

See notes to financial statements	Annual report | Global Shareholder Yield Fund	13

	Shares	Value
United States (continued)

Diamond Offshore Drilling, Inc.	44,300	$3,465,589

DPL, Inc.	59,400	1,545,588

Duke Energy Corp.	185,800	3,342,542

E.I. Du Pont de Nemours & Company	67,700	3,714,699

Emerson Electric Company	30,400	1,813,664

Enterprise Products Partners LP	39,100	1,704,760

Exxon Mobil Corp.	34,700	2,967,891

Genuine Parts Company	38,700	2,039,103

H.J. Heinz Company	36,300	1,822,986

Honeywell International, Inc.	56,600	3,277,706

Johnson & Johnson	73,800	4,534,272

Kellogg Company	40,800	2,185,248

Kimberly-Clark Corp.	58,900	3,881,510

Kinder Morgan Energy Partners LP	50,000	3,682,500

Lorillard, Inc.	60,400	4,636,908

McDonald’s Corp.	23,800	1,801,184

Merck & Company, Inc.	71,200	2,318,984

Microchip Technology, Inc.	94,500	3,487,995

Microsoft Corp.	150,900	4,010,922

Nicor, Inc.	50,900	2,684,466

NiSource, Inc.	262,400	5,027,584

NYSE Euronext	59,900	2,216,300

Oracle Corp.	120,000	3,948,000

PepsiCo, Inc.	26,400	1,674,288

Philip Morris International, Inc.	105,400	6,617,012

Pitney Bowes, Inc.	150,600	3,792,108

Progress Energy, Inc.	35,600	1,627,276

Regal Entertainment Group	227,500	3,398,850

Reynolds American, Inc.	62,200	2,134,704

SCANA Corp.	42,700	1,728,496

Southern Company	84,400	3,216,484

Spectra Energy Corp.	69,300	1,853,775

TECO Energy, Inc.	176,300	3,192,793

The Coca-Cola Company	29,200	1,866,464

The Travelers Companies, Inc.	32,800	1,965,704

Time Warner, Inc.	72,600	2,773,320

Tupperware Brands Corp.	70,000	3,755,500

Vectren Corp.	90,800	2,389,856

Verizon Communications, Inc.	122,100	4,507,932

Waste Management, Inc.	43,100	1,597,286

Williams Partners LP	53,800	2,790,068

14	Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value
Preferred Securities 0.69%		$2,442,755

(Cost $2,301,838)

United States 0.69%		2,442,755

MetLife, Inc., Series B, 6.500%	98,300	2,442,755

Short-Term Investments 3.12%		$11,064,075

(Cost $11,064,075)

United States 3.12%		11,064,075

State Street Institutional Treasury Money Market Fund, 0.045% (Y)	11,064,075	11,064,075

Total investments (Cost $295,790,789)† 99.44%		$352,140,837

Other assets and liabilities, net 0.56%		$1,985,637

Total net assets 100.00%		$354,126,474

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $298,651,623. Net unrealized appreciation aggregated $53,489,214, of which $54,878,701 related to appreciated investment securities and $1,389,487 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 2-28-11:

Consumer Staples	18%
Telecommunication Services	15%
Utilities	13%
Consumer Discretionary	11%
Energy	10%
Industrials	8%
Information Technology	6%
Health Care	6%
Financials	5%
Materials	4%
Short-Term Investments and Other	4%

See notes to financial statements	Annual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $295,790,789)	$352,140,837
Foreign currency, at value (Cost $85,533)	85,709
Receivable for fund shares sold	2,521,390
Dividends and interest receivable	1,124,398
Receivable due from adviser	2,826
Other receivables and prepaid expenses	46,079

Total assets	355,921,239

Liabilities

Payable for investments purchased	1,055,353
Payable for fund shares repurchased	582,378
Payable to affiliates
Accounting and legal services fees	5,366
Transfer agent fees	27,681
Trustees’ fees	3,406
Other liabilities and accrued expenses	120,581

Total liabilities	1,794,765

Net assets

Capital paid-in	$332,238,098
Undistributed net investment income	1,147,879
Accumulated net realized loss on investments and foreign
currency transactions	(35,629,576)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	56,370,073

Net assets	$354,126,474

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($55,888,433 ÷ 5,883,971 shares)	$9.50
Class B ($2,091,710 ÷ 220,339 shares)[1]	$9.49
Class C ($10,531,019 ÷ 1,109,027 shares)[1]	$9.50
Class I ($123,131,857 ÷ 12,923,454 shares)	$9.53
Class NAV ($162,483,455 ÷ 17,056,448 shares)	$9.53

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Shareholder Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,115,758
Interest	1,370
Less foreign taxes withheld	(623,656)

Total investment income	12,493,472

Expenses

Investment management fees (Note 4)	2,451,550
Distribution and service fees (Note 4)	157,215
Accounting and legal services fees (Note 4)	38,071
Transfer agent fees (Note 4)	120,755
Trustees’ fees (Note 4)	19,400
State registration fees (Note 4)	47,357
Printing and postage (Note 4)	43,199
Professional fees	67,259
Custodian fees	142,537
Registration and filing fees	26,412
Other	16,063

Total expenses	3,129,818
Less expense reductions (Note 4)	(21,913)

Net expenses	3,107,905

Net investment income	9,385,567

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,320,587
Foreign currency transactions	(162,614)

7,157,973
Change in net unrealized appreciation (depreciation) of
Investments	38,306,117
Translation of assets and liabilities in foreign currencies	26,029

38,332,146

Net realized and unrealized gain	45,490,119

Increase in net assets from operations	$54,875,686

See notes to financial statements	Annual report | Global Shareholder Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$9,385,567	$7,764,203
Net realized gain (loss)	7,157,973	(16,931,286)
Change in net unrealized appreciation (depreciation)	38,332,146	69,100,321

Increase in net assets resulting from operations	54,875,686	59,933,238

Distributions to shareholders
From net investment income
Class A	(723,542)	(492,495)
Class B	(28,890)	(22,183)
Class C	(90,915)	(78,356)
Class I	(3,013,058)	(2,859,421)
Class R1	—	(1,490)
Class NAV	(4,805,780)	(3,900,810)

Total distributions	(8,662,185)	(7,354,755)

From Fund share transactions (Note 5)	65,670,818	51,057,676

Total increase	111,884,319	103,636,159

Net assets

Beginning of year	242,242,155	138,605,996

End of year	$354,126,474	$242,242,155

Undistributed net investment income	$1,147,879	$709,494

18	Global Shareholder Yield Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$8.10	$6.10	$9.52	$10.00
Net investment income[2]	0.24	0.25	0.36	0.35
Net realized and unrealized gain (loss) on investments	1.40	1.99	(3.57)	(0.51)
Total from investment operations	1.64	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.24)	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.24)	(0.24)	(0.21)	(0.32)
Net asset value, end of year	$9.50	$8.10	$6.10	$9.52
Total return (%)[3,4]	20.64	37.19	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of year (in millions)	$56	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	1.66[5]	1.72	1.79
Expenses net of fee waivers	1.55	1.56[5]	1.56	1.45
Expenses net of fee waivers and credits	1.55	1.55[5]	1.55	1.45
Net investment income	2.80	3.34	4.28	3.31
Portfolio turnover (%)	39	53	54	24

1 The inception date for Class A shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	19

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$8.10	$6.09	$9.51	$10.00
Net investment income[2]	0.19	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.38	2.00	(3.56)	(0.45)
Total from investment operations	1.57	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of year	$9.49	$8.10	$6.09	$9.51
Total return (%)[3,4]	19.65	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.91	3.54[5]	3.94	3.89
Expenses net of fee waivers	2.25	2.29[5]	2.43	2.23
Expenses net of fee waivers and credits	2.25	2.25[5]	2.25	2.23
Net investment income	2.18	2.68	3.50	2.11
Portfolio turnover (%)	39	53	54	24

1 The inception date for Class B shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$8.10	$6.10	$9.51	$10.00
Net investment income[2]	0.18	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.40	1.99	(3.55)	(0.45)
Total from investment operations	1.58	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of year	$9.50	$8.10	$6.10	$9.51
Total return (%)[3,4]	19.78	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of year (in millions)	$11	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39	2.63[5]	2.72	3.00
Expenses net of fee waivers	2.25	2.27[5]	2.28	2.23
Expenses net of fee waivers and credits	2.25	2.25[5]	2.25	2.22
Net investment income	2.10	2.66	3.50	2.08
Portfolio turnover (%)	39	53	54	24

1 The inception date for Class C shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$8.13	$6.11	$9.53	$10.00
Net investment income[2]	0.29	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	1.38	2.00	(3.46)	(0.44)
Total from investment operations	1.67	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.27)	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.27)	(0.28)	(0.25)	(0.36)
Net asset value, end of year	$9.53	$8.13	$6.11	$9.53
Total return (%)[3]	21.09	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of year (in millions)	$123	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.19[4]	1.21	2.16
Expenses net of fee waivers	1.08	1.08[4]	1.10	1.09
Expenses net of fee waivers and credits	1.08	1.08[4]	1.10	1.09
Net investment income	3.40	3.96	3.78	3.14
Portfolio turnover (%)	39	53	54	24

1 The inception date for Class I shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS NAV SHARES Period ended	2-28-11	2-28-10	2-28-09[1]

Per share operating performance

Net asset value, beginning of year	$8.13	$6.11	$9.71
Net investment income[2]	0.30	0.29	0.29
Net realized and unrealized gain (loss) on investments	1.38	2.01	(3.67)
Total from investment operations	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.28)	(0.28)	(0.22)
Net asset value, end of year	$9.53	$8.13	$6.11
Total return (%)[3]	21.19	38.16	(35.32)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.05[5]	1.09[6]
Expenses net of fee waivers	0.99	1.00[5]	1.05[6]
Expenses net of fee waivers and credits	0.99	1.00[5]	1.05[6]
Net investment income	3.49	3.84	4.27[6]
Portfolio turnover (%)	39	53	54

1 The inception date for Class NAV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
6 Annualized.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, print and postage, state registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Global Shareholder Yield Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$6,249,632	$2,563,660	$3,685,972	—
Belgium	7,382,158	—	7,382,158	—
Brazil	3,219,633	3,219,633	—	—
Canada	10,826,878	10,826,878	—	—
France	25,617,912	—	25,617,912	—
Germany	10,891,632	—	10,891,632	—
Hong Kong	1,550,456	1,550,456	—	—
Italy	4,374,466	—	4,374,466	—
Netherlands	5,534,350	5,534,350	—	—
Norway	5,448,155	3,900,442	1,547,713	—
Philippines	1,358,798	1,358,798	—	—
Spain	5,564,895	—	5,564,895	—
Sweden	1,642,829	—	1,642,829	—
Switzerland	15,102,588	—	15,102,588	—
Taiwan	8,882,798	2,874,631	6,008,167	—
United Kingdom	64,633,069	11,024,807	53,608,262	—
United States	160,353,758	160,353,758	—	—
Preferred Securities
United States	2,442,755	2,442,755	—	—
Short-Term Investments	11,064,075	11,064,075

Total Investments in
Securities	$352,140,837	$216,714,243	$135,426,594	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Annual report | Global Shareholder Yield Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after ex-date. In these cases dividend income is recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer

24	Global Shareholder Yield Fund | Annual report

agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $32,768,742 available to offset future net realized capital gains. The loss carryforward expires as follows: February 28, 2017 — $3,529,884 and February 28, 2018 — $29,238,858.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 28, 2011 and February 28, 2010 were as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	$8,662,185	$7,354,755

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the components of distributable earnings on a tax basis included $1,149,666 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

Annual report | Global Shareholder Yield Fund	25

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.875% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.55%, 2.25%, 2.25% and 1.09% for Class A, Class B, Class C and Class I shares, respectively. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.07% and 1.00% for Class I and Class NAV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Accordingly, these expense reductions amounted to $9,789, $7,446 and $4,678 for Class B, Class C and Class I shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $159,439 for the year ended February 28, 2011. Of this amount, $26,289 was retained and used for printing prospectuses, advertising, sales literature and other

26	Global Shareholder Yield Fund | Annual report

purposes, $132,990 was paid as sales commissions to broker-dealers and $160 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $5,202 and $3,686 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the performance of the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets

Prior to July 1, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$89,480	$56,105	$15,059	$5,674
Class B	14,948	3,464	9,768	528
Class C	52,787	11,235	9,188	999
Class I	—	49,951	13,342	35,998
Total	$157,215	$120,755	$47,357	$43,199

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | Global Shareholder Yield Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2011 and February 28, 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,386,382	$39,308,009	1,434,058	$10,960,022
Exchanged from Class R1	—	—	13,111	101,374
Distributions reinvested	74,691	629,739	52,831	394,297
Repurchased	(1,275,643)	(11,028,313)	(554,163)	(4,116,860)

Net increase	3,185,430	$28,909,435	945,837	$7,338,833

Class B shares

Sold	109,440	$973,264	77,695	$606,655
Distributions reinvested	3,088	25,713	2,748	20,403
Repurchased	(44,582)	(387,162)	(30,723)	(240,120)

Net increase	67,946	$611,815	49,720	$386,938

Class C shares

Sold	756,536	$6,843,306	226,872	$1,757,846
Distributions reinvested	7,194	60,372	6,336	47,012
Repurchased	(165,715)	(1,417,482)	(136,551)	(975,972)

Net increase	598,015	$5,486,196	96,657	$828,886

Class I shares

Sold	9,776,895	$84,148,820	7,646,302	$56,063,766
Distributions reinvested	342,757	2,878,289	360,676	2,669,843
Repurchased	(7,811,522)	(65,298,399)	(6,757,683)	(50,648,524)

Net increase	2,308,130	$21,728,710	1,249,295	$8,085,085

Class R1 shares

Sold	—	—	2,272	$14,473
Exchanged for Class A	—	—	(13,113)	(101,374)
Distributions reinvested	—	—	215	1,490

Net decrease	—	—	(10,626)	($85,411)

Class NAV shares

Sold	1,838,986	$14,832,210	4,816,056	$34,847,758
Distributions reinvested	571,534	4,805,780	521,545	3,900,810
Repurchased	(1,198,975)	(10,703,328)	(534,873)	(4,245,223)

Net increase	1,211,545	$8,934,662	4,802,728	$34,503,345

Net increase	7,371,066	$65,670,818	7,133,611	$51,057,676

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $169,262,937 and $106,215,633, respectively, for the year ended February 28, 2011.

28	Global Shareholder Yield Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Shareholder Yield Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

Annual report | Global Shareholder Yield Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 28, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

30	Global Shareholder Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Global Shareholder Yield Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

32	Global Shareholder Yield Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Global Shareholder Yield Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

34	Global Shareholder Yield Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Epoch Investment Partners, Inc.
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Shareholder Yield Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	3200A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Mega Cap Fund

Annual Report
2.28.11

Management’s discussion of

Fund performance

By Pzena Investment Management, LLC

The U.S. stock market generated strong returns for the year ended February 28, 2011. Stocks fell early in the period as a host of concerns — ranging from weaker-than-expected economic data, to a sovereign debt crisis in Europe, to a soaring U.S. fiscal deficit — clouded the economic outlook. In the second half of the period, however, the equity market shifted gears as evidence of improving economic activity, combined with another round of quantitative easing measures from the Federal Reserve, boosted investor confidence in the economy. The result was a sharp market rebound that extended through the end of the period. Most broad major stock indexes gained more than 20% for the 12 months.

For the year ended February 28, 2011, John Hancock Classic Value Mega Cap Fund’s Class A shares posted a total return of 19.12% at net asset value. The Fund performed in line with the 19.13% return of the Russell Top 200 Value Index, but trailed the 22.16% return of the Russell 1000 Value Index and the 20.44% return of the average large value fund, according to Morningstar, Inc.

The Fund’s underweight position in the energy sector and an emphasis on aerospace and defense companies in the industrials sector accounted for most of its underperformance. The most notable individual decliners included defense contractor L-3 Communications Holdings, Inc., diversified technology firm Hewlett-Packard Company and energy producer BP PLC. On the positive side, the leading performers in the Fund were primarily stocks that benefited from improving economic conditions, including electronic components manufacturer Tyco Electronics Ltd., advertising firm Omnicom Group, Inc. and financial services firm UBS AG.

We continue to find high-quality companies with dominant market positions trading at depressed valuations. Recent examples include network products maker Cisco Systems, Inc., money transfer firm The Western Union Company and medical instruments maker Becton, Dickinson & Company.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Classic Value Mega Cap Fund | Annual report

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	13.23	—	—	–7.28	13.23	—	—	–26.08

Class B	13.34	—	—	–7.43	13.34	—	—	–26.58

Class C	17.31	—	—	–6.72	17.31	—	—	–24.29

Class i2	19.67	—	—	–5.65	19.67	—	—	–20.77

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12% and Class I — 0.96%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.74%, Class B — 10.90%, Class C — 7.05% and Class I — 8.29%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 3-1-07.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Classic Value Mega Cap Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B	3-1-07	$7,560	$7,342	$9,269	$8,854

Class C2	3-1-07	7,571	7,571	9,269	8,854

Class I3	3-1-07	7,923	7,923	9,269	8,854

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Classic Value Mega Cap Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,283.00	$7.76

Class B	1,000.00	1,278.90	11.98

Class C	1,000.00	1,278.50	11.98

Class I	1,000.00	1,286.60	5.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Mega Cap Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,018.00	$6.85

Class B	1,000.00	1,014.30	10.59

Class C	1,000.00	1,014.30	10.59

Class I	1,000.00	1,020.00	4.81

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.12%, 2.12% and 0.96% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Classic Value Mega Cap Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Hewlett-Packard Company	4.7%	Dell, Inc.	3.4%

Exxon Mobil Corp.	4.6%	Omnicom Group, Inc.	3.2%

The Allstate Corp.	4.0%	L-3 Communications Holdings, Inc.	3.1%

Northrop Grumman Corp.	3.9%	UBS AG	3.1%

BP PLC	3.7%	Edison International	3.0%

Sector Composition[2,3]

Financials	33%	Consumer Discretionary	6%

Information Technology	20%	Utilities	3%

Health Care	11%	Materials	3%

Energy	10%	Consumer Staples	2%

Industrials	9%	Short-Term Investments & Other	3%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 2-28-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the perofrmance of those sectors.

Annual report | Classic Value Mega Cap Fund	11

Fund’s investments

As of 2-28-11

	Shares	Value
Common Stocks 96.42%		$6,186,614

(Cost $5,318,846)

Consumer Discretionary 5.82%		373,565

Media 3.76%

Omnicom Group, Inc.	3,975	202,328

Viacom, Inc., Class B	875	39,078

Specialty Retail 2.06%

Lowe’s Companies, Inc.	5,050	132,159

Consumer Staples 1.83%		117,497

Personal Products 1.83%

Avon Products, Inc.	4,225	117,497

Energy 9.89%		634,589

Oil, Gas & Consumable Fuels 9.89%

BP PLC, SADR	4,850	235,080

Exxon Mobil Corp.	3,425	292,940

Royal Dutch Shell PLC, ADR	1,475	106,569

Financials 33.21%		2,130,750

Capital Markets 9.76%

Morgan Stanley	5,075	150,626

State Street Corp.	3,350	149,812

The Goldman Sachs Group, Inc.	775	126,930

UBS AG (I)	10,000	198,500

Commercial Banks 4.33%

PNC Financial Services Group, Inc.	2,475	152,708

Wells Fargo & Company	3,875	125,008

Consumer Finance 1.49%

Capital One Financial Corp.	1,925	95,807

Diversified Financial Services 7.36%

Bank of America Corp.	8,675	123,966

Citigroup, Inc. (I)	33,306	155,872

JPMorgan Chase & Company	4,125	192,596

Insurance 10.27%

ACE, Ltd.	2,900	183,425

Hartford Financial Services Group, Inc.	2,075	61,420

MetLife, Inc.	3,375	159,840

The Allstate Corp.	8,000	254,240

12	Classic Value Mega Cap Fund | Annual report	See notes to financial statements

		Shares	Value
Health Care 10.71%			$687,189

Health Care Equipment & Supplies 6.05%

Becton, Dickinson & Company		2,075	166,000

Medtronic, Inc.		1,625	64,870

Zimmer Holdings, Inc. (I)		2,525	157,409

Health Care Providers & Services 2.17%

Aetna, Inc.		3,725	139,166

Pharmaceuticals 2.49%

Johnson & Johnson		2,600	159,744

Industrials 8.93%			572,807

Aerospace & Defense 8.93%

L-3 Communications Holdings, Inc.		2,525	200,207

Northrop Grumman Corp.		3,725	248,383

The Boeing Company		1,725	124,217

Information Technology 20.09%			1,289,385

Communications Equipment 1.96%

Cisco Systems, Inc. (I)		6,775	125,744

Computers & Peripherals 8.10%

Dell, Inc. (I)		13,600	215,288

Hewlett-Packard Company		6,975	304,316

Electronic Equipment, Instruments & Components 2.34%

Tyco Electronics, Ltd.		4,162	149,998

IT Services 2.01%

The Western Union Company		5,875	129,191

Software 5.68%

CA, Inc.		7,525	186,470

Microsoft Corp.		6,711	178,378

Materials 2.93%			187,808

Chemicals 2.93%

PPG Industries, Inc.		2,125	187,808

Utilities 3.01%			193,024

Electric Utilities 3.01%

Edison International		5,200	193,024

Short-Term Investments 3.15%			$202,000

(Cost $202,000)

	Par Value		Value
Repurchase Agreement 3.15%			$202,000

Repurchase Agreement with State Street Corp. dated
2-28-11 at 0.010% to be repurchased at $202,000
on 3-1-11, collateralized by $210,000 Federal Home
Loan Mortgage Corp., 4.50% due 6-23-25
(valued at $210,525, including interest)	$202,000		202,000

See notes to financial statements	Annual report | Classic Value Mega Cap Fund	13

Total investments (Cost $5,520,846)† 99.57%	$6,388,614

Other assets and liabilities, net 0.43%	$27,846

Total net assets 100.00%	$6,416,460

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $6,212,871. Net unrealized appreciation aggregated $175,743, of which $249,003 related to appreciated investment securities and $73,260 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 2-28-11.

United States	86%
Switzerland	5%
United Kingdom	4%
Netherlands	2%
Short-Term Investments & Other	3%

14	Classic Value Mega Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $5,520,846)	$6,388,614
Cash	987
Receivable for fund shares sold	26,995
Dividends and interest receivable	12,875
Receivable for securities lending income	6
Receivable due from adviser	3,459
Other receivables and prepaid expenses	27,444

Total assets	6,460,380

Liabilities

Payable to affiliates
Accounting and legal services fees	142
Transfer agent fees	1,679
Trustees’ fees	125
Other liabilities and accrued expenses	41,974

Total liabilities	43,920

Net assets

Capital paid-in	$10,373,671
Undistributed net investment income	19
Accumulated net realized loss on investments	(4,824,998)
Net unrealized appreciation on investments	867,768

Net assets	$6,416,460

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($5,121,079 ÷ 699,452 shares)	$7.32
Class B ($302,997 ÷ 41,550 shares)[1]	$7.29
Class C ($604,609 ÷ 82,875 shares)[1]	$7.30
Class I ($387,775 ÷ 52,839 shares)	$7.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.71

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Classic Value Mega Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$74,256
Securities lending	145
Interest	6

Total investment income	74,407

Expenses

Investment management fees (Note 4)	38,438
Distribution and service fees (Note 4)	16,502
Accounting and legal services fees (Note 4)	780
Transfer agent fees (Note 4)	8,209
Trustees’ fees (Note 4)	491
State registration fees (Note 4)	35,783
Printing and postage (Note 4)	2,663
Professional fees	35,589
Custodian fees	12,098
Registration and filing fees	23,447
Other	5,030

Total expenses	179,030
Less expense reductions (Note 4)	(108,659)

Net expenses	70,371

Net investment income	4,036

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	406,318
Investments in affiliated issuers	(33)

406,285
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	443,628
Investments in affiliated issuers	(3)

443,625

Net realized and unrealized gain	849,910

Increase in net assets from operations	$853,946

16	Classic Value Mega Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-11	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$4,036	$19,525
Net realized gain (loss)	406,285	(173,212)
Change in net unrealized appreciation (depreciation)	443,625	2,161,309

Increase in net assets resulting from operations	853,946	2,007,622

Distributions to shareholders
From net investment income
Class A	(2,954)	(29,972)
Class B	—	(192)
Class C	—	(460)
Class I	(990)	(3,794)

Total distributions	(3,944)	(34,418)

From Fund share transactions (Note 5)	1,433,426	(443,268)

Total increase	2,283,428	1,529,936

Net assets

Beginning of year	4,133,032	2,603,096

End of year	$6,416,460	$4,133,032

Undistributed (accumulated distributions in excess of) net
investment income	$19	($73)

See notes to financial statements	Annual report | Classic Value Mega Cap Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$6.15	$3.45	$7.60	$10.00
Net investment income[2]	0.01	0.03	0.09	0.13
Net realized and unrealized gain (loss) on investments	1.17	2.72	(4.16)	(2.23)
Total from investment operations	1.18	2.75	(4.07)	(2.10)
Less distributions
From net investment income	(0.01)	(0.05)	(0.08)	(0.11)
From net realized gain	—	—	—	(0.19)
Total distributions	(0.01)	(0.05)	(0.08)	(0.30)
Net asset value, end of year	$7.32	$6.15	$3.45	$7.60
Total return (%)[3,4]	19.12	79.57	(53.77)	(21.28)

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$3	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	3.09	3.70[5]	2.82	2.52
Expenses net of fee waivers	1.37	1.39[5]	1.37	1.37
Expenses net of fee waivers and credits	1.37	1.39[5]	1.37	1.37
Net investment income	0.16	0.59	1.49	1.34
Portfolio turnover (%)	58	76	114	38

1 The inception date for Class A shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

18	Classic Value Mega Cap Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$6.16	$3.47	$7.60	$10.00
Net investment income (loss)[2]	(0.04)	(0.01)	0.05	0.05
Net realized and unrealized gain (loss) on investments	1.17	2.71	(4.15)	(2.21)
Total from investment operations	1.13	2.70	(4.10)	(2.16)
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.01)	(0.03)	(0.24)
Net asset value, end of year	$7.29	$6.16	$3.47	$7.60
Total return (%)[3,4]	18.34	77.74	(54.01)	(21.85)

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.75	12.01[6]	14.22	11.98
Expenses net of fee waivers	2.12	2.15[6]	2.70	2.12
Expenses net of fee waivers and credits	2.12	2.13[6]	2.12	2.12
Net investment income (loss)	(0.58)	(0.24)	0.80	0.58
Portfolio turnover (%)	58	76	114	38

1 The inception date for Class B shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$6.17	$3.47	$7.61	$10.00
Net investment income (loss)[2]	(0.04)	(0.01)	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.17	2.72	(4.16)	(2.21)
Total from investment operations	1.13	2.71	(4.11)	(2.15)
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.01)	(0.03)	(0.24)
Net asset value, end of year	$7.30	$6.17	$3.47	$7.61
Total return (%)[3,4]	18.31	78.03	(54.07)	(21.75)

Ratios and supplemental data

Net assets, end of year (in millions)	$1	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.29	7.45[6]	7.51	6.38
Expenses net of fee waivers	2.12	2.14[6]	2.29	2.12
Expenses net of fee waivers and credits	2.12	2.13[6]	2.12	2.12
Net investment income (loss)	(0.60)	(0.19)	0.78	0.68
Portfolio turnover (%)	58	76	114	38

1 The inception date for Class C shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Classic Value Mega Cap Fund	19

CLASS I SHARES Period ended	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$6.15	$3.45	$7.61	$10.00
Net investment income[2]	0.04	0.05	0.12	0.17
Net realized and unrealized gain (loss) on investments	1.17	2.72	(4.17)	(2.23)
Total from investment operations	1.21	2.77	(4.05)	(2.06)
Less distributions
From net investment income	(0.02)	(0.07)	(0.11)	(0.14)
From net realized gain	—	—	—	(0.19)
Total distributions	(0.02)	(0.07)	(0.11)	(0.33)
Net asset value, end of year	$7.34	$6.15	$3.45	$7.61
Total return (%)[3]	19.67	80.19	(53.56)	(20.87)

Ratios and supplemental data

Net assets, end of year (in millions)	—[4]	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.73	8.73[5]	17.79	13.02
Expenses net of fee waivers	0.95	0.95[5]	0.97	0.97
Expenses net of fee waivers and credits	0.95	0.95[5]	0.97	0.97
Net investment income	0.56	0.80	1.96	1.80
Portfolio turnover (%)	58	76	114	38

1 The inception date for Class I shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Less than $500,000.
5 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

20	Classic Value Mega Cap Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, print and postage, state registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in

Annual report | Classic Value Mega Cap Fund	21

U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after ex-date. In these cases dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

22	Classic Value Mega Cap Fund | Annual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $4,132,973 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2017 — $1,205,196 and February 28, 2018 — $2,927,777.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended February 28, 2011 and February 28, 2010 was as follows:

	FEBRUARY 28, 2011	FEBRUARY 28, 2010

Ordinary Income	$3,944	$34,418

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2011, the components of distributable earnings on a tax basis included $96 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Classic Value Mega Cap Fund	23

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000; and (c) 0.77% of the Fund’s average daily net asset in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2011 were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.37%, 2.12%, 2.12% and 0.96% for Class A, Class B, Class C and Class I shares, respectively. Prior to July 1, 2010, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.94% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Effective May 1, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.16% of average daily net assets.

Accordingly, these expense reductions, described above, amounted to $65,103, $10,498, $15,109 and $17,949 for Class A, Class B, Class C and Class I shares, respectively, for the year ended February 28, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting

24	Classic Value Mega Cap Fund | Annual report

and legal services fees incurred for the year ended February 28, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Currently, only 0.25% is charged for Class A shares for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,975 for the year ended February 28, 2011. Of this amount, $1,191 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,194 was paid as sales commissions to broker-dealers and $590 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2011, CDSCs received by the Distributor amounted to $1,649 and $0 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

Annual report | Classic Value Mega Cap Fund	25

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$9,466	$6,418	$9,217	$1,450
Class B	2,267	177	7,316	172
Class C	4,769	1,105	7,667	377
Class I	—	509	11,583	664
Total	$16,502	$8,209	$35,783	$2,663

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2011 and February 28, 2010 were as follows:

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	352,716	$2,377,573	109,696	$629,324
Exchanged from Class R1	—	—	10,510	61,586
Distributions reinvested	390	2,652	4,769	29,332
Repurchased	(168,024)	(1,084,501)	(256,886)	(1,470,756)

Net increase (decrease)	185,082	$1,295,724	(131,911)	($750,514)

Class B shares

Sold	19,702	$132,319	13,088	$77,435
Distributions reinvested	—	—	31	192
Repurchased	(11,722)	(75,860)	(771)	(3,451)

Net increase	7,980	$56,459	12,348	$74,176

Class C shares

Sold	34,568	$228,531	28,288	$160,131
Distributions reinvested	—	—	57	349
Repurchased	(11,909)	(75,046)	(31,198)	(162,017)

Net increase (decrease)	22,659	$153,485	(2,853)	($1,537)

Class I shares

Sold	25,917	$164,566	58,081	$340,017
Distributions reinvested	7	45	130	800
Repurchased	(37,015)	(236,853)	(6,705)	(42,023)

Net increase (decrease)	(11,091)	($72,242)	51,506	$298,794

26	Classic Value Mega Cap Fund | Annual report

	Year ended 2-28-11		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class R1 shares

Exchanged for Class A	—	—	(10,524)	($61,586)
Repurchased	—	—	(512)	(2,601)

Net decrease	—	—	(11,036)	($64,187)

Net increase (decrease)	204,630	$1,433,426	(81,946)	($443,268)

Affiliates of the Fund owned 48% and 25% of shares of beneficial interest of Class A and Class B shares on February 28, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $3,925,195 and $2,721,824, respectively, for the year ended February 28, 2011.

Annual report | Classic Value Mega Cap Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Classic Value Mega Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Mega Cap Fund (the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 19, 2011

28	Classic Value Mega Cap Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 28, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

Annual report | Classic Value Mega Cap Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Charles L. Ladner,[2] Born: 1938	2006	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

30	Classic Value Mega Cap Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47
Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2006	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Classic Value Mega Cap Fund	31

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

32	Classic Value Mega Cap Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2007); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | Classic Value Mega Cap Fund	33

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner, Vice Chairperson*	Pzena Investment Management, LLC
Stanley Martin*
Hugh McHaffie	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone
Treasurer

*Member of the Audit Committee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Classic Value Mega Cap Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	3220A 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Stanley Martin who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $202,369 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $25,833, John Hancock Global Shareholder Yield Fund - $25,833, John Hancock Growth Opportunities Fund -$28,680, John Hancock International Growth Fund - $33,065, John Hancock U.S. Core Fund -$28,088, John Hancock International Core Fund - $36,863 and John Hancock International Allocation Fund - $24,007) and $233,674 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $27,125, John Hancock Global Shareholder Yield Fund - $27,125, John Hancock Growth Opportunities Fund - $29,929, John Hancock International Growth Fund - $34,239, John Hancock Value Opportunities Fund -$27,641, John Hancock U.S. Core Fund - $27,641, John Hancock International Core Fund -$36,283 and John Hancock International Allocation Fund - $23,691). John Hancock Value Opportunities liquidated prior to February 28, 2011.

(b) Audit-Related Services

Audit-related fees for assurance and related services by PWC amounted to $7,982 for the fiscal year ended February 28, 2011(broken out as follows: John Hancock Classic Value Mega Cap Fund - $347, John Hancock Global Shareholder Yield Fund - $347, John Hancock Growth Opportunities Fund - $347, John Hancock International Growth Fund - $347, John Hancock U.S. Core Fund - $347, John Hancock International Core Fund - $347 and John Hancock International Allocation Fund - $5,900) and $14,863 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $1,184, John Hancock Global Shareholder Yield Fund - $1,184, John Hancock Growth Opportunities Fund - $1,184, John Hancock International Growth Fund - $1,184, John Hancock Value Opportunities Fund - $1,184, John Hancock U.S. Core Fund - $1,184, John Hancock International Core Fund - $1,184 and John Hancock International Allocation Fund - $6,575) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was security counts and service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $23,223 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $2,926, John Hancock Global Shareholder Yield Fund - $2,926, John Hancock Growth Opportunities - $3,598, John Hancock International Growth Fund - $3,715, John Hancock U.S. Core Fund - $2,926, John

Hancock International Core Fund - $4,558 and John Hancock International Allocation Portfolio -$2,574) and $26,887 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $2,841, John Hancock Global Shareholder Yield Fund -$2,841, John Hancock Growth Opportunities - $3,493, John Hancock International Growth Fund - $3,606, John Hancock Value Opportunities Fund - $2,841, John Hancock U.S. Core Fund -$2,841, John Hancock International Core Fund - $5,925 and John Hancock International Allocation Portfolio - $2,499). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements.

(d) All Other Fees

Other fees amounted to $133 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $19, John Hancock Global Shareholder Yield Fund - $19, John Hancock Growth Opportunities - $19, John Hancock International Growth Fund - $19, John Hancock U.S. Core Fund - $19, John Hancock International Core Fund - $19 and John Hancock International Allocation Portfolio - $19) and $440 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $55, John Hancock Global Shareholder Yield Fund - $55, John Hancock Growth Opportunities - $55, John Hancock International Growth Fund - $55, John Hancock Value Opportunities Fund - $55, John Hancock U.S. Core Fund - $55, John Hancock International Core Fund - $55 and John Hancock International Allocation Portfolio - $559) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $2,028,605 for the fiscal year ended February 28, 2011 and $5,696,633 for the fiscal year ended February 28, 2010.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 19, 2011

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 19, 2011